UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Municipal Income Fund

Semi-Annual Report

June 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2022

% of fund's net assets
Illinois	18.1
Pennsylvania	8.7
Florida	7.9
New York	7.2
California	5.9

Top Five Sectors as of June 30, 2022

% of fund's net assets
Transportation	26.9
Health Care	24.6
General Obligations	21.3
Education	8.5
Special Tax	6.4

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	4.3%
AA,A	75.6%
BBB	11.9%
BB and Below	3.7%
Not Rated	2.9%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	2,780
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$2,550	$2,743
5% 4/1/26	2,400	2,634
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	4,277
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,502
4% 6/1/30	1,115	1,130
4% 6/1/31	975	983
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (a)	23,655	23,550

TOTAL ALABAMA		39,599

Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.458%, tender 1/1/37 (a)(b)	2,485	2,337
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/30	1,300	1,465
5% 2/1/31	1,250	1,420
5% 2/1/32	1,250	1,424
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	734
5% 5/1/51	910	724
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,311
5% 7/1/31	3,105	3,444
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	216
5% 7/1/48	295	255
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,543
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	2,140	1,703
6% 1/1/48 (c)	5,260	3,894
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	8,855
5% 1/1/33	4,965	5,285
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	910	967
5% 7/1/36 (d)	1,450	1,525
5% 7/1/37 (d)	1,075	1,129
Series 2017 B:
5% 7/1/29	2,070	2,276
5% 7/1/33	2,900	3,144
5% 7/1/36	3,310	3,560
5% 7/1/37	2,070	2,223
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,500
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,002
5% 7/1/49	1,125	1,120
5% 7/1/54	1,330	1,313
5% 7/1/59	2,000	1,957
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	7,370	8,195

TOTAL ARIZONA		71,521

California - 5.9%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,694
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	150
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2020, 4% 11/1/38	6,500	6,541
Series 2021:
5% 10/1/37	7,740	8,869
5% 10/1/41	49,565	55,573
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	2,023	1,887
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	7,486
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (c)	1,015	877
5% 7/1/37 (c)	1,525	1,218
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	335	257
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/28	5,110	5,245
(Various Cap. Projs.) Series 2022 C:
5% 8/1/31 (e)	1,365	1,566
5% 8/1/34 (e)	2,535	2,875
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% 2/1/45	2,695	2,503
Series 2018 A, 5% 3/1/42	195	204
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,401
5% 7/1/36	1,600	1,810
5% 7/1/37	1,000	1,127
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,078
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	4,100	3,338
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	4,140	3,099
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	155
Los Angeles Dept. Arpt. Rev. Series 2020 C, 5% 5/15/45 (d)	2,900	3,070
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/25 (d)	3,515	3,775
5% 8/1/26 (d)	1,350	1,470
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	2,956
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,595	1,719
4% 8/1/30	465	500
4% 8/1/32	2,900	3,090
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,545
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,439
Series 2011, 0% 8/1/46	950	322
Series B:
0% 8/1/37	6,455	3,614
0% 8/1/39	19,705	9,974
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	863
5% 9/1/26	1,050	1,111
5% 9/1/29	2,185	2,278
5% 9/1/31	985	1,019
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,596
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2021 B:
5% 7/1/46 (d)	10,000	10,521
5% 7/1/56 (d)	7,000	7,272
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	1,839
Series 2008 E, 0% 7/1/47 (f)	7,205	5,156
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (d)	1,000	1,039
Series 2019 B, 5% 5/1/49	3,765	3,969
Series 2022 A:
5% 5/1/26 (d)	6,315	6,810
5% 5/1/27 (d)	6,395	6,964
5% 5/1/28 (d)	8,530	9,341
5% 5/1/29 (d)	5,710	6,283
Series 2022 B, 5% 5/1/52	17,310	18,501
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	5,752
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,042
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,542
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	3,888
Series 2013 B, 5.5% 8/1/38	830	866

TOTAL CALIFORNIA		249,094

Colorado - 1.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,170
5% 10/1/43	2,600	2,667
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,312
4% 9/1/36	1,075	1,028
5% 9/1/46	6,045	6,191
Series 2019 A1, 4% 8/1/44	2,395	2,204
Series 2019 A2:
4% 8/1/49	6,100	5,465
5% 8/1/37	1,000	1,043
5% 8/1/44	6,145	6,277
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,200	1,227
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (d)	2,855	3,115
5% 11/15/27 (d)	2,440	2,690
Series 2018 A:
5% 12/1/34 (d)	4,245	4,718
5% 12/1/36 (d)	4,140	4,380
5% 12/1/37 (d)	8,280	8,726

TOTAL COLORADO		53,213

Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,980	2,099
Series 2020 A:
4% 1/15/33	10,100	10,459
4% 1/15/34	8,385	8,586
4% 1/15/38	1,000	1,001
Series 2021 B, 4% 1/15/39	3,305	3,298
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	448
5% 7/1/27	290	317
5% 7/1/28	525	571
5% 7/1/29	330	357
Series 2016 K, 4% 7/1/46	7,315	6,264
Series 2018 K-3, 5% 7/1/36	895	912
Series 2019 A:
5% 7/1/39 (c)	3,930	3,539
5% 7/1/49 (c)	285	241
Series 2020 A:
4% 7/1/37	2,500	2,462
4% 7/1/38	1,120	1,099
5% 7/1/32	2,000	2,158
5% 7/1/34	3,500	3,755
Series 2020 K, 5% 7/1/44 (c)	1,525	1,542
Series 2022 M, 4% 7/1/36	4,000	3,731
Series G, 5% 7/1/50 (c)	1,800	1,811
Series K1:
5% 7/1/27	415	435
5% 7/1/29	1,060	1,105
5% 7/1/30	830	860
5% 7/1/31	1,400	1,443
5% 7/1/32	1,000	1,028
5% 7/1/33	2,500	2,562
5% 7/1/34	620	634
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (c)	3,785	3,942
5% 4/1/39 (c)	4,865	5,009
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	885	963

TOTAL CONNECTICUT		72,631

District Of Columbia - 1.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/35	2,115	2,324
5% 10/1/37	2,125	2,320
5% 10/1/39	2,000	2,176
5% 10/1/44	7,000	7,543
Series 2019 B, 5% 10/1/47	7,150	7,351
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (d)	1,200	1,290
5% 10/1/32 (d)	1,855	1,985
5% 10/1/33 (d)	910	969
5% 10/1/35 (d)	2,070	2,188
5% 10/1/42 (d)	4,140	4,326
Series 2020 A:
5% 10/1/26 (d)	9,015	9,818
5% 10/1/27 (d)	3,125	3,441
5% 10/1/28 (d)	1,560	1,729

TOTAL DISTRICT OF COLUMBIA		47,460

Florida - 7.9%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,533
Broward County Arpt. Sys. Rev.:
Series 2017:
5% 10/1/25 (d)	205	220
5% 10/1/26 (d)	930	1,007
5% 10/1/27 (d)	830	908
5% 10/1/29 (d)	2,200	2,371
5% 10/1/30 (d)	610	653
5% 10/1/32 (d)	2,900	3,082
5% 10/1/33 (d)	1,080	1,142
5% 10/1/34 (d)	1,055	1,112
5% 10/1/35 (d)	1,240	1,302
5% 10/1/36 (d)	1,655	1,735
5% 10/1/37 (d)	1,865	1,949
5% 10/1/42 (d)	3,520	3,653
5% 10/1/47 (d)	4,965	5,124
Series A:
5% 10/1/28 (d)	2,485	2,619
5% 10/1/30 (d)	2,900	3,032
5% 10/1/31 (d)	2,485	2,593
5% 10/1/32 (d)	2,320	2,414
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	603
Series 2012 A, 5% 7/1/27	4,715	4,715
Series 2015 A, 5% 7/1/27	830	889
Series 2016, 5% 7/1/32	1,820	1,972
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,087
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,832
5% 7/1/32	10,120	10,838
Series 2016 A, 5% 7/1/33	1,110	1,206
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	2,533
Florida Dept. of Trans. Tpk. Rev. Series 2022 B:
4% 7/1/36	4,155	4,226
4% 7/1/37	4,525	4,534
4% 7/1/38	4,710	4,703
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,455
Series 2015 C:
5% 10/1/30	2,705	2,793
5% 10/1/40	1,655	1,686
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	1,964
5% 10/1/31	1,975	2,139
Series 2015 B:
5% 10/1/28	830	891
5% 10/1/30	1,490	1,591
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	830	857
Series 2016:
5% 10/1/26 (d)	1,405	1,521
5% 10/1/27 (d)	830	908
Series 2017 A:
5% 10/1/25 (d)	275	294
5% 10/1/25 (Escrowed to Maturity) (d)	555	599
5% 10/1/27 (d)	385	420
5% 10/1/27 (Escrowed to Maturity) (d)	1,270	1,416
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	2,485	2,776
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	2,665	2,977
5% 10/1/32 (d)	5,590	5,940
5% 10/1/34 (d)	4,965	5,232
5% 10/1/35 (d)	6,565	6,896
5% 10/1/36 (d)	6,210	6,515
5% 10/1/37 (d)	5,175	5,423
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27 (Pre-Refunded to 6/1/25 @ 100)	1,165	1,223
5% 6/1/24	230	240
JEA Wtr. & Swr. Sys. Rev. Series 2021 A:
4% 10/1/37	4,560	4,593
4% 10/1/38	1,090	1,095
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	830	876
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	830	876
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (d)	7,490	7,541
Series 2014 A:
5% 10/1/28 (d)	4,140	4,296
5% 10/1/33 (d)	6,940	7,174
5% 10/1/36 (d)	13,125	13,484
Series 2015 A:
5% 10/1/29 (d)	1,310	1,365
5% 10/1/31 (d)	1,100	1,138
5% 10/1/35 (d)	4,555	4,682
Series 2016 A:
5% 10/1/29	1,200	1,284
5% 10/1/31	1,450	1,540
Series 2017 B, 5% 10/1/40 (d)	10,760	11,181
Series 2019 A, 5% 10/1/49 (d)	11,860	12,302
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	2,997
Series 2014 B:
5% 7/1/26	2,070	2,180
5% 7/1/27	1,450	1,526
5% 7/1/28	830	874
Series 2016 A:
5% 7/1/32	3,560	3,778
5% 7/1/33	3,020	3,199
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	645	693
5% 5/1/29	3,375	3,570
Series 2016 A, 5% 5/1/30	6,225	6,643
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	3,932
Series 2021:
5% 10/1/31	1,250	1,435
5% 10/1/32	645	736
Orange County Health Facilities Auth. Series 2016 A:
5% 10/1/39	2,200	2,292
5% 10/1/44	1,605	1,663
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	1,140	1,201
5% 10/1/27 (d)	830	894
5% 10/1/29 (d)	860	915
5% 10/1/30 (d)	1,530	1,619
5% 10/1/31 (d)	1,075	1,135
5% 10/1/32 (d)	1,655	1,742
5% 10/1/33 (d)	3,555	3,734
5% 10/1/34 (d)	3,730	3,918
5% 10/1/35 (d)	3,930	4,123
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	3,905	4,155
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	412
5% 7/1/39	810	817
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,505
5% 10/1/32	5,190	5,633
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,057
5% 8/15/26	2,815	3,061
5% 8/15/27	1,865	2,054
5% 8/15/28	1,240	1,377
5% 8/15/30	2,685	2,945
5% 8/15/31	2,590	2,819
5% 8/15/32	1,930	2,078
5% 8/15/34	5,360	5,720
5% 8/15/35	3,555	3,780
5% 8/15/42	5,465	5,723
5% 8/15/47	8,115	8,453
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	932
Series 2015 A, 5% 12/1/40	1,820	1,859
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	340	342
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	961
5% 10/15/49	1,705	1,801
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	900
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,475
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,555
5% 8/1/26	280	296

TOTAL FLORIDA		333,279

Georgia - 3.3%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	1,870	1,998
Atlanta Wtr. & Wastewtr. Rev. Series 2015, 5% 11/1/27	830	887
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (a)	6,900	7,613
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	1,515	1,473
Georgia Gen. Oblig. Series 2022 A:
5% 7/1/33 (e)	6,885	8,213
5% 7/1/34 (e)	14,350	17,058
5% 7/1/35 (e)	24,240	28,744
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,665
5% 8/1/39	1,705	1,738
5% 8/1/43	2,275	2,302
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,393
4% 7/1/36	4,500	4,441
4% 7/1/43	6,160	5,751
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (a)	25,000	25,632
Series 2021 C, 4%, tender 12/1/28 (a)	23,425	23,451
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,096
Series 2019 A, 5% 6/1/29	800	883
Series 2020 B:
5% 9/1/31	2,490	2,855
5% 9/1/32	1,880	2,126

TOTAL GEORGIA		139,319

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (d)	6,210	6,400
Series 2018 A:
5% 7/1/29 (d)	1,055	1,149
5% 7/1/30 (d)	1,240	1,341
5% 7/1/31 (d)	1,215	1,308
5% 7/1/32 (d)	1,240	1,328
5% 7/1/33 (d)	1,265	1,348
Series 2022 A, 5% 7/1/42 (d)	9,480	10,119
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (d)	750	771
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (d)	1,655	1,702
5.25% 8/1/25 (d)	2,070	2,126

TOTAL HAWAII		27,592

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	605	614
Illinois - 18.1%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	7,630	7,630
Series 2015 C, 5.25% 12/1/39	1,405	1,433
Series 2016 B, 6.5% 12/1/46	660	713
Series 2017 A, 7% 12/1/46 (c)	2,320	2,580
Series 2017 C:
5% 12/1/24	4,770	4,914
5% 12/1/25	2,725	2,828
5% 12/1/26	800	835
5% 12/1/30	2,105	2,173
5% 12/1/34	1,245	1,280
Series 2017 D:
5% 12/1/23	2,460	2,512
5% 12/1/24	1,030	1,061
5% 12/1/31	3,565	3,679
Series 2017 H, 5% 12/1/36	95	97
Series 2018 A:
5% 12/1/25	830	861
5% 12/1/26	830	866
5% 12/1/28	3,915	4,108
5% 12/1/30	1,655	1,716
5% 12/1/32	950	979
5% 12/1/34	1,140	1,170
5% 12/1/35	830	850
Series 2018 C, 5% 12/1/46	3,250	3,294
Series 2019 A:
4% 12/1/27	5,000	4,961
5% 12/1/27	1,625	1,703
5% 12/1/28	2,910	3,053
5% 12/1/28	2,000	2,098
5% 12/1/33	1,300	1,339
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,074
Series 2020 A:
5% 1/1/27	430	455
5% 1/1/29	3,175	3,367
5% 1/1/30	3,125	3,298
5% 1/1/31	3,760	3,945
Series 2021 A, 5% 1/1/32	5,335	5,584
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	8,550	8,794
5% 1/1/28 (d)	15,855	16,281
5% 1/1/33 (d)	4,450	4,553
5% 1/1/34 (d)	2,150	2,195
Series 2016 A, 5% 1/1/28 (d)	1,655	1,742
Series 2016 B:
4% 1/1/35	1,305	1,291
5% 1/1/36	1,655	1,725
5% 1/1/37	2,235	2,327
5% 1/1/46	5,865	5,988
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	2,650	2,684
Series 2015 A:
5% 1/1/31 (d)	5,000	5,163
5% 1/1/32 (d)	10,100	10,414
Series 2015 C, 5% 1/1/46 (d)	1,985	2,018
Series 2016 B, 5% 1/1/34	5,050	5,308
Series 2016 C:
5% 1/1/33	2,255	2,375
5% 1/1/34	2,610	2,744
Series 2016 G:
5% 1/1/37 (d)	1,655	1,720
5% 1/1/42 (d)	1,655	1,709
5.25% 1/1/29 (d)	290	313
5.25% 1/1/31 (d)	330	352
Series 2017 A, 5% 1/1/31	2,925	3,147
Series 2017 B:
5% 1/1/35	1,740	1,844
5% 1/1/37	7,080	7,461
Series 2017 C:
5% 1/1/30	495	535
5% 1/1/31	495	533
5% 1/1/32	540	579
Series 2017 D:
5% 1/1/28 (d)	2,475	2,661
5% 1/1/29 (d)	2,070	2,211
5% 1/1/32 (d)	2,235	2,351
5% 1/1/34 (d)	3,360	3,506
5% 1/1/35 (d)	2,485	2,590
5% 1/1/36 (d)	3,090	3,217
5% 1/1/37 (d)	1,655	1,720
Series 2018 A:
5% 1/1/48 (d)	2,215	2,299
5% 1/1/53 (d)	3,790	3,924
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,185	2,252
5% 7/1/48 (d)	9,030	9,170
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	15,332
Series 2017, 5% 12/1/46	3,395	3,527
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/24	255	267
5% 6/1/25	255	272
5% 6/1/26	205	222
Cook County Gen. Oblig. Series 2016 A:
5% 11/15/26	4,420	4,834
5% 11/15/27	2,320	2,529
5% 11/15/28	3,020	3,277
5% 11/15/29	3,760	4,067
5% 11/15/30	4,140	4,464
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,141
5% 8/1/30	760	791
5% 8/1/32	1,015	1,048
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	826
5% 10/1/29	830	885
5% 10/1/30	830	881
5% 10/1/35	1,655	1,736
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	24,221
5% 5/15/43	34,525	35,485
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	931
4% 2/15/33	225	226
5% 2/15/29	5,110	5,601
5% 2/15/36	1,535	1,631
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	847
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	427
Series 2013:
5% 11/15/24	415	420
5% 11/15/27	85	86
5% 11/15/28	2,380	2,407
5% 11/15/29	1,160	1,173
Series 2015 A:
5% 11/15/35	1,985	2,056
5% 11/15/45	2,670	2,726
Series 2015 B, 5% 11/15/27	2,615	2,751
Series 2015 C:
4.125% 8/15/37	735	718
5% 8/15/35	6,175	6,370
5% 8/15/44	30,175	30,890
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	1,970	2,131
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,020	1,118
5% 2/15/29	4,255	4,580
5% 2/15/30	4,490	4,810
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	590	646
5% 2/15/31	3,620	3,856
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,040	1,139
5% 2/15/32	3,520	3,718
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	540	592
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	4,140	4,536
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	463
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	2,140	2,345
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	1,857
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	550
Series 2016 B:
5% 8/15/31	6,095	6,513
5% 8/15/32	5,000	5,309
5% 8/15/34	6,220	6,548
5% 8/15/36	8,680	9,117
Series 2016 C:
3.75% 2/15/34	1,215	1,192
4% 2/15/36	5,160	5,168
4% 2/15/41	20,725	20,469
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	696
5% 2/15/30	6,425	7,002
5% 2/15/31	12,595	13,599
5% 2/15/32	3,660	3,919
5% 2/15/34	2,920	3,113
5% 2/15/41	5,720	6,014
Series 2016 D, 4% 2/15/46	15,500	14,455
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	32
5% 5/15/29	1,040	1,101
5% 12/1/29	1,420	1,515
5% 5/15/30	2,200	2,319
5% 12/1/33	835	883
5% 12/1/46	11,065	11,443
Series 2017 A:
5% 1/1/36 (Pre-Refunded to 1/1/27 @ 100)	1,860	2,063
5% 8/1/42	730	748
Series 2017:
5% 1/1/29	2,775	3,050
5% 7/1/34	4,640	5,013
5% 7/1/35	3,900	4,207
Series 2019:
4% 9/1/37	600	553
4% 9/1/41	1,000	894
5% 9/1/36	1,000	1,032
Illinois Gen. Oblig.:
Series 2013:
5.5% 7/1/24	830	853
5.5% 7/1/25	4,315	4,425
Series 2014:
5% 2/1/25	3,005	3,098
5% 2/1/26	2,270	2,342
5% 4/1/28	1,895	1,952
5% 5/1/28	1,780	1,836
5.25% 2/1/31	360	369
Series 2016:
5% 6/1/26	995	1,061
5% 2/1/27	5,585	5,996
Series 2018 A, 5% 10/1/28	230	249
Series 2020, 5.75% 5/1/45	3,865	4,207
Series 2021 A:
5% 3/1/32	2,750	2,949
5% 3/1/33	1,500	1,602
5% 3/1/34	2,220	2,359
5% 3/1/35	5,450	5,757
5% 3/1/36	4,500	4,738
5% 3/1/37	5,500	5,775
5% 3/1/46	7,635	7,840
Series 2022 A:
5% 3/1/29	4,600	4,987
5% 3/1/32	4,490	4,846
5% 3/1/33	6,690	7,190
5% 3/1/34	5,110	5,461
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,073	5,483
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,620
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A:
5% 12/1/31	5,825	6,213
5% 12/1/32	8,525	9,065
Series 2019 A, 5% 1/1/44	1,260	1,351
Series A:
5% 1/1/36	1,000	1,113
5% 1/1/38	350	386
5% 1/1/40	2,390	2,607
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,260
5% 2/1/35	4,140	4,470
5% 2/1/36	7,120	7,676
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	4,220	4,074
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	5,087
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	1,427
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	41,985	15,637
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	25,250	8,468
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,000	906
Series 2012 B, 0% 12/15/51	10,845	2,401
Series A, 0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,371
Series 1996 A, 0% 6/15/24	2,535	2,390
Series 1998 A, 5.5% 12/15/23	5	5
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690	964
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,280	6,965
Series 2017 B:
5% 12/15/25	830	872
5% 12/15/26	2,755	2,922
5% 12/15/27	295	315
5% 12/15/31	560	583
5% 12/15/34	330	340
Series 2022 A:
4% 12/15/42	7,330	6,554
4% 12/15/47	560	489
4% 6/15/52	2,000	1,722
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,506
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,431
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,119
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,436
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,451
5% 6/1/28	2,275	2,433
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	4,555	4,725
6.25% 10/1/38	4,495	4,681
Series 2018 A, 5% 4/1/30	3,425	3,753
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,095	4,511
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	1,020	1,114
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,354
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,354

TOTAL ILLINOIS		768,021

Indiana - 1.3%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,303
Series 2016:
5% 9/1/24	560	593
5% 9/1/26	1,075	1,185
5% 9/1/27	540	593
5% 9/1/28	2,535	2,765
5% 9/1/29	1,240	1,346
5% 9/1/30	1,160	1,252
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	2,105	2,123
Series 2015 A, 5% 10/1/30	3,990	4,180
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	2,045	1,707
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	5,421
Series 2016:
4% 1/1/32 (d)	830	832
4% 1/1/33 (d)	830	829
4% 1/1/34 (d)	1,010	1,003
4% 1/1/35 (d)	2,300	2,273
5% 1/1/26 (d)	875	938
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,108
5% 7/1/35	1,960	2,179
5% 7/1/36	2,130	2,365
5% 7/1/37	1,970	2,184
5% 7/1/38	2,345	2,595
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	254
4% 4/1/46	6,035	5,599
5% 4/1/43	460	481
Series 2020:
4% 4/1/38	1,510	1,474
5% 4/1/32	1,805	1,962

TOTAL INDIANA		53,544

Iowa - 0.3%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,085
5% 5/15/48	1,885	1,753
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (d)	1,850	2,008
5% 12/1/27 (d)	1,965	2,152
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	3,820	3,683

TOTAL IOWA		10,681

Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A, 5% 9/1/40	3,740	3,888
Kentucky - 1.2%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	1,310	1,402
5% 1/1/31	1,240	1,312
5% 1/1/32	1,240	1,308
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,050
5% 8/1/44	1,000	1,022
Series 2019 A2, 5% 8/1/44	2,995	3,060
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	902
5% 5/1/29	4,510	4,975
5% 5/1/32	1,185	1,305
5% 5/1/33	915	1,002
5% 5/1/34	1,045	1,143
5% 5/1/35	615	665
5% 5/1/36	520	561
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	10,000	10,121
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (a)	1,695	1,809
Series 2020 D, 5%, tender 10/1/29 (a)	2,030	2,218
Series 2013 A:
5.5% 10/1/33	2,815	2,908
5.75% 10/1/38	7,255	7,505
Series 2020 A:
5% 10/1/37	2,405	2,546
5% 10/1/38	2,300	2,430

TOTAL KENTUCKY		49,244

Louisiana - 1.2%
Jefferson Parish Consolidated Wtrwks. District No. 2 Series 2022, 5% 2/1/42 (Build America Mutual Assurance Insured)	10,390	11,428
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,008
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,311
5% 12/15/25	2,585	2,769
5% 12/15/26	1,045	1,135
5% 12/15/28	1,655	1,780
5% 12/15/29	1,175	1,259
5% 12/15/30	2,320	2,478
Series 2018 E:
5% 7/1/37	1,615	1,710
5% 7/1/38	1,260	1,331
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	1,160	1,214
5% 1/1/29 (d)	4,295	4,467
5% 1/1/30 (d)	5,795	6,006
5% 1/1/31 (d)	2,070	2,139
Series 2017 B:
5% 1/1/27 (d)	330	357
5% 1/1/28 (d)	205	221
5% 1/1/32 (d)	330	348
5% 1/1/33 (d)	580	609
5% 1/1/34 (d)	180	188
5% 1/1/35 (d)	330	344
Series 2017 D2:
5% 1/1/27 (d)	415	449
5% 1/1/28 (d)	595	641
5% 1/1/31 (d)	530	561
5% 1/1/33 (d)	850	892
5% 1/1/34 (d)	1,020	1,067
5% 1/1/36 (d)	775	806
5% 1/1/37 (d)	1,275	1,323

TOTAL LOUISIANA		48,841

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,935	1,752
4% 7/1/46	3,180	2,800
5% 7/1/41	8,620	8,831
5% 7/1/46	22,975	23,419
Series 2017 B:
4% 7/1/25	375	390
4% 7/1/31	580	591
4% 7/1/32	415	421
4% 7/1/34	835	832
5% 7/1/26	270	292
5% 7/1/28	420	456
5% 7/1/29	330	356
5% 7/1/33	830	886
5% 7/1/35	630	666
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	934
5% 7/1/36	2,150	2,303
5% 7/1/38	555	594

TOTAL MAINE		45,523

Maryland - 1.2%
City of Westminster Series 2016:
5% 11/1/27	2,150	2,299
5% 11/1/28	2,275	2,419
5% 11/1/29	2,410	2,555
5% 11/1/30	2,555	2,695
Harford County Gen. Oblig. Series 2020 A:
5% 10/1/27	2,000	2,265
5% 10/1/29	2,000	2,326
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	2,345	2,379
Maryland Dept. of Trans.:
Series 2022 A:
5% 12/1/25	1,000	1,094
5% 12/1/27	1,000	1,135
Series 2022 B:
5% 12/1/24 (e)	1,160	1,222
5% 12/1/26 (e)	1,755	1,916
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,116
5% 6/1/35	1,655	1,756
Maryland Gen. Oblig. Series 2022 A, 5% 6/1/35	10,210	12,010
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	2,772
Series 2015, 5% 7/1/24	625	654
Series 2016 A:
4% 7/1/42	1,430	1,252
5% 7/1/35	575	594
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/51	4,000	4,425
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/41	1,250	1,399
5% 7/15/46	2,000	2,210

TOTAL MARYLAND		50,493

Massachusetts - 3.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	2,235	2,589
5% 7/1/33	2,500	2,863
5% 7/1/34	1,260	1,437
5% 7/1/35	3,180	3,619
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	6,025	6,602
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,408
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,544
5% 7/1/34	3,500	3,751
Series 2017, 4% 7/1/41	8,280	8,177
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	762
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	875
5% 10/1/28	875	919
5% 10/1/29	920	963
5% 10/1/31	1,015	1,054
5% 10/1/32	1,065	1,104
Series 2016 I, 5% 7/1/41	1,925	1,972
Series 2016:
5% 10/1/29	830	898
5% 10/1/30	1,240	1,339
5% 7/1/31	1,385	1,445
5% 10/1/31	1,340	1,444
5% 10/1/43	8,995	9,204
Series 2017:
5% 7/1/34	1,325	1,375
5% 7/1/35	1,000	1,037
Series 2019, 5% 9/1/59	14,880	15,478
Series 2020 A, 4% 7/1/45	12,200	10,852
Series BB1, 5% 10/1/46	345	366
Series M:
4% 10/1/50	12,425	10,957
5% 10/1/45	9,360	9,692
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (d)	1,000	1,082
5% 7/1/28 (d)	1,915	2,084
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	1,750	1,893
Series 2019 C, 5% 5/1/49	4,175	4,538
Series 2020 D, 5% 7/1/48	5,670	6,250
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	1,855
5% 7/1/34	895	953
5% 7/1/38	1,300	1,378
Series 2016 B, 5% 7/1/43 (d)	7,110	7,364
Series 2021 E:
5% 7/1/38 (d)	2,875	3,129
5% 7/1/39 (d)	4,480	4,865
5% 7/1/40 (d)	2,835	3,072
5% 7/1/51 (d)	10,000	10,589

TOTAL MASSACHUSETTS		154,778

Michigan - 2.5%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000	1,048
Series A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,048
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	2,634
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,598
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,199
5% 7/1/48	8,725	9,402
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,945	2,070
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10	11
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,240
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	196
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	2,822
(Trinity Health Proj.) Series 2017, 5% 12/1/42	2,140	2,250
Series 2012, 5% 11/15/42	8,595	8,667
Series 2016, 5% 11/15/41	1,560	1,625
Series 2019 A, 5% 11/15/48	2,105	2,175
Series 2020 A, 4% 6/1/49	2,545	2,273
Series MI, 5.5% 12/1/27	3,930	4,255
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	1,110	1,199
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	147
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	2,010	2,007
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	8,984
5% 3/1/50	13,450	14,072
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,578
5% 11/1/31	2,090	2,278
5% 11/1/36	205	223
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	5,790	6,147
Series 2015 G, 5% 12/1/28 (d)	4,555	4,809
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,230	1,243
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,020	1,027
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	995	998
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,035	1,037
5% 12/1/31	310	334
5% 12/1/32	315	338
5% 12/1/34	580	619
5% 12/1/35	540	575
5% 12/1/37	355	375
Series 2017 B:
5% 12/1/29 (d)	495	534
5% 12/1/30 (d)	580	621
5% 12/1/31 (d)	660	703
5% 12/1/32 (d)	420	447
5% 12/1/32 (d)	540	573
5% 12/1/34 (d)	495	522
5% 12/1/35 (d)	540	568
5% 12/1/37 (d)	705	738
5% 12/1/42 (d)	830	862
Series 2018 D, 5% 12/1/29 (d)	3,645	3,979

TOTAL MICHIGAN		107,050

Minnesota - 0.8%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,183
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,440
Series 2017, 5% 5/1/25	660	699
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	665
5% 10/1/45	1,370	1,435
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (a)	18,275	18,731
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,029
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(c)	3,770	3,763

TOTAL MINNESOTA		34,945

Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	611
5% 3/1/31	620	651
5% 3/1/36	1,240	1,286
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,189
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	839
3.25% 2/1/28	830	838
4% 2/1/40	660	624
5% 2/1/29	1,025	1,070
5% 2/1/31	2,150	2,231
5% 2/1/33	2,375	2,452
5% 2/1/36	2,235	2,295
Series 2019 A:
4% 10/1/48	2,850	2,742
5% 10/1/46	5,575	6,022
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	695	705
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,619
5% 7/1/34	1,750	1,912
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	893
Series 2018 A:
5.125% 9/1/48	3,325	3,025
5.125% 9/1/49	2,665	2,417

TOTAL MISSOURI		34,421

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	520	526
Series 2019 B, 4% 6/1/50	385	391

TOTAL MONTANA		917

Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	834
5% 7/1/36	570	609
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	1,910	1,932
Series 2019 E, 3.75% 9/1/49 (d)	2,135	2,154
Series 2020 A, 3.5% 9/1/50	1,700	1,699
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,205
5% 1/1/40	935	1,002
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (d)	330	355
5% 12/15/26 (d)	1,190	1,300
5% 12/15/27 (d)	830	903
5% 12/15/30 (d)	1,240	1,326
5% 12/15/31 (d)	650	692
5% 12/15/33 (d)	660	697
5% 12/15/35 (d)	1,655	1,740
5% 12/15/36 (d)	420	441

TOTAL NEBRASKA		17,889

Nevada - 0.2%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	3,750	4,046
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,130	1,146
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	1,011
5% 7/1/45	2,605	2,605

TOTAL NEVADA		8,808

New Hampshire - 1.9%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,930	5,834
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,576
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	975
5% 8/1/29	855	925
5% 8/1/30	850	914
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	3,640
Series 2017:
5% 7/1/30	2,125	2,346
5% 7/1/31	4,750	5,188
5% 7/1/32	3,185	3,447
5% 7/1/33	2,900	3,121
5% 7/1/34	4,415	4,732
5% 7/1/35	4,635	4,949
5% 7/1/36	4,870	5,181
5% 7/1/37	4,290	4,557
Series 2017, 5% 7/1/44	1,590	1,635
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	2,295	2,276
5% 7/1/24	830	831
5% 7/1/25	980	981
5% 7/1/27	415	416
Series 2016:
4% 10/1/38	2,010	1,942
5% 10/1/24	1,755	1,846
5% 10/1/25	1,740	1,862
5% 10/1/29	5,525	5,873
5% 10/1/31	4,315	4,544
5% 10/1/33	3,355	3,505
5% 10/1/38	6,185	6,401

TOTAL NEW HAMPSHIRE		80,497

New Jersey - 4.7%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	860	929
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	2,105	2,261
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,035	1,108
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	1,075	1,148
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,000	801
Series A, 5% 11/1/40	8,915	9,365
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	910	759
Series 2013 NN, 5% 3/1/26	4,125	4,197
Series 2013, 5% 3/1/25	1,820	1,853
Series 2015 XX, 5.25% 6/15/27	14,075	14,833
Series LLL, 5% 6/15/44	2,680	2,786
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,847
5% 7/1/32	1,985	2,103
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	22,085	23,344
4% 6/1/31	1,230	1,298
4% 6/1/32	830	873
5% 6/1/29	3,685	4,142
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22 (Escrowed to Maturity)	275	275
5% 7/1/24 (Escrowed to Maturity)	1,600	1,683
5% 7/1/25 (Escrowed to Maturity)	1,660	1,781
5% 7/1/26 (Escrowed to Maturity)	915	1,006
5% 7/1/26 (Escrowed to Maturity)	275	300
5% 7/1/27	620	679
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	420	458
5% 7/1/28	300	326
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	580	638
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	415	453
5% 7/1/30	830	894
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	690	753
Series 2016:
4% 7/1/48	2,400	2,138
5% 7/1/41	2,865	2,909
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	830	899
Series 2018 B:
5% 12/1/25 (d)	3,495	3,744
5% 12/1/26 (d)	1,035	1,119
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	22,638
Series 2008 A, 0% 12/15/38	1,500	694
Series 2010 A, 0% 12/15/27	9,485	7,810
Series 2014 BB2:
5% 6/15/32	5,810	6,281
5% 6/15/33	1,635	1,759
5% 6/15/34	1,060	1,136
Series 2016 A:
5% 6/15/27	2,250	2,437
5% 6/15/28	9,150	9,839
5% 6/15/29	1,865	1,996
Series 2021 A, 5% 6/15/33	2,980	3,205
Series 2022 A:
4% 6/15/39	2,030	1,985
4% 6/15/40	2,410	2,311
4% 6/15/42	4,540	4,281
Series 2022 AA:
5% 6/15/32	8,500	9,304
5% 6/15/34	7,460	8,022
5% 6/15/36	2,215	2,379
5% 6/15/37	4,235	4,538
Series AA:
4% 6/15/35	1,500	1,497
4% 6/15/40	1,680	1,611
4% 6/15/45	6,895	6,390
5% 6/15/35	490	524
5% 6/15/39	3,000	3,180
5% 6/15/45	1,550	1,616
Series BB, 5% 6/15/50	1,885	1,948

TOTAL NEW JERSEY		201,083

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,590	1,602
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	275	263
5% 5/15/39	205	191
5% 5/15/44	215	194
5% 5/15/49	425	374

TOTAL NEW MEXICO		2,624

New York - 7.2%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,038
4% 7/1/34	1,035	1,034
Series 2017:
5% 12/1/22 (c)	1,400	1,417
5% 12/1/23 (c)	1,200	1,243
5% 12/1/24 (c)	1,100	1,159
5% 12/1/25 (c)	1,200	1,281
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	245	246
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	27,048
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	5,215	5,642
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	580	619
Series 2016 C and D, 5% 8/1/28	2,175	2,349
Series 2016 E, 5% 8/1/28	3,645	3,968
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	11,240	12,408
Series GG 1, 5% 6/15/48	3,500	3,795
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	3,000	3,108
Series 2015 S2, 5% 7/15/35	1,465	1,546
New York City Transitional Fin. Auth. Rev. Series C1, 5% 5/1/29	3,720	4,229
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/15/37 (e)	785	803
5% 7/15/42 (e)	2,210	2,243
5% 7/15/50 (e)	5,710	5,743
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,092
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	8,414
Series 2015 A1, 5% 11/15/45	6,170	6,265
Series 2020 D:
4% 11/15/46	39,325	35,094
4% 11/15/47	2,710	2,386
New York State Dorm. Auth. Series 2021 E, 4% 3/15/45	13,955	13,611
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	825	823
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,172
Series 2020 C, 5% 3/15/47	15,000	16,181
Series 2020 E:
4% 3/15/37	6,970	6,942
4% 3/15/44	28,000	27,134
4% 3/15/45	22,500	21,753
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	3,560	3,645
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	2,755	2,903
5% 12/1/33 (d)	4,270	4,493
5% 12/1/34 (d)	4,665	4,841
5% 12/1/35 (d)	2,330	2,440
5% 12/1/36 (d)	1,590	1,653
5% 12/1/37 (d)	4,240	4,423
5% 12/1/38 (d)	10,300	10,732
5% 12/1/39 (d)	7,875	8,187
5% 12/1/40 (d)	6,665	6,906
5% 12/1/41 (d)	6,060	6,266
5% 12/1/42 (d)	3,030	3,130
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	5,657
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	4,886
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,214
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500	1,672
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	858
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	750	655
5.375% 11/1/54 (c)	1,150	975
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,415

TOTAL NEW YORK		307,737

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,915	4,111
North Carolina - 0.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,391
5% 6/1/46	2,120	2,321
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,385
5% 7/1/33	1,040	1,127
5% 7/1/37	2,910	3,125
Series 2017 B:
5% 7/1/24 (d)	155	162
5% 7/1/25 (d)	85	91
5% 7/1/26 (d)	85	92
5% 7/1/27 (d)	160	176
5% 7/1/28 (d)	135	147
5% 7/1/29 (d)	195	211
5% 7/1/30 (d)	210	226
5% 7/1/31 (d)	395	424
5% 7/1/32 (d)	420	448
5% 7/1/33 (d)	440	468
5% 7/1/34 (d)	460	487
5% 7/1/35 (d)	315	332
5% 7/1/36 (d)	255	268
5% 7/1/37 (d)	300	315
5% 7/1/42 (d)	975	1,017
Series 2017 C, 4% 7/1/32	1,190	1,201
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	275	309
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	2,215	2,492
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	1,000	1,125
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2021 A:
4% 3/1/41	1,050	842
4% 3/1/51	2,075	1,522

TOTAL NORTH CAROLINA		24,704

Ohio - 2.7%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	7,553
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,641
5% 8/1/26	1,645	1,776
5% 8/1/27	2,060	2,253
5% 8/1/28	2,060	2,249
5% 8/1/29	4,130	4,495
5% 8/1/30	3,520	3,805
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
5% 6/1/30	2,000	2,175
5% 6/1/32	1,665	1,795
5% 6/1/33	2,000	2,151
5% 6/1/34	420	451
Series 2020 B2, 5% 6/1/55	6,150	5,791
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	1,892
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,489
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	470	474
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	4,700	5,142
5% 12/1/51	6,900	7,520
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	5,714
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,087
5% 12/1/26	555	575
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	1,850	1,940
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,692
5% 2/15/44	4,415	4,335
5% 2/15/48	11,260	10,910
Ohio Gen. Oblig. Series 2019 A, 5% 3/1/28	4,315	4,890
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	909
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	545	560
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/42	2,150	904
Series 2022 A, 5% 2/15/38 (e)	1,155	1,290
(Infrastructure Projs.) Series 2022 A:
5% 2/15/30 (e)	270	304
5% 2/15/32 (e)	4,930	5,610
5% 2/15/39 (e)	240	268
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/29	2,615	3,007
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	1,908
5% 2/15/34	370	383
Series 2019, 5% 2/15/29	3,525	3,733
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	3,999
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012, 5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	10	10

TOTAL OHIO		113,680

Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,138
5% 10/1/29	1,160	1,256
5% 10/1/36	830	892
5% 10/1/39	1,655	1,777
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	1,888

TOTAL OKLAHOMA		6,951

Oregon - 0.9%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,325	6,412
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	2,980	3,157
Series 2022 28:
5% 7/1/41 (d)	12,420	13,429
5% 7/1/52 (d)	10,500	11,162
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	2,100	2,012

TOTAL OREGON		36,172

Pennsylvania - 8.7%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/38 (d)	2,545	2,437
4% 1/1/39 (d)	3,075	2,929
4% 1/1/40 (d)	10,000	9,505
4% 1/1/41 (d)	10,000	9,491
5% 1/1/29 (d)	4,185	4,594
5% 1/1/30 (d)	4,000	4,403
5% 1/1/31 (d)	3,000	3,307
5% 1/1/32 (d)	4,000	4,375
5% 1/1/51 (d)	20,480	21,318
5% 1/1/56 (d)	12,420	12,881
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,500	1,238
4% 12/1/41	2,450	1,842
4.25% 12/1/50	2,730	1,963
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	495	516
5% 7/1/33	1,150	1,189
5% 7/1/40	3,100	3,064
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	923
5% 7/15/29	1,290	1,459
5% 7/15/32	830	929
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	885	942
5% 6/1/29	970	1,028
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,170
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,124
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,054
4% 7/15/35	2,135	2,097
4% 7/15/37	4,140	4,010
5% 7/15/25	330	350
5% 7/15/26	1,035	1,108
5% 7/15/27	1,745	1,886
5% 7/15/28	1,285	1,386
5% 7/15/29	1,385	1,487
5% 7/15/30	1,815	1,936
5% 7/15/31	1,240	1,318
5% 7/15/32	1,305	1,380
5% 7/15/34	1,405	1,476
5% 7/15/36	4,150	4,349
5% 7/15/38	4,990	5,212
5% 7/15/43	5,795	6,009
Series 2020, 4% 7/15/45	2,900	2,621
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,595	3,773
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,257
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	895
5% 7/1/27	830	892
5% 7/1/28	830	886
5% 7/1/34	3,045	3,166
5% 7/1/36	1,655	1,714
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	1,140	1,148
5% 10/1/23	325	334
5% 10/1/24	965	1,003
5% 10/1/25	865	886
5% 10/1/27	415	422
Series 2016 A:
5% 10/1/28	1,255	1,285
5% 10/1/29	2,150	2,193
5% 10/1/31	3,790	3,843
5% 10/1/36	6,790	6,835
5% 10/1/40	4,700	4,710
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	637
Series 2018 A, 4% 8/15/48	10,545	9,411
Series 2016 A, 5% 8/15/46	24,835	25,468
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	2,997
Series 2017:
5% 5/1/35	1,025	1,081
5% 5/1/37	1,295	1,362
5% 5/1/41	5,860	6,097
Series 2016:
5% 5/1/28	415	440
5% 5/1/32	1,040	1,087
5% 5/1/33	1,405	1,466
Series 2018 A, 5% 2/15/48	1,575	1,701
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38	6,680	7,403
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	890
5% 7/1/26	830	905
5% 7/1/27	660	729
Series 2017 B:
5% 7/1/26 (d)	2,485	2,673
5% 7/1/27 (d)	2,070	2,253
5% 7/1/28 (d)	2,485	2,687
5% 7/1/29 (d)	1,860	1,999
5% 7/1/32 (d)	2,485	2,627
5% 7/1/33 (d)	1,865	1,965
5% 7/1/34 (d)	3,310	3,474
5% 7/1/37 (d)	3,725	3,881
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,598
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,685	2,486
Philadelphia School District:
Series 2016 D:
5% 9/1/26	7,600	8,313
5% 9/1/27	8,020	8,806
5% 9/1/28	6,705	7,345
Series 2016 F:
5% 9/1/28	11,600	12,708
5% 9/1/29	7,540	8,242
Series 2018 A:
5% 9/1/36	1,575	1,687
5% 9/1/37	910	972
5% 9/1/38	1,450	1,544
Series 2018 B, 5% 9/1/43	2,115	2,228
Series 2019 A:
4% 9/1/35	5,215	5,302
5% 9/1/33	2,480	2,809
5% 9/1/34	7,225	7,799
Series 2019 C, 5% 9/1/33	2,540	2,788
Series F:
5% 9/1/30	5,625	6,148
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	22
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	4,622
5% 10/1/36	6,210	6,840
5% 10/1/48	6,000	6,500
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	2,315	2,578
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	775	856
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,055	1,132
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	4,943
5% 8/1/48	5,335	5,707

TOTAL PENNSYLVANIA		370,756

Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	1,360	1,447
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	684
5% 9/1/36	5,810	5,992
Series 2016, 5% 5/15/39	5,215	5,359
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33 (e)	2,000	2,371
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,185	1,202
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (d)	1,200	1,193
5% 12/1/25 (d)	1,000	1,078

TOTAL RHODE ISLAND		17,879

South Carolina - 1.7%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,221
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,425
5% 12/1/26	1,160	1,233
5% 12/1/28	4,690	4,963
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,945	1,974
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,085
5% 7/1/33	4,200	4,498
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	910	983
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	2,485	2,651
5% 12/1/38	250	258
Series 2016 B:
5% 12/1/31	910	965
5% 12/1/41	12,515	12,911
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	14,974
4% 4/15/48	10,815	9,996
5% 4/15/48	10,595	10,948

TOTAL SOUTH CAROLINA		72,085

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	587
Series 2017:
5% 7/1/26	250	273
5% 7/1/28	250	277
5% 7/1/29	470	518

TOTAL SOUTH DAKOTA		1,655

Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,025
5% 8/1/31	1,000	1,063
5% 8/1/33	1,250	1,320
Series 2019 A2, 5% 8/1/35	765	803
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/25	1,225	1,255
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	1,755	1,817
Series 2019 B, 5% 7/1/54 (d)	9,580	9,951
Tennessee Hsg. Dev. Agcy. Series 2022 2, 5% 1/1/53	4,750	5,031

TOTAL TENNESSEE		23,265

Texas - 5.4%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	830	872
5% 11/15/27 (d)	1,035	1,085
5% 11/15/28 (d)	1,240	1,296
5% 11/15/39 (d)	9,440	9,758
Series 2017 B:
5% 11/15/28 (d)	830	889
5% 11/15/30 (d)	1,275	1,351
5% 11/15/32 (d)	1,005	1,059
5% 11/15/35 (d)	1,035	1,087
5% 11/15/36 (d)	1,385	1,453
5% 11/15/37 (d)	1,165	1,221
5% 11/15/41 (d)	4,725	4,930
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,075	1,133
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	395	427
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	830	898
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,040
4% 10/1/39	5,000	5,063
4% 10/1/40	2,000	2,014
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/38	2,655	2,876
Series 2020 C, 4% 10/1/49	3,100	2,931
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,190
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,301
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,468
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000	1,044
Series 2018 C:
5% 7/1/29 (d)	1,655	1,801
5% 7/1/30 (d)	1,765	1,908
5% 7/1/31 (d)	1,240	1,335
5% 7/1/32 (d)	1,450	1,553
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,478
5% 3/1/31	3,835	4,195
5% 3/1/32	1,635	1,783
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,255
5% 11/15/34	2,500	2,814
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	416
5% 10/15/30	1,570	1,655
5% 10/15/32	830	867
5% 10/15/36	545	564
5% 10/15/37	930	962
5% 10/15/38	1,325	1,369
5% 10/15/44	1,310	1,345
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	830	887
5% 11/1/27 (d)	1,780	1,888
5% 11/1/28 (d)	2,755	2,906
5% 11/1/29 (d)	1,655	1,738
5% 11/1/32 (d)	3,055	3,182
Series 2017:
5% 11/1/24 (d)	830	876
5% 11/1/25 (d)	830	891
5% 11/1/26 (d)	830	900
5% 11/1/27 (d)	830	895
5% 11/1/28 (d)	1,450	1,552
5% 11/1/29 (d)	1,035	1,102
5% 11/1/30 (d)	830	879
5% 11/1/31 (d)	1,840	1,944
5% 11/1/32 (d)	2,135	2,248
5% 11/1/33 (d)	830	872
5% 11/1/34 (d)	830	872
5% 11/1/36 (d)	830	871
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	1,940
5% 5/15/30	4,140	4,380
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	700
5% 8/15/29	1,655	1,827
5% 8/15/47	1,890	1,978
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	637
5% 4/1/30	2,825	2,992
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	887
5% 1/1/33	975	1,051
5% 1/1/34	1,240	1,334
5% 1/1/34	2,485	2,917
5% 1/1/35	1,820	1,956
5% 1/1/36	4,965	5,329
5% 1/1/37	6,625	7,098
5% 1/1/38	2,690	2,720
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	751
5% 1/1/30	350	373
5% 1/1/31	495	527
Series 2015 A, 5% 1/1/32	2,775	2,902
Series 2015 B, 5% 1/1/40	8,280	8,371
Series 2016 A, 5% 1/1/36	1,035	1,096
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	3,930
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	417
5% 10/1/30	580	643
5% 10/1/31	520	574
5% 10/1/39	1,030	1,119
5% 10/1/40	830	900
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
4% 2/15/35	4,140	4,153
5% 2/15/25	710	760
Series 2018 B, 5% 7/1/43	1,500	1,572
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,423	4,065
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,995	4,053
Series A, 3.5% 3/1/51	3,550	3,533
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	12,420	12,781
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	3,879
5% 3/15/31	2,690	2,940
Texas Wtr. Dev. Board Rev. Series 2020, 5% 8/1/27	2,400	2,704
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	5,468
5% 2/15/33	3,310	3,523
5% 2/15/34	4,140	4,401
5% 2/15/36	2,485	2,634
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	1,890
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	1,850	2,133
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	1,847
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,065

TOTAL TEXAS		227,939

Utah - 1.5%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/24 (d)	1,450	1,519
5% 7/1/25 (d)	1,655	1,765
5% 7/1/27 (d)	3,500	3,818
5% 7/1/29 (d)	3,090	3,330
5% 7/1/30 (d)	2,275	2,437
5% 7/1/31 (d)	4,345	4,630
5% 7/1/33 (d)	3,310	3,494
5% 7/1/35 (d)	3,310	3,469
5% 7/1/36 (d)	4,470	4,680
5% 7/1/37 (d)	3,520	3,680
Series 2018 A:
5% 7/1/31 (d)	2,000	2,155
5% 7/1/32 (d)	4,310	4,618
5% 7/1/33 (d)	1,420	1,513
5.25% 7/1/48 (d)	5,655	5,936
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	6,022
5% 5/15/50	9,000	9,743
Utah Gen. Oblig. Series 2020 B, 5% 7/1/28	1,995	2,288

TOTAL UTAH		65,097

Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	3,905
5% 10/15/46	4,720	4,815
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	19,928
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (d)	1,430	1,516

TOTAL VERMONT		30,164

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,028
5% 6/15/30	1,035	1,064
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	508
Series 2016:
4% 6/15/37	595	591
5% 6/15/27	1,240	1,325
5% 6/15/30	540	570
5% 6/15/33	350	365
5% 6/15/34	665	691
5% 6/15/35	1,820	1,886
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/35 (Pre-Refunded to 1/1/25 @ 100)	830	888
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	806
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	4,505	4,635
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,165
5% 1/1/34	1,240	1,284
5% 1/1/35	1,240	1,281
5% 1/1/44	830	849

TOTAL VIRGINIA		22,936

Washington - 2.0%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	2,900	3,125
5% 10/1/30 (d)	1,655	1,782
Series 2019 A, 4% 4/1/44 (d)	2,525	2,325
Washington Convention Ctr. Pub. Facilities Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	12,930	9,168
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	2,950
5% 2/1/34	3,450	3,645
Series 2020 A, 5% 8/1/33	1,260	1,422
Series 2021 A, 5% 8/1/43	2,300	2,559
Series 2021 C, 5% 2/1/44	270	301
Series 2022 C, 4% 7/1/35	4,200	4,402
Series 2022 D:
4% 7/1/35	1,800	1,886
4% 7/1/36	5,735	5,973
4% 7/1/37	4,000	4,121
Series R-2017 A, 5% 8/1/30	1,685	1,840
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	719
5% 7/1/27	1,285	1,398
5% 7/1/28	1,570	1,711
5% 7/1/29	615	668
5% 7/1/30	735	794
5% 7/1/31	1,120	1,206
5% 7/1/32	1,655	1,775
5% 7/1/33	2,345	2,505
5% 7/1/34	540	575
5% 7/1/42	4,685	4,870
Series 2015:
5% 1/1/25	1,655	1,765
5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	1,910	2,058
Series 2019 A1, 5% 8/1/38	1,000	1,039
Series 2019 A2, 5% 8/1/33	2,000	2,112
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,897
5% 10/1/28	1,825	1,949
5% 10/1/35	1,880	1,973
5% 10/1/36	2,845	2,982
5% 10/1/40	2,795	2,914
Series 2019, 4% 10/1/49	3,515	3,133
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100	95
5% 7/1/33 (c)	125	121
5% 7/1/38 (c)	100	94
5% 7/1/48 (c)	400	357

TOTAL WASHINGTON		84,209

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,433
5% 1/1/32	1,120	1,177

TOTAL WEST VIRGINIA		2,610

Wisconsin - 1.3%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,284
5% 1/1/40	540	566
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	7,550	7,870
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (c)	700	701
5% 5/15/28 (c)	1,095	1,076
5.25% 5/15/37 (c)	335	320
5.25% 5/15/42 (c)	415	385
5.25% 5/15/47 (c)	410	373
5.25% 5/15/52 (c)	775	695
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	735	673
5% 10/1/48 (c)	930	829
5% 10/1/53 (c)	2,330	2,044
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (c)	750	758
Series 2020, 5% 4/1/50 (c)	520	519
Series 2021 A, 4.5% 6/1/56 (c)	14,095	10,513
Series 2021 B, 6.5% 6/1/56 (c)	4,700	3,754
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,391
Series 2014, 4% 5/1/33	2,920	2,866
Series 2016 A:
5% 2/15/28	1,965	2,083
5% 2/15/29	2,550	2,693
5% 2/15/30	2,805	2,949
Series 2017 A:
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	926
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,590
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,758
Series 2019 A:
2.25% 11/1/26	690	676
5% 11/1/46	540	503
Series 2019 B1, 2.825% 11/1/28	1,435	1,286
Series 2019 B2, 2.55% 11/1/27	920	893
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 6/1/27	1,840	1,845

TOTAL WISCONSIN		56,819

TOTAL MUNICIPAL BONDS
(Cost $4,370,897)		4,177,785
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Municipal Cash Central Fund 0.88% (g)(h)
(Cost $98,764)	98,740,573	98,762
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $4,469,661)		4,276,547
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(31,943)
NET ASSETS - 100%		$4,244,604

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,680,000 or 1.5% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$88,008	$841,299	$830,541	$233	$--	$(4)	$98,762	6.6%
Total	$88,008	$841,299	$830,541	$233	$--	$(4)	$98,762

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$4,177,785	$--	$4,177,785	$--
Money Market Funds	98,762	98,762	--	--
Total Investments in Securities:	$4,276,547	$98,762	$4,177,785	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	26.9%
Health Care	24.6%
General Obligations	21.3%
Education	8.5%
Special Tax	6.4%
Others* (Individually Less Than 5%)	12.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,370,897)	$4,177,785
Fidelity Central Funds (cost $98,764)	98,762
Total Investment in Securities (cost $4,469,661)		$4,276,547
Cash		108
Receivable for investments sold		12
Receivable for fund shares sold		2,785
Interest receivable		53,933
Distributions receivable from Fidelity Central Funds		79
Total assets		4,333,464
Liabilities
Payable for investments purchased on a delayed delivery basis	$80,328
Payable for fund shares redeemed	4,042
Distributions payable	2,688
Accrued management fee	1,245
Distribution and service plan fees payable	92
Other affiliated payables	422
Other payables and accrued expenses	43
Total liabilities		88,860
Net Assets		$4,244,604
Net Assets consist of:
Paid in capital		$4,448,751
Total accumulated earnings (loss)		(204,147)
Net Assets		$4,244,604
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($243,937 ÷ 20,323 shares)(a)		$12.00
Maximum offering price per share (100/96.00 of $12.00)		$12.50
Class M:
Net Asset Value and redemption price per share ($86,430 ÷ 7,194 shares)(a)		$12.01
Maximum offering price per share (100/96.00 of $12.01)		$12.51
Class C:
Net Asset Value and offering price per share ($27,034 ÷ 2,252 shares)(a)		$12.00
Fidelity Municipal Income Fund:
Net Asset Value, offering price and redemption price per share ($3,006,737 ÷ 250,321 shares)		$12.01
Class I:
Net Asset Value, offering price and redemption price per share ($634,564 ÷ 52,864 shares)		$12.00
Class Z:
Net Asset Value, offering price and redemption price per share ($245,902 ÷ 20,479 shares)		$12.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$67,218
Income from Fidelity Central Funds		233
Total income		67,451
Expenses
Management fee	$7,991
Transfer agent fees	2,321
Distribution and service plan fees	562
Accounting fees and expenses	321
Custodian fees and expenses	22
Independent trustees' fees and expenses	7
Registration fees	117
Audit	30
Legal	2
Miscellaneous	11
Total expenses before reductions	11,384
Expense reductions	(40)
Total expenses after reductions		11,344
Net investment income (loss)		56,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,122)
Total net realized gain (loss)		(11,122)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(561,003)
Fidelity Central Funds	(4)
Total change in net unrealized appreciation (depreciation)		(561,007)
Net gain (loss)		(572,129)
Net increase (decrease) in net assets resulting from operations		$(516,022)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,107	$119,881
Net realized gain (loss)	(11,122)	33,989
Change in net unrealized appreciation (depreciation)	(561,007)	(13,995)
Net increase (decrease) in net assets resulting from operations	(516,022)	139,875
Distributions to shareholders	(56,105)	(152,504)
Share transactions - net increase (decrease)	(308,222)	123,902
Total increase (decrease) in net assets	(880,349)	111,273
Net Assets
Beginning of period	5,124,953	5,013,680
End of period	$4,244,604	$5,124,953

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$13.59	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B,C	.136	.281	.305	.330	.283
Net realized and unrealized gain (loss)	(1.560)	.057	.257	.689	.029
Total from investment operations	(1.424)	.338	.562	1.019	.312
Distributions from net investment income	(.136)	(.281)	(.304)	(.328)	(.284)
Distributions from net realized gain	–	(.087)	(.058)	(.051)	(.008)
Total distributions	(.136)	(.368)	(.362)	(.379)	(.292)
Net asset value, end of period	$12.00	$13.56	$13.59	$13.39	$12.75
Total ReturnD,E,F	(10.54)%	2.51%	4.28%	8.06%	2.48%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.79%I	.78%	.78%	.79%	.78%I
Expenses net of fee waivers, if any	.79%I	.78%	.78%	.79%	.78%I
Expenses net of all reductions	.79%I	.78%	.78%	.79%	.78%I
Net investment income (loss)	2.17%I	2.06%	2.29%	2.49%	2.68%I
Supplemental Data
Net assets, end of period (in millions)	$244	$249	$233	$241	$201
Portfolio turnover rateJ	24%I	13%	16%	16%	14%K,L

 A For the period March 1, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.60	$13.40	$12.76	$12.73
Income from Investment Operations
Net investment income (loss)B,C	.137	.285	.308	.333	.285
Net realized and unrealized gain (loss)	(1.560)	.056	.258	.689	.039
Total from investment operations	(1.423)	.341	.566	1.022	.324
Distributions from net investment income	(.137)	(.284)	(.308)	(.331)	(.286)
Distributions from net realized gain	–	(.087)	(.058)	(.051)	(.008)
Total distributions	(.137)	(.371)	(.366)	(.382)	(.294)
Net asset value, end of period	$12.01	$13.57	$13.60	$13.40	$12.76
Total ReturnD,E,F	(10.52)%	2.53%	4.30%	8.08%	2.58%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.77%I	.76%	.76%	.77%	.77%I
Expenses net of fee waivers, if any	.77%I	.76%	.76%	.77%	.77%I
Expenses net of all reductions	.77%I	.76%	.76%	.77%	.76%I
Net investment income (loss)	2.19%I	2.08%	2.31%	2.51%	2.70%I
Supplemental Data
Net assets, end of period (in millions)	$86	$106	$109	$120	$119
Portfolio turnover rateJ	24%I	13%	16%	16%	14%K,L

 A For the period March 1, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$13.59	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B,C	.090	.181	.206	.231	.204
Net realized and unrealized gain (loss)	(1.560)	.056	.257	.689	.032
Total from investment operations	(1.470)	.237	.463	.920	.236
Distributions from net investment income	(.090)	(.180)	(.205)	(.229)	(.208)
Distributions from net realized gain	–	(.087)	(.058)	(.051)	(.008)
Total distributions	(.090)	(.267)	(.263)	(.280)	(.216)
Net asset value, end of period	$12.00	$13.56	$13.59	$13.39	$12.75
Total ReturnD,E,F	(10.87)%	1.75%	3.51%	7.26%	1.87%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.53%I	1.52%	1.53%	1.53%	1.52%I
Expenses net of fee waivers, if any	1.52%I	1.52%	1.53%	1.53%	1.52%I
Expenses net of all reductions	1.52%I	1.52%	1.53%	1.53%	1.52%I
Net investment income (loss)	1.43%I	1.32%	1.54%	1.75%	1.94%I
Supplemental Data
Net assets, end of period (in millions)	$27	$35	$52	$58	$82
Portfolio turnover rateJ	24%I	13%	16%	16%	14%K,L

 A For the period March 1, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.60	$13.40	$12.75	$13.12	$12.86
Income from Investment Operations
Net investment income (loss)A,B	.157	.327	.350	.374	.382	.399
Net realized and unrealized gain (loss)	(1.560)	.057	.257	.699	(.286)	.444
Total from investment operations	(1.403)	.384	.607	1.073	.096	.843
Distributions from net investment income	(.157)	(.327)	(.349)	(.372)	(.381)	(.398)
Distributions from net realized gain	–	(.087)	(.058)	(.051)	(.085)	(.185)
Total distributions	(.157)	(.414)	(.407)	(.423)	(.466)	(.583)
Net asset value, end of period	$12.01	$13.57	$13.60	$13.40	$12.75	$13.12
Total ReturnC,D	(10.38)%	2.85%	4.63%	8.50%	.80%	6.67%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.45%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.46%G	.45%	.45%	.45%	.46%	.46%
Expenses net of all reductions	.46%G	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.50%G	2.39%	2.62%	2.83%	3.00%	3.05%
Supplemental Data
Net assets, end of period (in millions)	$3,007	$3,787	$3,805	$3,955	$3,817	$5,617
Portfolio turnover rateH	24%G	13%	16%	16%	14%I,J	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$13.59	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B,C	.151	.315	.339	.363	.309
Net realized and unrealized gain (loss)	(1.560)	.057	.257	.689	.029
Total from investment operations	(1.409)	.372	.596	1.052	.338
Distributions from net investment income	(.151)	(.315)	(.338)	(.361)	(.310)
Distributions from net realized gain	–	(.087)	(.058)	(.051)	(.008)
Total distributions	(.151)	(.402)	(.396)	(.412)	(.318)
Net asset value, end of period	$12.00	$13.56	$13.59	$13.39	$12.75
Total ReturnD,E	(10.43)%	2.76%	4.54%	8.33%	2.69%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%H	.53%	.53%	.53%	.53%H
Expenses net of fee waivers, if any	.54%H	.53%	.53%	.53%	.53%H
Expenses net of all reductions	.54%H	.53%	.53%	.53%	.53%H
Net investment income (loss)	2.42%H	2.31%	2.54%	2.75%	2.93%H
Supplemental Data
Net assets, end of period (in millions)	$635	$714	$619	$647	$555
Portfolio turnover rateI	24%H	13%	16%	16%	14%J,K

 A For the period March 1, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.60	$13.39	$12.75	$12.64
Income from Investment Operations
Net investment income (loss)B,C	.158	.331	.352	.378	.101
Net realized and unrealized gain (loss)	(1.559)	.057	.269	.689	.112
Total from investment operations	(1.401)	.388	.621	1.067	.213
Distributions from net investment income	(.159)	(.331)	(.353)	(.376)	(.095)
Distributions from net realized gain	–	(.087)	(.058)	(.051)	(.008)
Total distributions	(.159)	(.418)	(.411)	(.427)	(.103)
Net asset value, end of period	$12.01	$13.57	$13.60	$13.39	$12.75
Total ReturnD,E	(10.37)%	2.88%	4.74%	8.45%	1.69%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.42%H	.42%	.42%	.42%	.42%H
Expenses net of fee waivers, if any	.42%H	.42%	.42%	.42%	.42%H
Expenses net of all reductions	.42%H	.42%	.42%	.42%	.42%H
Net investment income (loss)	2.54%H	2.42%	2.65%	2.86%	3.08%H
Supplemental Data
Net assets, end of period (in millions)	$246	$235	$196	$97	$21
Portfolio turnover rateI	24%H	13%	16%	16%	14%J,K

 A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,343
Gross unrealized depreciation	(227,247)
Net unrealized appreciation (depreciation)	$(192,904)
Tax cost	$4,469,451

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	536,552	817,258

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$292	$22
Class M	-%	.25%	120	1
Class C	.75%	.25%	150	21
			$562	$44

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class M	1
Class C(a),(b)	–
$12

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$191.16
Class M	70.15
Class C	22.15
Fidelity Municipal Income Fund	1,428.09
Class I	545.17
Class Z	65.05
	$2,321

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Municipal Income Fund	$4

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Municipal Income Fund
Distributions to shareholders
Class A	$2,539	$6,637
Class M	1,040	2,945
Class C	213	779
Fidelity Municipal Income Fund	41,182	115,474
Class I	7,828	19,903
Class Z	3,303	6,766
Total	$56,105	$152,504

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Municipal Income Fund
Class A
Shares sold	4,880	4,233	$59,252	$57,833
Reinvestment of distributions	182	436	2,269	5,947
Shares redeemed	(3,091)	(3,424)	(38,545)	(46,733)
Net increase (decrease)	1,971	1,245	$22,976	$17,047
Class M
Shares sold	112	479	$1,426	$6,563
Reinvestment of distributions	73	189	912	2,578
Shares redeemed	(797)	(910)	(9,928)	(12,470)
Net increase (decrease)	(612)	(242)	$(7,590)	$(3,329)
Class C
Shares sold	195	519	$2,444	$7,097
Reinvestment of distributions	16	54	202	733
Shares redeemed	(519)	(1,820)	(6,538)	(24,876)
Net increase (decrease)	(308)	(1,247)	$(3,892)	$(17,046)
Fidelity Municipal Income Fund
Shares sold	23,898	21,512	$293,792	$294,467
Reinvestment of distributions	2,208	5,466	27,634	74,556
Shares redeemed	(54,800)	(27,724)	(685,783)	(378,751)
Net increase (decrease)	(28,694)	(746)	$(364,357)	$(9,728)
Class I
Shares sold	16,744	16,412	$206,570	$224,231
Reinvestment of distributions	310	749	3,874	10,204
Shares redeemed	(16,813)	(10,070)	(208,640)	(137,392)
Net increase (decrease)	241	7,091	$1,804	$97,043
Class Z
Shares sold	16,682	5,925	$207,547	$80,935
Reinvestment of distributions	196	365	2,445	4,980
Shares redeemed	(13,719)	(3,366)	(167,155)	(46,000)
Net increase (decrease)	3,159	2,924	$42,837	$39,915

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Municipal Income Fund
Class A	.79%
Actual		$1,000.00	$894.60	$3.71
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class M	.77%
Actual		$1,000.00	$894.80	$3.62
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.52%
Actual		$1,000.00	$891.30	$7.13
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Fidelity Municipal Income Fund	.46%
Actual		$1,000.00	$896.20	$2.16
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.54%
Actual		$1,000.00	$895.70	$2.54
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class Z	.42%
Actual		$1,000.00	$896.30	$1.97
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HIY-SANN-0822
1.704645.124

Fidelity® Michigan Municipal Income Fund

Fidelity® Michigan Municipal Money Market Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Fidelity® Michigan Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Michigan Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2022

% of fund's net assets
General Obligations	24.2
Health Care	23.8
Education	13.5
Water & Sewer	10.1
Transportation	10.0

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	3.2%
AA,A	87.5%
BBB	3.8%
BB and Below	1.5%
Not Rated	2.3%
Short-Term Investments and Net Other Assets	1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$600,000	$621,084
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (a)	400,000	420,789
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44 (b)	1,000,000	1,020,116

TOTAL GUAM		2,061,989

Michigan - 96.9%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,628,976
5% 5/1/37	1,175,000	1,273,803
Bay City School District Rev. Series 2014:
5% 11/1/26	1,000,000	1,052,975
5% 11/1/27	700,000	736,567
5% 11/1/28	250,000	263,014
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,469,049
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,063,876
5% 5/1/33	1,000,000	1,062,246
5% 5/1/34	1,075,000	1,140,516
5% 5/1/35	775,000	821,477
Detroit Downtown Dev. Auth. Tax Series A:
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,405,280
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,860,766
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,095,843
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,833,515
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	2,750,000	2,880,145
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,093,857
Detroit Gen. Oblig.:
Series 2018, 5% 4/1/23	310,000	315,522
Series 2020:
5.5% 4/1/35	690,000	751,503
5.5% 4/1/36	435,000	472,988
5.5% 4/1/37	465,000	504,350
5.5% 4/1/38	490,000	530,318
Series 2021 A:
5% 4/1/37	1,875,000	1,954,871
5% 4/1/39	1,210,000	1,256,036
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	27,861
Series 2006, 5% 7/1/36	10,000	10,027
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	735,000	818,867
5% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	520,000	578,202
5% 4/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	554,537
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (Assured Guaranty Muni. Corp. Insured)	1,385,000	1,493,802
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,425,000	1,535,318
Series 2020, 4% 5/1/40	3,000,000	2,998,505
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,408,073
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,656,521
4% 7/1/41	1,395,000	1,235,200
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,560,607
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021:
5% 1/1/26 (a)	225,000	242,636
5% 1/1/27 (a)	325,000	356,005
5% 1/1/28 (a)	235,000	260,652
5% 1/1/29 (a)	525,000	588,024
5% 1/1/30 (a)	425,000	479,459
5% 1/1/31 (a)	725,000	821,880
5% 1/1/32 (a)	725,000	819,507
5% 1/1/33 (a)	1,000,000	1,129,944
5% 1/1/34 (a)	1,000,000	1,123,528
5% 1/1/35 (a)	850,000	951,212
5% 1/1/36 (a)	600,000	669,007
5% 1/1/37 (a)	700,000	777,797
5% 1/1/38 (a)	1,170,000	1,296,649
5% 1/1/39 (a)	1,000,000	1,105,895
5% 1/1/40 (a)	1,000,000	1,103,312
5% 1/1/41 (a)	1,100,000	1,211,216
5% 1/1/46 (a)	2,000,000	2,170,555
5% 1/1/51 (a)	3,000,000	3,243,116
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	480,000	529,298
Series 2019:
5% 11/1/39 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,323,011
5% 11/1/41 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,420,238
5% 11/1/42 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,522,138
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	529,090
5% 1/1/33	250,000	276,767
5% 1/1/34	550,000	606,999
5% 1/1/35	400,000	440,135
5% 1/1/38	655,000	711,492
Series 2016, 5% 1/1/37	1,250,000	1,345,814
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	270,899
5% 1/1/32	320,000	346,639
5% 1/1/33	550,000	595,402
5% 1/1/34	500,000	540,753
5% 1/1/35	920,000	993,707
5% 1/1/36	385,000	415,177
5% 1/1/46	800,000	851,975
Grand Traverse County Hosp. Fin. Auth.:
Series 2014 A, 5% 7/1/47	1,400,000	1,426,274
Series 2019 A:
5% 7/1/44	1,110,000	1,165,659
5% 7/1/49	2,615,000	2,720,201
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	531,883
5% 12/1/26	1,900,000	2,017,481
5% 12/1/28	1,800,000	1,907,391
Series 2018:
5% 12/1/34	1,075,000	1,169,939
5% 12/1/35	1,225,000	1,331,134
5% 12/1/37	1,375,000	1,490,221
5% 12/1/38	875,000	946,545
5% 12/1/43	1,400,000	1,505,233
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,005,577
4% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,303,968
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/27	15,000	16,328
Series 2016 C, 5% 7/1/31	7,000,000	7,502,111
Series 2018 A:
5% 7/1/43	10,000,000	10,831,132
5% 7/1/48	5,000,000	5,387,830
Series 2018 B:
5% 7/1/28	1,125,000	1,261,278
5% 7/1/29	15,000	17,003
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,151,727
Series 2020 B:
5% 7/1/45	1,850,000	2,008,531
5% 7/1/49	1,300,000	1,409,190
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,108,810
5% 5/1/39	1,000,000	1,107,014
Hudsonville Pub. Schools Series 2017:
5% 5/1/31	430,000	476,396
5% 5/1/32	1,200,000	1,326,792
5% 5/1/34	1,000,000	1,098,901
5% 5/1/35	1,000,000	1,096,498
Ingham, Eaton and Clinton Counties Lansing School District Series II, 5% 5/1/24	355,000	373,479
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	1,985,000	1,980,688
4% 5/15/36 (Pre-Refunded to 5/15/26 @ 100)	15,000	15,925
5% 5/15/28	775,000	824,922
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	5,000	5,496
5% 5/15/30	4,970,000	5,237,840
5% 5/15/30 (Pre-Refunded to 5/15/26 @ 100)	30,000	32,975
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	400,877
Series 2022:
4% 11/15/31	1,000,000	928,042
4% 11/15/43	2,250,000	1,850,959
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	1,895,168
Series 2019 A:
5% 7/1/24	375,000	396,568
5% 7/1/25	375,000	405,562
5% 7/1/44	2,180,000	2,382,779
Lansing Cmnty. College Series 2019, 5% 5/1/44	3,000,000	3,292,110
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,219,994
5% 5/1/29	1,430,000	1,562,220
5% 5/1/31	500,000	543,372
5% 5/1/32	1,000,000	1,086,364
Lowell Area Schools Series I:
5% 5/1/47	1,500,000	1,657,600
5% 5/1/49	1,750,000	1,932,313
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,306,410
5% 5/1/34	1,750,000	1,921,420
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	855,821
5% 7/1/30	900,000	987,126
5% 7/1/31	780,000	853,023
5% 7/1/32	1,000,000	1,093,222
5% 7/1/33	705,000	770,722
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I, 3% 10/15/45	6,000,000	4,989,590
Series I, 5% 4/15/38	3,000,000	3,149,393
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,133,505
5% 11/1/31	750,000	847,129
5% 11/1/32	1,000,000	1,126,131
5% 11/1/33	3,250,000	3,650,331
5% 11/1/35	1,000,000	1,118,829
5% 11/1/36	1,250,000	1,394,133
5% 11/1/37	1,500,000	1,670,945
5% 11/1/38	1,595,000	1,773,462
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds):
Series 2014 C, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,850,000	1,943,809
Series 2014 C3, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	6,000,000	6,243,618
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	10,539
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,268,766
5% 1/1/40	3,000,000	3,045,038
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	776,617
4% 12/1/47	2,610,000	2,411,423
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,034,717
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	781,665
5% 12/1/37	3,270,000	3,470,435
5% 12/1/42	2,120,000	2,228,573
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	3,000,000	2,686,144
Series 2016 E1, 4%, tender 8/15/24 (c)	1,355,000	1,400,159
Series 2012:
5% 11/15/24	660,000	667,439
5% 11/15/26	800,000	808,783
5% 11/1/42 (Pre-Refunded to 11/1/22 @ 100)	2,000,000	2,022,980
Series 2013, 5% 8/15/30 (Pre-Refunded to 8/15/23 @ 100)	4,105,000	4,251,689
Series 2014 H1:
5% 10/1/25	2,250,000	2,372,249
5% 10/1/39	4,725,000	4,911,465
Series 2015 C:
5% 7/1/26	570,000	606,573
5% 7/1/27	1,465,000	1,555,101
5% 7/1/28	1,500,000	1,586,071
5% 7/1/35	2,100,000	2,194,777
Series 2015 D1:
5% 7/1/34	1,250,000	1,309,678
5% 7/1/35	505,000	528,523
Series 2015 D2, 5% 7/1/34	1,000,000	1,046,291
Series 2016 A, 5% 11/1/44	4,190,000	4,378,792
Series 2016:
5% 11/15/28	2,655,000	2,852,192
5% 1/1/29	1,000,000	1,054,799
5% 11/15/29	2,950,000	3,154,453
5% 1/1/30	1,000,000	1,050,150
5% 1/1/31	1,170,000	1,223,619
5% 1/1/32	1,895,000	1,971,628
5% 1/1/33	1,915,000	1,988,961
5% 1/1/34	2,135,000	2,210,800
5% 11/15/34	1,135,000	1,191,091
5% 11/15/41	11,710,000	12,199,869
Series 2019 A:
4% 12/1/49	7,000,000	6,511,779
4% 2/15/50	4,000,000	3,742,460
5% 11/15/48	9,865,000	10,193,702
5% 5/15/54	1,000,000	1,026,780
Series 2019 MI1, 5% 12/1/48	2,000,000	2,098,044
Series 2020 A:
4% 6/1/35	2,000,000	1,973,093
4% 6/1/37	2,000,000	1,954,170
4% 6/1/40	2,000,000	1,934,656
4% 6/1/49	4,250,000	3,796,564
Series 2020:
4% 11/1/55	2,500,000	2,298,474
5% 6/1/40	3,000,000	3,160,699
Series 2021, 5% 9/1/38	1,270,000	1,370,484
Series 2022:
4% 2/1/27	185,000	188,561
4% 2/1/32	285,000	281,711
4% 2/1/42	745,000	669,171
4% 4/15/42	2,000,000	1,976,154
4% 12/1/46	1,725,000	1,526,576
4% 12/1/51	1,100,000	950,151
Michigan Gen. Oblig. Series 2020 A, 4% 5/15/40	500,000	501,018
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	290,000	279,298
Series 2010 F4, 5% 11/15/47	5,050,000	5,349,558
Series 2016:
5% 11/15/46	3,500,000	3,696,662
5% 11/15/47	18,000,000	18,986,628
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	460,000	441,307
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,000,000	3,022,496
Series 2020 C, 3% 6/1/51	3,320,000	3,255,760
Series 2021 A, 3% 6/1/52	3,430,000	3,346,499
Series 2022 A, 5% 6/1/53	2,500,000	2,647,859
Series A:
3.5% 12/1/50	2,625,000	2,621,384
4% 12/1/48	1,185,000	1,202,818
Series C, 4.25% 6/1/49	2,615,000	2,666,972
Michigan State Hsg. Dev. Auth. Series 2021 A, 0.55% 4/1/25	2,750,000	2,595,215
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,201,234
Series 2019 C, 4% 2/15/44	1,500,000	1,466,238
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.):
Series 2017, 5% 6/30/25 (a)	1,100,000	1,144,531
Series 2018:
4.25% 12/31/38 (Assured Guaranty Muni. Corp. Insured) (a)	840,000	804,349
5% 12/31/25 (a)	1,260,000	1,316,769
5% 12/31/26 (a)	425,000	446,984
5% 6/30/29 (a)	35,000	36,602
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	1,698,862
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,679,915
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(c)	6,000,000	5,803,105
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (a)(c)	5,000,000	4,947,895
Series 2020:
4% 5/15/27	715,000	695,256
5% 5/15/44	1,500,000	1,416,104
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	2,759,543
Northern Michigan Univ. Revs. Series 2021:
4% 6/1/39	900,000	916,988
4% 6/1/40	500,000	506,386
4% 6/1/41	1,385,000	1,394,752
4% 6/1/46	1,850,000	1,809,413
5% 6/1/32	375,000	429,278
5% 6/1/33	365,000	414,939
5% 6/1/34	375,000	425,211
5% 6/1/35	375,000	423,957
5% 6/1/36	400,000	451,718
5% 6/1/37	675,000	759,769
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,251,344
5% 5/1/44	1,175,000	1,276,319
Oakland Macomb Intercepto Series 2020 A, 5% 7/1/29	1,500,000	1,715,596
Oakland Univ. Rev.:
Series 2013 A:
5% 3/1/25	995,000	1,012,504
5% 3/1/27	815,000	829,338
5% 3/1/38	2,900,000	2,951,017
Series 2014:
5% 3/1/28	335,000	349,376
5% 3/1/29	525,000	546,484
5% 3/1/39	3,000,000	3,094,595
Series 2016:
5% 3/1/28	1,150,000	1,243,029
5% 3/1/41	3,475,000	3,687,555
Series 2022 B:
5% 3/1/36 (b)	1,135,000	1,219,541
5% 3/1/37 (b)	1,265,000	1,355,053
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,724,472
5% 11/1/34	1,250,000	1,360,331
5% 11/1/35	1,300,000	1,413,261
5% 11/1/39	755,000	817,057
Series 2019, 4% 11/1/38	2,000,000	2,018,756
Series 2021, 4% 11/1/42	1,000,000	993,864
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	2,065,135
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,638,119
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
5% 5/1/42	3,050,000	3,360,743
5% 5/1/44	3,100,000	3,411,761
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/24	780,000	820,459
Series 2015, 5% 5/1/24	570,000	599,566
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26 (Pre-Refunded to 3/1/24 @ 100)	1,000,000	1,049,923
5% 9/1/27 (Pre-Refunded to 3/1/24 @ 100)	1,175,000	1,233,659
5% 9/1/28 (Pre-Refunded to 3/1/24 @ 100)	1,870,000	1,963,355
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	2,929,363
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	768,085
4% 7/1/37	820,000	816,659
4% 7/1/39	1,430,000	1,416,354
4% 7/1/40	490,000	483,253
Walled Lake Consolidated School District:
Series 2020, 5% 5/1/36	1,050,000	1,187,648
Series 2022, 5% 5/1/47	1,500,000	1,654,275
Warren Consolidated School District:
Series 2016:
5% 5/1/34	5,630,000	6,146,254
5% 5/1/35	1,250,000	1,362,712
Series 2017:
4% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	773,793
4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	521,319
Series 2018:
5% 5/1/30	550,000	607,998
5% 5/1/32	1,100,000	1,208,013
5% 5/1/34	1,175,000	1,281,095
5% 5/1/35	1,200,000	1,302,338
5% 5/1/36	1,000,000	1,081,123
5% 5/1/37	1,300,000	1,402,809
5% 5/1/38	800,000	861,777
Wayne County Arpt. Auth. Rev.:
Series 2012 B, 5% 12/1/32 (a)	1,500,000	1,512,894
Series 2014 C:
5% 12/1/29 (a)	720,000	751,726
5% 12/1/31 (a)	860,000	894,976
5% 12/1/34 (a)	1,655,000	1,713,257
Series 2015 D, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	8,165,000	8,499,045
Series 2015 G:
5% 12/1/35	5,435,000	5,682,173
5% 12/1/36	5,760,000	6,016,625
Series 2017 A:
5% 12/1/37	545,000	575,129
5% 12/1/42	1,455,000	1,533,138
Series 2017 B, 5% 12/1/47 (a)	450,000	464,844
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,188,078
Series 2018 D:
5% 12/1/30 (a)	4,365,000	4,733,821
5% 12/1/31 (a)	2,825,000	3,051,387
5% 12/1/32 (a)	2,945,000	3,162,752
Series 2021 A:
5% 12/1/36	1,000,000	1,096,842
5% 12/1/37	1,500,000	1,640,381
5% 12/1/38	1,250,000	1,363,463
5% 12/1/39	1,500,000	1,632,718
Series 2021 B:
5% 12/1/35 (a)	1,225,000	1,326,303
5% 12/1/37 (a)	1,520,000	1,633,623
5% 12/1/46 (a)	1,280,000	1,344,086
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	979,879
4% 11/15/39	800,000	776,696
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	339,775
5% 11/15/26	400,000	424,339
5% 11/15/28	650,000	687,090
5% 11/15/29	750,000	792,088
5% 11/15/30	855,000	901,772
5% 11/15/31	700,000	736,648
Series 2015 A:
5% 11/15/26	1,000,000	1,071,675
5% 11/15/28	2,505,000	2,669,506
Series 2019 A, 5% 11/15/44	2,000,000	2,190,583
Series 2021 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	300,000	336,277
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	200,000	230,627
5% 11/15/31 (Assured Guaranty Muni. Corp. Insured)	150,000	172,737
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	300,000	344,101
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	400,000	456,162
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	400,000	453,643
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	625,000	705,492
5% 11/15/40 (Assured Guaranty Muni. Corp. Insured)	635,000	712,713
5% 11/15/41 (Assured Guaranty Muni. Corp. Insured)	345,000	386,486
5% 11/15/51 (Assured Guaranty Muni. Corp. Insured)	5,000,000	5,520,145
5% 11/15/53 (Assured Guaranty Muni. Corp. Insured)	4,100,000	4,515,885
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,426,660
5% 5/1/30	1,550,000	1,692,722
5% 5/1/32	2,000,000	2,183,394
Zeeland Pub. Schools Series A, 5% 5/1/27	1,000,000	1,071,732

TOTAL MICHIGAN		560,461,578

Puerto Rico - 1.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,643,730	923,258
5.625% 7/1/27	195,000	207,434
5.625% 7/1/29	595,000	638,886
5.75% 7/1/31	1,410,000	1,539,811
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,474,442
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	195,000	180,039
5% 7/1/30	485,000	535,469
5% 7/1/32	360,000	395,521

TOTAL PUERTO RICO		5,894,860

TOTAL MUNICIPAL BONDS
(Cost $598,869,999)		568,418,427
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $598,869,999)		568,418,427
NET OTHER ASSETS (LIABILITIES) - 1.7%		9,917,358
NET ASSETS - 100%		$578,335,785

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$568,418,427	$--	$568,418,427	$--
Total Investments in Securities:	$568,418,427	$--	$568,418,427	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	24.2%
Health Care	23.8%
Education	13.5%
Water & Sewer	10.1%
Transportation	10.0%
Special Tax	5.9%
Others* (Individually Less Than 5%)	12.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $598,869,999)		$568,418,427
Cash		8,906,800
Receivable for fund shares sold		493,275
Interest receivable		5,960,158
Other receivables		1,420
Total assets		583,780,080
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,739,835
Payable for fund shares redeemed	1,129,440
Distributions payable	318,708
Accrued management fee	169,144
Other affiliated payables	63,683
Other payables and accrued expenses	23,485
Total liabilities		5,444,295
Net Assets		$578,335,785
Net Assets consist of:
Paid in capital		$609,864,360
Total accumulated earnings (loss)		(31,528,575)
Net Assets		$578,335,785
Net Asset Value, offering price and redemption price per share ($578,335,785 ÷ 50,934,652 shares)		$11.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$8,561,500
Expenses
Management fee	$1,122,176
Transfer agent fees	336,802
Accounting fees and expenses	76,152
Custodian fees and expenses	4,978
Independent trustees' fees and expenses	1,016
Registration fees	19,196
Audit	24,488
Legal	8,250
Miscellaneous	1,315
Total expenses before reductions	1,594,373
Expense reductions	(10,607)
Total expenses after reductions		1,583,766
Net investment income (loss)		6,977,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,068,098)
Total net realized gain (loss)		(1,068,098)
Change in net unrealized appreciation (depreciation) on investment securities		(69,442,325)
Net gain (loss)		(70,510,423)
Net increase (decrease) in net assets resulting from operations		$(63,532,689)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,977,734	$15,137,759
Net realized gain (loss)	(1,068,098)	4,360,076
Change in net unrealized appreciation (depreciation)	(69,442,325)	(8,677,684)
Net increase (decrease) in net assets resulting from operations	(63,532,689)	10,820,151
Distributions to shareholders	(7,717,256)	(18,599,520)
Share transactions
Proceeds from sales of shares	50,287,953	98,407,493
Reinvestment of distributions	5,407,418	12,950,242
Cost of shares redeemed	(137,711,670)	(88,383,573)
Net increase (decrease) in net assets resulting from share transactions	(82,016,299)	22,974,162
Total increase (decrease) in net assets	(153,266,244)	15,194,793
Net Assets
Beginning of period	731,602,029	716,407,236
End of period	$578,335,785	$731,602,029
Other Information
Shares
Sold	4,294,523	7,722,513
Issued in reinvestment of distributions	456,951	1,018,827
Redeemed	(11,704,183)	(6,946,787)
Net increase (decrease)	(6,952,709)	1,794,553

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$12.77	$12.47	$11.97	$12.22	$11.94
Income from Investment Operations
Net investment income (loss)A,B	.128	.265	.283	.309	.319	.333
Net realized and unrealized gain (loss)	(1.277)	(.070)	.347	.541	(.216)	.324
Total from investment operations	(1.149)	.195	.630	.850	.103	.657
Distributions from net investment income	(.128)	(.265)	(.284)	(.310)	(.318)	(.333)
Distributions from net realized gain	(.013)	(.060)	(.046)	(.040)	(.035)	(.044)
Total distributions	(.141)	(.325)	(.330)	(.350)	(.353)	(.377)
Net asset value, end of period	$11.35	$12.64	$12.77	$12.47	$11.97	$12.22
Total ReturnC,D	(9.13)%	1.54%	5.11%	7.16%	.90%	5.57%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.50%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.18%G	2.08%	2.25%	2.50%	2.67%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$578,336	$731,602	$716,407	$673,051	$597,684	$680,383
Portfolio turnover rateH	8%G	13%	13%	14%	22%	12%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/22
1 - 7	91.2
31 - 60	2.5
91 - 180	0.4
> 180	5.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Variable Rate Demand Notes (VRDNs)	36.8%
Tender Option Bond	39.8%
Other Municipal Security	9.9%
Investment Companies	13.5%

Current 7-Day Yields

6/30/22
Fidelity® Michigan Municipal Money Market Fund	0.46%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 36.8%
	Principal Amount	Value
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.19% 7/7/22, VRDN (a)(b)	$1,100,000	$1,100,000
West Jefferson Indl. Dev. Series 2008, 1.1% 7/7/22, VRDN (b)	200,000	200,000
		1,300,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.05% 7/7/22, VRDN (b)	400,000	400,000
Series 2007 B, 1.05% 7/7/22, VRDN (b)	100,000	100,000
		500,000
Michigan - 35.0%
Central Michigan Univ. Rev. Series 2008 A, 0.91% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.91% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	2,150,000	2,150,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.95% 7/7/22 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	400,000	400,000
Lakeview School District Calhoun County Series B, 0.91% 7/7/22 (Michigan Gen. Oblig. Guaranteed), LOC TD Banknorth, NA, VRDN (b)	2,605,000	2,605,000
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 0.96% 7/7/22, VRDN (b)	1,970,000	1,970,000
Series 2016 E3, 0.85% 7/7/22, VRDN (b)	400,000	400,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 0.97% 7/7/22, LOC Bank of America NA, VRDN (a)(b)	4,500,000	4,500,000
Series 2008 A, 0.93% 7/7/22, LOC Barclays Bank PLC, VRDN (a)(b)	4,495,000	4,495,000
Series 2018 C, 0.98% 7/7/22, LOC Bank of America NA, VRDN (a)(b)	10,315,000	10,315,000
Michigan State Univ. Revs. Series 2000 A:
0.93% 7/7/22 (Liquidity Facility Northern Trust Co.), VRDN (b)	3,005,000	3,005,000
0.93% 7/7/22 (Liquidity Facility PNC Bank NA), VRDN (b)	2,125,000	2,125,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.7% 7/1/22, LOC Comerica Bank, VRDN (b)	3,240,000	3,240,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.95% 7/7/22, LOC Bank of Nova Scotia, VRDN (b)	10,660,000	10,660,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.93% 7/7/22, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	17,465,000	17,465,000
		65,330,000
Nebraska - 0.8%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.19% 7/7/22, VRDN (a)(b)	500,000	500,000
Series 1998, 1.19% 7/7/22, VRDN (a)(b)	1,000,000	1,000,000
		1,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $68,630,000)		68,630,000

Tender Option Bond - 39.8%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	400,000	400,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
		600,000
Florida - 0.4%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.97% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	700,000	700,000
		800,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.11%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Michigan - 38.6%
Clarkston Cmnty. Schools Participating VRDN Series Floaters G72, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,695,000	2,695,000
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	8,000,000	8,000,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	9,300,000	9,300,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 0.94% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
Grand Traverse County Hosp. Fin. Auth. Participating VRDN Series 2021 XG 03 19, 0.99% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,100,000	2,100,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 1.01% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	1,900,000	1,900,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series 2021 XF 11 15, 0.97% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	5,385,000	5,385,000
Series Floaters XF 26 09, 0.94% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	800,000	800,000
Series Floaters XM 04 65, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	700,000	700,000
Series Floaters XM 07 43, 0.94% 7/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	500,000	500,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,360,000	2,360,000
Series Floaters ZF 07 84, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,000,000	2,000,000
Series Floaters ZF 07 90, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,100,000	2,100,000
Series Floaters ZF 07 96, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,100,000	2,100,000
Series Floaters ZF 28 25, 0.99% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,500,000	2,500,000
Series XF 28 61, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	800,000	800,000
Series XM 02 23, 0.95% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,800,000	4,800,000
Series XM 04 72, 0.94% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	1,450,000	1,450,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series YZ 11 94, 0.94% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,800,000	1,800,000
Michigan State Univ. Revs. Participating VRDN Series Floaters ZF 07 50, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	1,915,000	1,915,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,200,000	2,200,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	3,100,000	3,100,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,589,000	2,589,000
Series 15 XF2205, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,400,000	2,400,000
Series Floaters XF 25 48, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	500,000	500,000
Series Floaters ZF 05 90, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,100,000	4,100,000
		72,094,000
New York - 0.1%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 1.06% 8/11/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	100,000	100,000
Ohio - 0.1%
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
South Carolina - 0.1%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Tennessee - 0.1%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2021 XL 01 89, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Virginia - 0.1%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	100,000	100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.11%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		200,000
TOTAL TENDER OPTION BOND
(Cost $74,394,000)		74,394,000

Other Municipal Security - 9.9%
Michigan - 9.9%
Detroit Swr. Disp. Rev. Bonds Series 2012 A, 5.25%	1,160,000	1,160,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.16%, tender 1/24/23 (b)(f)	8,915,000	8,915,000
Michigan Bldg. Auth. Rev. Series 2022 8, 1.3% 8/25/22, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,900,000	1,900,000
Michigan Fin. Auth. Rev. Bonds Series 2014 C2, 5% (a)	2,220,000	2,220,000
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	2,000,000	2,007,777
Michigan State Univ. Revs. Bonds Series 2019 C, 5% 8/15/22	2,230,000	2,239,776
TOTAL OTHER MUNICIPAL SECURITY
(Cost $18,442,553)		18,442,553
	Shares	Value

Investment Company - 13.5%
Fidelity Municipal Cash Central Fund 0.88%(g)(h)
(Cost $25,223,727)	25,219,375	25,223,727
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $186,690,280)		186,690,280
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,268)
NET ASSETS - 100%		$186,664,012

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $900,000 or 0.5% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.11%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/1/21	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.11%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$21,013,810	$48,996,999	$44,788,000	$36,402	$918	$--	$25,223,727	1.7%
Total	$21,013,810	$48,996,999	$44,788,000	$36,402	$918	$--	$25,223,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$68,630,000	$--	$68,630,000	$--
Tender Option Bond	74,394,000	--	74,394,000	--
Other Municipal Security	18,442,553	--	18,442,553	--
Investment Company	25,223,727	25,223,727	--	--
Total Investments in Securities:	$186,690,280	$25,223,727	$161,466,553	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $161,466,553)	$161,466,553
Fidelity Central Funds (cost $25,223,727)	25,223,727
Total Investment in Securities (cost $186,690,280)		$186,690,280
Receivable for fund shares sold		159,356
Interest receivable		330,671
Distributions receivable from Fidelity Central Funds		16,592
Receivable from investment adviser for expense reductions		10
Other receivables		15
Total assets		187,196,924
Liabilities
Payable to custodian bank	$401,089
Payable for fund shares redeemed	28,261
Distributions payable	5,291
Accrued management fee	54,571
Other affiliated payables	27,061
Other payables and accrued expenses	16,639
Total liabilities		532,912
Net Assets		$186,664,012
Net Assets consist of:
Paid in capital		$186,682,978
Total accumulated earnings (loss)		(18,966)
Net Assets		$186,664,012
Net Asset Value, offering price and redemption price per share ($186,664,012 ÷ 186,382,810 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$417,021
Income from Fidelity Central Funds		36,402
Total income		453,423
Expenses
Management fee	$338,988
Transfer agent fees	153,793
Accounting fees and expenses	15,225
Custodian fees and expenses	1,271
Independent trustees' fees and expenses	299
Registration fees	15,954
Audit	17,615
Legal	2,301
Miscellaneous	213
Total expenses before reductions	545,659
Expense reductions	(184,720)
Total expenses after reductions		360,939
Net investment income (loss)		92,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,293)
Fidelity Central Funds	918
Total net realized gain (loss)		(17,375)
Net increase in net assets resulting from operations		$75,109

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,484	$21,052
Net realized gain (loss)	(17,375)	23,323
Net increase in net assets resulting from operations	75,109	44,375
Distributions to shareholders	(92,357)	(105,307)
Share transactions
Proceeds from sales of shares	10,016,495	25,122,420
Reinvestment of distributions	82,605	99,870
Cost of shares redeemed	(24,770,263)	(38,896,191)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,671,163)	(13,673,901)
Total increase (decrease) in net assets	(14,688,411)	(13,734,833)
Net Assets
Beginning of period	201,352,423	215,087,256
End of period	$186,664,012	$201,352,423
Other Information
Shares
Sold	10,016,495	25,122,420
Issued in reinvestment of distributions	82,605	99,870
Redeemed	(24,770,263)	(38,896,191)
Net increase (decrease)	(14,671,163)	(13,673,901)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.003	.010	.009	.004
Net realized and unrealized gain (loss)	–B	–B	–B	–B	.001	–B
Total from investment operations	–B	–B	.003	.010	.010	.004
Distributions from net investment income	–B	–B	(.003)	(.010)	(.009)	(.004)
Distributions from net realized gain	–	–B	–B	–B	(.001)	–B
Total distributions	–B	–B	(.003)	(.010)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.05%	.05%	.34%	.98%	1.01%	.37%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.56%G	.55%	.55%	.55%	.55%	.53%
Expenses net of fee waivers, if any	.37%G	.09%	.32%	.55%	.55%	.53%
Expenses net of all reductions	.37%G	.09%	.32%	.55%	.55%	.53%
Net investment income (loss)	.10%G	.01%	.34%	.98%	.90%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$186,664	$201,352	$215,087	$253,138	$310,652	$420,820

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

Effective after the close of business on July 15, 2022, Fidelity Michigan Municipal Money Market Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$598,869,915	$2,302,889	$(32,754,377)	$(30,451,488)
Fidelity Michigan Municipal Money Market Fund	186,690,280	–	–	–

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	25,397,437	100,661,608

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.10%	.35%
Fidelity Michigan Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.11%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Michigan Municipal Income Fund	–	–	–
Fidelity Michigan Municipal Money Market Fund	3,220,000	4,900,000	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Michigan Municipal Income Fund	$588

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of Michigan Municipal Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Michigan Municipal Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Michigan Municipal Money Market Fund	.55%	$13,007

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $170,048.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Michigan Municipal Income Fund	$4,978
Fidelity Michigan Municipal Money Market Fund	60

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$5,629
Fidelity Michigan Municipal Money Market Fund	1,605

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

10. Proposed Reorganization.

The Board of Trustees of Fidelity Michigan Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Michigan Municipal Money Market Fund and Fidelity Municipal Money Market Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Michigan Municipal Money Market Fund in exchange for shares of Fidelity Municipal Money Market Fund equal in value to the net assets of Fidelity Michigan Municipal Money Market Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Michigan Municipal Money Market Fund is expected to be held during the fourth quarter of 2022 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on December 2, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Michigan Municipal Income Fund	.50%
Actual		$1,000.00	$908.70	$2.37
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Fidelity Michigan Municipal Money Market Fund	.37%
Actual		$1,000.00	$1,000.50	$1.84-D
Hypothetical-C		$1,000.00	$1,022.96	$1.86-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below.

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Michigan Municipal Money Market Fund	.55%
Actual		$2.73
Hypothetical-(b)		$2.76

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Michigan Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MIR-SANN-0822
1.705626.124

Fidelity® Minnesota Municipal Income Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2022

% of fund's net assets
General Obligations	38.4
Health Care	23.4
Education	13.5
Electric Utilities	7.1
Housing	5.9

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	12.9%
AA,A	73.6%
BBB	9.1%
BB and Below	0.6%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$515,000	$533,097
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (a)	335,000	352,410
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44 (b)	1,000,000	1,020,116

TOTAL GUAM		1,905,623

Minnesota - 96.3%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/24	1,110,000	1,159,085
5% 2/1/25	1,015,000	1,061,172
5% 2/1/26	1,220,000	1,276,078
5% 2/1/27	1,285,000	1,343,454
5% 2/1/28	1,345,000	1,405,757
5% 2/1/29	1,415,000	1,478,246
5% 2/1/34	1,800,000	1,875,327
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,086,829
5% 10/1/29	785,000	850,087
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,532,281
5% 2/1/31	3,600,000	3,938,855
City of Virginia Series 2020 A:
4% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,016,382
4% 2/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,012,505
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	594,304
5% 6/1/26	500,000	531,284
5% 6/1/28	1,000,000	1,076,729
5% 6/1/30	625,000	677,089
5% 6/1/31	700,000	755,577
5% 6/1/33	1,400,000	1,502,606
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,226,647
5% 2/1/31	1,245,000	1,322,594
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	795,422
5% 11/1/25	250,000	259,131
5% 11/1/26	500,000	517,129
5% 11/1/27	420,000	433,440
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,192,602
4% 2/1/36	1,360,000	1,405,057
4% 2/1/37	1,200,000	1,218,770
Dilworth Gen. Oblig. Series 2022 A:
3.5% 2/1/34	455,000	467,013
3.5% 2/1/35	470,000	480,379
3.5% 2/1/36	490,000	496,838
4% 2/1/38	1,030,000	1,073,220
4% 2/1/40	1,115,000	1,152,697
4% 2/1/42	1,205,000	1,235,946
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,027,318
Duluth Econ. Dev. Auth. Series 2021 A, 4% 7/1/41	930,000	824,139
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
5% 2/15/43	1,500,000	1,553,161
5% 2/15/48	3,000,000	3,091,397
5% 2/15/58	3,125,000	3,197,015
Series 2021 A:
4% 6/15/32	535,000	520,731
4% 6/15/35	550,000	522,749
Series 2022 A:
4% 6/15/37	1,140,000	1,069,987
4% 6/15/38	400,000	372,765
4% 6/15/39	250,000	231,496
5% 6/15/23	300,000	307,763
5% 6/15/25	565,000	594,432
5% 6/15/26	360,000	382,814
5% 6/15/28	935,000	1,006,872
5% 6/15/29	775,000	837,490
5% 6/15/31	905,000	979,370
5% 6/15/33	1,170,000	1,252,056
Series 2022 B:
5.25% 6/15/47	2,500,000	2,576,374
5.25% 6/15/52	1,250,000	1,281,176
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/24	400,000	418,069
5% 2/1/25	375,000	400,209
5% 2/1/26	395,000	429,769
5% 2/1/27	370,000	408,310
5% 2/1/28	350,000	390,418
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	2,872,198
Series 2020 A, 4% 2/1/31	2,120,000	2,248,680
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	1,915,171
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	5,782,450
5% 12/1/40	7,200,000	7,923,907
Series 2016 B, 5% 12/1/31	1,155,000	1,274,674
Series 2017 C, 5% 12/1/33	3,075,000	3,389,562
Series 2019 B, 5% 12/15/39	3,725,000	4,142,770
Series 2020 A, 5% 12/1/31	4,765,000	5,542,101
Series 2020 C, 5% 12/15/37	2,500,000	2,808,896
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B, 4% 2/1/30	1,520,000	1,636,724
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,180,833
5% 9/1/25	215,000	228,732
5% 9/1/28	695,000	725,981
5% 9/1/30	1,500,000	1,556,716
5% 9/1/31	1,300,000	1,344,570
5% 9/1/32	1,000,000	1,029,652
Series 2017:
5% 5/1/26	1,355,000	1,455,154
5% 5/1/27	1,400,000	1,510,191
5% 5/1/28	2,915,000	3,113,218
5% 5/1/29	1,000,000	1,061,301
5% 5/1/30	900,000	951,559
5% 5/1/31	580,000	610,014
5% 5/1/32	500,000	522,360
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	2,782,452
Metropolitan Council Gen. Oblig. Rev.:
Series 2020 B, 5% 3/1/32	4,500,000	5,180,602
Series 2020 D:
5% 3/1/30	1,295,000	1,502,985
5% 3/1/31	1,355,000	1,588,117
Series 2021 C, 5% 12/1/29	2,000,000	2,316,418
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/29	1,040,000	1,141,765
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/26	3,015,000	3,120,728
5% 1/1/28	4,100,000	4,228,309
5% 1/1/29	2,150,000	2,213,628
5% 1/1/30	2,000,000	2,056,591
5% 1/1/31	6,020,000	6,181,566
Series 2016 A:
5% 1/1/30	4,275,000	4,623,819
5% 1/1/31	2,375,000	2,558,549
5% 1/1/32	2,900,000	3,116,338
Series 2016 C, 5% 1/1/46	4,770,000	4,945,296
Series 2016 D:
5% 1/1/27 (a)	350,000	378,773
5% 1/1/28 (a)	430,000	462,343
5% 1/1/29 (a)	225,000	240,320
5% 1/1/30 (a)	480,000	509,842
5% 1/1/31 (a)	200,000	211,335
5% 1/1/32 (a)	200,000	210,388
5% 1/1/33 (a)	220,000	230,456
5% 1/1/34 (a)	225,000	234,804
5% 1/1/35 (a)	225,000	234,504
5% 1/1/36 (a)	220,000	229,040
5% 1/1/37 (a)	250,000	259,799
5% 1/1/41 (a)	725,000	749,843
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	850,000	902,807
5% 11/15/28	1,380,000	1,455,694
5% 11/15/29	1,000,000	1,050,359
5% 11/15/30	1,000,000	1,046,103
5% 11/15/31	3,665,000	3,820,520
5% 11/15/32	2,200,000	2,282,442
Series 2018 A:
5% 11/15/34	3,350,000	3,549,932
5% 11/15/35	2,500,000	2,633,635
5% 11/15/36	2,500,000	2,629,627
5% 11/15/49	4,935,000	5,102,350
Series 2021:
4% 11/15/36	4,250,000	4,261,102
4% 11/15/40	6,000,000	5,938,910
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,268,507
Series 2019 B, 5% 2/1/32	1,815,000	2,046,525
(MN SD Cr. Enhancement Prog.):
Series 2018 A, 5% 2/1/33	1,000,000	1,107,759
Series 2018 B, 5% 2/1/33	3,190,000	3,533,750
Series 2017 A, 4% 2/1/33	1,415,000	1,484,680
Series 2017 B:
4% 2/1/33	2,595,000	2,722,787
4% 2/1/34	2,595,000	2,683,243
Series 2020 B, 4% 2/1/36	1,745,000	1,780,248
Series 2020 C, 4% 2/1/38	1,665,000	1,684,509
Series 2021 B:
5% 2/1/41	1,180,000	1,338,562
5% 2/1/42	1,235,000	1,397,699
Series 2021 C:
5% 2/1/40	1,585,000	1,801,322
5% 2/1/41	1,660,000	1,883,061
5% 2/1/42	1,745,000	1,974,887
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,097,488
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,572,547
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/33	1,900,000	2,050,227
Series 2017 A, 5% 10/1/33	3,335,000	3,669,041
Series 2018 B, 4% 8/1/35	5,270,000	5,491,849
Series 2019 A:
5% 8/1/31	1,000,000	1,139,568
5% 8/1/35	5,030,000	5,673,297
Series 2020 A:
5% 8/1/35	6,000,000	6,863,488
5% 8/1/37	6,000,000	6,837,688
5% 8/1/40	2,500,000	2,831,333
Series 2021 A:
4% 9/1/39	2,645,000	2,722,973
4% 9/1/41	10,000,000	10,242,326
Minnesota Higher Ed. Facilities Auth. Rev.:
(Univ. of St Thomas) Series 2017 A, 5% 10/1/29	760,000	823,963
Series 2016 A, 5% 5/1/46	3,610,000	3,516,571
Series 2017 A, 4% 10/1/35	800,000	783,460
Series 2017:
5% 3/1/31	1,000,000	1,091,615
5% 10/1/31	590,000	636,129
5% 3/1/34	530,000	574,827
5% 10/1/34	440,000	468,158
5% 10/1/35	555,000	588,373
Series 2018 A:
5% 10/1/34	1,155,000	1,233,536
5% 10/1/35	500,000	532,885
5% 10/1/45	3,650,000	3,823,120
Series 2019:
3% 12/1/23	100,000	100,462
4% 12/1/24	100,000	102,254
4% 12/1/25	180,000	184,756
4% 12/1/26	190,000	195,164
4% 12/1/27	195,000	199,988
4% 12/1/28	240,000	245,220
4% 12/1/29	285,000	290,225
4% 12/1/30	200,000	202,107
4% 12/1/31	450,000	452,340
4% 12/1/32	690,000	690,742
4% 12/1/33	750,000	748,023
4% 12/1/34	225,000	223,452
4% 12/1/40	4,100,000	3,970,414
5% 10/1/29	400,000	442,381
5% 10/1/40	1,000,000	1,061,027
Series 2021:
3% 3/1/40	365,000	311,031
3% 3/1/43	325,000	263,935
4% 3/1/24	205,000	211,673
4% 10/1/24	440,000	453,997
4% 3/1/25	175,000	182,690
4% 10/1/25	585,000	607,559
4% 3/1/26	100,000	105,558
4% 10/1/26	600,000	627,398
4% 10/1/27	410,000	429,877
4% 3/1/28	125,000	133,724
4% 10/1/28	675,000	704,460
4% 10/1/29	460,000	478,778
4% 3/1/30	150,000	161,183
4% 3/1/31	125,000	134,639
4% 3/1/32	140,000	149,042
4% 3/1/33	240,000	253,544
4% 3/1/34	150,000	156,842
4% 3/1/35	125,000	129,927
4% 3/1/36	125,000	129,202
4% 3/1/37	100,000	102,675
4% 10/1/46	1,000,000	977,863
4% 10/1/50	1,000,000	972,687
Series 2022 A:
5% 10/1/47	1,000,000	1,043,229
5% 10/1/52	1,000,000	1,038,969
Series Eight-G, 5% 12/1/31	1,000,000	1,068,792
Series Eight-J:
5% 3/1/26	1,015,000	1,085,603
5% 3/1/27	500,000	533,712
Series Eight-L:
5% 4/1/28	920,000	988,154
5% 4/1/29	1,005,000	1,077,557
5% 4/1/35	500,000	527,643
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	857,962	837,710
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	1,978,718	1,894,159
Series 2015 A:
5% 8/1/29	1,000,000	1,055,029
5% 8/1/30	1,000,000	1,053,156
5% 8/1/31	1,000,000	1,051,910
5% 8/1/32	1,000,000	1,050,665
5% 8/1/33	1,000,000	1,049,837
Series 2016 B, 3.5% 7/1/46	3,240,000	3,252,564
Series 2019 B, 4.25% 7/1/49	3,390,000	3,461,656
Series 2020 G, 3% 1/1/51	1,365,000	1,342,109
Series 2021 D, 3% 1/1/52	1,920,000	1,874,609
Series 2021 H, 3% 7/1/52	1,245,000	1,212,125
Series 2021, 3% 7/1/51	3,810,000	3,731,136
Series B:
3.5% 7/1/50	8,745,000	8,746,512
4% 8/1/36	2,000,000	1,988,000
Series E, 3.5% 7/1/50	4,415,000	4,410,093
Series I, 3% 1/1/51	4,745,000	4,650,186
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	7,000,000	7,174,544
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	884,263
Series 2014:
5% 10/1/26	630,000	671,187
5% 10/1/27	750,000	798,692
5% 10/1/30	1,000,000	1,064,923
Series 2016:
4% 10/1/41	1,000,000	1,015,345
5% 10/1/32	1,500,000	1,660,206
5% 10/1/33	400,000	442,381
5% 10/1/35	400,000	441,021
5% 10/1/36	1,000,000	1,100,857
5% 10/1/47	2,000,000	2,168,975
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	5,431,754
5% 3/1/30	5,150,000	5,577,827
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2021 A, 5% 10/1/28	5,875,000	6,659,737
Minnesota State Gen. Fdg. Rev.:
Series 2012 B, 5% 3/1/28	4,275,000	4,309,508
Series 2014 A:
5% 6/1/27	5,000,000	5,145,792
5% 6/1/38	5,000,000	5,135,276
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,599,197
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,137,306
Nashwauk Keewatin Independent School District # 319 Gen. Oblig. Series 2022 A:
4% 2/1/35	200,000	208,009
4% 2/1/36	500,000	513,401
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,143,835
North St Paul Maplewood Minn I (MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,297,740
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/24	650,000	659,636
5% 1/1/25	975,000	990,934
5% 1/1/31	1,740,000	1,767,149
Series 2016:
5% 1/1/28	500,000	544,243
5% 1/1/29	920,000	999,476
5% 1/1/30	520,000	564,739
5% 1/1/31	350,000	379,991
Series 2017:
5% 1/1/29	460,000	503,560
5% 1/1/31	400,000	434,931
5% 1/1/33	475,000	514,677
5% 1/1/35	520,000	561,480
Ramsey County Gen. Oblig. Series 2021 A, 5% 2/1/30	590,000	684,598
Red Rock Central Independent School District Series 2022 A, 2.375% 2/1/45	1,310,000	920,249
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B:
5% 2/1/29	1,010,000	1,135,488
5% 2/1/30	955,000	1,071,641
Rochester Elec. Util. Rev. Series 2017 A:
5% 12/1/42	1,100,000	1,205,310
5% 12/1/47	1,000,000	1,087,925
Rochester Health Care Facilities Rev.:
Series 2016 B:
5% 11/15/31	3,225,000	3,754,868
5% 11/15/35	4,000,000	4,735,567
Series 2018, 4% 11/15/48	3,400,000	3,307,555
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	923,871
5% 4/1/28	1,100,000	1,205,180
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,050,000	5,535,784
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,621,584
5% 2/1/29	5,180,000	5,705,365
Saint Cloud Health Care Rev.:
Series 2016 A:
5% 5/1/29	1,125,000	1,190,502
5% 5/1/30	1,000,000	1,048,032
5% 5/1/31	1,000,000	1,045,389
5% 5/1/46	5,000,000	5,119,145
Series 2019, 5% 5/1/48	6,000,000	6,202,405
Saint Paul Gen. Oblig. Series 2021 C, 4% 5/1/31	1,590,000	1,732,045
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/26	100,000	100,670
3% 10/1/34	275,000	250,045
4% 10/1/28	500,000	528,744
4% 10/1/41	500,000	504,326
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,063,503
5% 11/1/28	1,000,000	1,062,567
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/24	1,000,000	1,049,167
5% 9/1/25	1,345,000	1,404,496
5% 9/1/26	1,575,000	1,637,827
5% 9/1/28	1,000,000	1,030,960
5% 9/1/34	1,065,000	1,085,113
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (c)(d)	3,000,000	2,994,350
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	3,024,092
Series 2015 A:
5% 1/1/34	1,695,000	1,837,875
5% 1/1/36	1,000,000	1,083,246
5% 1/1/41	1,045,000	1,127,996
Series 2019 A, 5% 1/1/34	1,230,000	1,382,359
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) Series 2017 A, 5% 11/15/47	7,395,000	7,619,201
Series 2015 A:
5% 7/1/29	5,000,000	5,230,273
5% 7/1/30	5,015,000	5,225,869
Series 2017 A:
5% 11/15/28	460,000	499,003
5% 11/15/30	650,000	696,211
5% 11/15/31	845,000	900,236
5% 11/15/33	3,410,000	3,598,622
5% 11/15/34	665,000	699,076
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,273,301
5% 4/1/41	6,000,000	6,392,473
Series 2017 A:
5% 9/1/33	5,025,000	5,486,411
5% 9/1/37	3,880,000	4,204,270
Series 2017 B, 5% 12/1/32	2,000,000	2,200,000
Series 2019 A, 5% 4/1/44	5,000,000	5,450,072
Series 2020 A:
5% 11/1/31	1,070,000	1,226,237
5% 11/1/33	1,015,000	1,154,993
5% 11/1/45	6,050,000	6,691,396
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	483,426
5% 8/1/54	1,000,000	949,503
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,419,391
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/27	2,150,000	2,179,847
5% 1/1/30	1,000,000	1,012,363
Series 2015 A, 5% 1/1/31	1,820,000	1,972,776
Series 2018 A, 5% 1/1/49	2,000,000	2,192,225
White Bear Lake Independent School District #624 Gen. Oblig. Series 2022 A, 4% 2/1/32	4,795,000	5,065,272
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,115,000	1,272,821
5% 12/1/31	1,000,000	1,137,027

TOTAL MINNESOTA		582,054,598

Puerto Rico - 1.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,705,673	958,051
5.625% 7/1/27	190,000	202,115
5.625% 7/1/29	595,000	638,886
5.75% 7/1/31	1,420,000	1,550,732
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,347,904
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	105,000	96,944
4% 7/1/41	85,000	76,052
5% 7/1/27	325,000	353,389
5% 7/1/30	140,000	154,568
5% 7/1/32	380,000	417,494

TOTAL PUERTO RICO		5,796,135

TOTAL MUNICIPAL BONDS
(Cost $616,712,367)		589,756,356

Municipal Notes - 0.8%
Minnesota - 0.8%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.65% 7/1/22, LOC Wells Fargo Bank NA, VRDN (c)
(Cost $4,610,000)	4,610,000	4,610,000
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $621,322,367)		594,366,356
NET OTHER ASSETS (LIABILITIES) - 1.6%		9,720,130
NET ASSETS - 100%		$604,086,486

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,994,350 or 0.5% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$594,366,356	$--	$594,366,356	$--
Total Investments in Securities:	$594,366,356	$--	$594,366,356	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.4%
Health Care	23.4%
Education	13.5%
Electric Utilities	7.1%
Housing	5.9%
Transportation	5.9%
Others* (Individually Less Than 5%)	5.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $621,322,367)		$594,366,356
Cash		3,001,316
Receivable for fund shares sold		5,027,970
Interest receivable		7,562,561
Other receivables		1,549
Total assets		609,959,752
Liabilities
Payable for investments purchased
Regular delivery	$3,050,988
Delayed delivery	1,070,220
Payable for fund shares redeemed	1,139,035
Distributions payable	350,839
Accrued management fee	174,059
Other affiliated payables	64,514
Other payables and accrued expenses	23,611
Total liabilities		5,873,266
Net Assets		$604,086,486
Net Assets consist of:
Paid in capital		$632,137,684
Total accumulated earnings (loss)		(28,051,198)
Net Assets		$604,086,486
Net Asset Value, offering price and redemption price per share ($604,086,486 ÷ 55,250,305 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$7,783,263
Expenses
Management fee	$1,108,503
Transfer agent fees	329,870
Accounting fees and expenses	75,536
Custodian fees and expenses	5,136
Independent trustees' fees and expenses	989
Registration fees	50,280
Audit	24,488
Legal	11,406
Miscellaneous	1,238
Total expenses before reductions	1,607,446
Expense reductions	(10,539)
Total expenses after reductions		1,596,907
Net investment income (loss)		6,186,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,452,136)
Total net realized gain (loss)		(1,452,136)
Change in net unrealized appreciation (depreciation) on investment securities		(59,489,441)
Net gain (loss)		(60,941,577)
Net increase (decrease) in net assets resulting from operations		$(54,755,221)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,186,356	$12,859,823
Net realized gain (loss)	(1,452,136)	2,226,424
Change in net unrealized appreciation (depreciation)	(59,489,441)	(10,574,900)
Net increase (decrease) in net assets resulting from operations	(54,755,221)	4,511,347
Distributions to shareholders	(6,474,117)	(14,402,199)
Share transactions
Proceeds from sales of shares	121,892,897	123,394,600
Reinvestment of distributions	4,280,394	9,630,543
Cost of shares redeemed	(159,927,891)	(97,551,678)
Net increase (decrease) in net assets resulting from share transactions	(33,754,600)	35,473,465
Total increase (decrease) in net assets	(94,983,938)	25,582,613
Net Assets
Beginning of period	699,070,424	673,487,811
End of period	$604,086,486	$699,070,424
Other Information
Shares
Sold	10,950,579	10,200,980
Issued in reinvestment of distributions	378,986	797,769
Redeemed	(14,290,380)	(8,073,881)
Net increase (decrease)	(2,960,815)	2,924,868

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Minnesota Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$12.18	$11.91	$11.41	$11.64	$11.42
Income from Investment Operations
Net investment income (loss)A,B	.110	.227	.251	.280	.282	.285
Net realized and unrealized gain (loss)	(1.075)	(.143)	.296	.525	(.211)	.229
Total from investment operations	(.965)	.084	.547	.805	.071	.514
Distributions from net investment income	(.110)	(.222)	(.251)	(.280)	(.282)	(.285)
Distributions from net realized gain	(.005)	(.032)	(.026)	(.025)	(.019)	(.009)
Total distributions	(.115)	(.254)	(.277)	(.305)	(.301)	(.294)
Net asset value, end of period	$10.93	$12.01	$12.18	$11.91	$11.41	$11.64
Total ReturnC,D	(8.06)%	.70%	4.65%	7.12%	.65%	4.55%
Ratios to Average Net AssetsB,E
Expenses before reductions	.51%F	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.51%F	.49%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.50%F	.48%	.49%	.49%	.49%	.49%
Net investment income (loss)	1.95%F	1.88%	2.09%	2.38%	2.48%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$604,086	$699,070	$673,488	$593,754	$523,096	$549,919
Portfolio turnover rate	19%F	7%	9%	9%	14%	11%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,824,388
Gross unrealized depreciation	(28,778,888)
Net unrealized appreciation (depreciation)	$(26,954,500)
Tax cost	$621,320,856

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	59,822,770	87,302,129

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Minnesota Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Minnesota Municipal Income Fund	$563

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,136.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,403.

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Minnesota Municipal Income Fund	.51%
Actual		$1,000.00	$919.40	$2.43
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Minnesota Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MNF-SANN-0822
1.705580.124

Fidelity® Ohio Municipal Income Fund

Fidelity® Ohio Municipal Money Market Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Fidelity® Ohio Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Ohio Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2022

% of fund's net assets
Health Care	30.9
Education	20.1
General Obligations	17.3
Special Tax	9.8
Transportation	4.7

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	5.4%
AA,A	76.4%
BBB	7.3%
BB and Below	2.2%
Not Rated	4.9%
Short-Term Investments and Net Other Assets	3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$545,000	$564,152
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (a)	355,000	373,450
6.375% 10/1/43 (a)	355,000	367,368

TOTAL GUAM		1,304,970

Ohio - 95.4%
Akron Bath Copley Hosp. District Rev.:
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,064,113
Series 2016:
5% 11/15/26	535,000	576,426
5.25% 11/15/32	1,000,000	1,057,709
5.25% 11/15/34	1,500,000	1,578,596
5.25% 11/15/41	10,545,000	10,992,041
5.25% 11/15/46	2,650,000	2,747,365
Akron Income Tax Rev. Series 2022:
4% 12/1/24	1,075,000	1,120,320
4% 12/1/25	1,400,000	1,476,348
4% 12/1/26	1,120,000	1,193,463
4% 12/1/27	1,180,000	1,267,327
4% 12/1/28	1,380,000	1,485,182
4% 12/1/29	1,500,000	1,610,862
4% 12/1/30	1,210,000	1,284,439
4% 12/1/31	1,105,000	1,168,235
4% 12/1/32	1,285,000	1,353,782
4% 12/1/33	1,300,000	1,365,544
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	4,975,306
5% 8/1/42	4,175,000	4,360,761
Series 2020 A:
4% 12/1/40	7,000,000	6,831,196
5% 12/1/35	750,000	803,586
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,175,603
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	3,995,000	4,149,865
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,054,814
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
4% 6/1/37	2,000,000	1,957,884
4% 6/1/38	1,000,000	974,410
4% 6/1/39	1,000,000	968,495
4% 6/1/48	5,750,000	5,230,684
5% 6/1/27	1,000,000	1,070,388
5% 6/1/35	2,000,000	2,139,880
5% 6/1/36	2,000,000	2,136,507
Series 2020 B2, 5% 6/1/55	1,500,000	1,412,444
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	4,556,907
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	8,808,226
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (a)	1,750,000	1,823,272
5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (a)	3,000,000	3,106,506
Series 2019 B:
5% 1/1/24 (a)	1,200,000	1,244,683
5% 1/1/25 (a)	1,125,000	1,185,159
5% 1/1/26 (a)	710,000	758,556
5% 1/1/27 (a)	700,000	757,241
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	25,000	25,331
Series 2015:
5% 12/1/26	1,500,000	1,634,750
5% 12/1/27	2,000,000	2,174,182
5% 12/1/29	1,250,000	1,358,436
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	670,540
5% 10/1/30	420,000	467,403
5% 10/1/31	650,000	720,973
5% 10/1/33	600,000	662,036
5% 10/1/36	700,000	768,948
5% 10/1/39	2,040,000	2,230,088
5% 10/1/43	5,000,000	5,432,172
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,272,799
Series 2015 A:
5% 12/1/24	3,725,000	3,823,741
5% 12/1/27	1,750,000	1,791,291
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,264,334
5% 11/15/35	1,245,000	1,319,905
5% 11/15/36	450,000	476,041
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	449,299
4% 12/1/34	370,000	389,099
4% 12/1/35	620,000	646,682
4% 12/1/36	1,400,000	1,448,314
4% 12/1/37	1,115,000	1,143,996
4% 12/1/38	650,000	657,025
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	475,000	505,030
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	200,000	216,959
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	265,000	292,577
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	220,000	246,135
5% 11/15/28 (Assured Guaranty Muni. Corp. Insured)	150,000	168,215
5% 11/15/29 (Assured Guaranty Muni. Corp. Insured)	210,000	235,646
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	530,000	591,033
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	365,000	404,363
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	785,000	866,134
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,100,189
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	830,000	910,139
Series 2020 A:
4% 11/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,025,770
4% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,018,119
4% 11/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,016,788
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	664,754
Series 2020:
5% 1/1/29	1,100,000	1,252,938
5% 1/1/30	2,000,000	2,303,925
5% 1/1/31	2,250,000	2,578,956
5% 1/1/32	1,000,000	1,138,106
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,523,390
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/34 (b)	1,865,000	2,003,746
5% 8/1/35 (b)	1,910,000	2,034,266
5% 8/1/36 (b)	2,065,000	2,181,007
5% 8/1/37 (b)	2,170,000	2,275,567
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	5,388,916
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,129,080
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A:
4% 1/1/36	3,855,000	4,012,477
4% 1/1/37	3,755,000	3,895,631
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	359,968
5% 1/1/30	250,000	277,295
5% 1/1/31	525,000	579,590
5% 1/1/32	500,000	549,964
5% 1/1/33	400,000	438,543
5% 1/1/34	300,000	328,044
5% 1/1/35	500,000	545,706
5% 1/1/36	440,000	479,438
5% 1/1/37	400,000	435,194
5% 1/1/39	1,400,000	1,516,702
5% 1/1/40	1,620,000	1,752,897
Series 2020 D, 5% 12/1/27	2,500,000	2,810,581
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,873,983
5% 2/15/27	1,700,000	1,829,597
5% 2/15/28	2,385,000	2,519,765
5% 2/15/30	3,000,000	3,137,551
5% 2/15/31	1,500,000	1,560,642
5% 2/15/32	1,450,000	1,501,837
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,027,636
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,523,197
5% 12/1/51	6,000,000	6,011,951
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,330,011
5% 12/1/26	3,045,000	3,232,544
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	3,722,920
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	2,580,000	2,651,937
Series 2016 C:
4% 11/1/40	3,000,000	2,965,664
5% 11/1/33	2,610,000	2,803,071
5% 11/1/34	2,155,000	2,306,236
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	6,415,918
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	752,576
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,036,804
5% 12/1/27	3,825,000	3,964,157
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,351,274
5% 1/1/36	3,450,000	3,396,807
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	783,506
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,217,469
Series 2020 A:
5% 5/1/45	1,250,000	1,353,367
5% 5/1/50	1,700,000	1,831,460
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	770,000	831,620
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,389,524
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (c)	6,235,000	6,539,389
Series 2019, 5% 8/1/24	655,000	683,859
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	5,748,884
5% 8/1/49	1,750,000	1,823,118
Miami Univ. Series 2022 A:
5% 9/1/25	780,000	841,320
5% 9/1/26	820,000	900,364
5% 9/1/27	575,000	641,440
5% 9/1/28	520,000	585,063
5% 9/1/29	545,000	619,892
5% 9/1/30	500,000	573,902
5% 9/1/31	700,000	809,851
5% 9/1/32	735,000	844,356
5% 9/1/33	780,000	892,608
5% 9/1/34	1,000,000	1,141,553
Miamisburg City School District Series 2016:
5% 12/1/28 (Pre-Refunded to 12/1/25 @ 100)	500,000	546,465
5% 12/1/29 (Pre-Refunded to 12/1/25 @ 100)	300,000	327,879
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	503,352
5% 12/1/28	1,400,000	1,497,554
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021:
4% 8/1/37	1,125,000	1,109,123
4% 8/1/41	850,000	822,912
4% 8/1/51	2,000,000	1,867,326
5% 8/1/32	750,000	816,203
5% 8/1/36	1,225,000	1,319,932
5% 8/1/38	1,000,000	1,072,647
5% 8/1/39	1,100,000	1,177,618
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	3,932,828
5% 2/15/48	3,495,000	3,386,509
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,788,645
5% 10/1/33	1,500,000	1,640,374
5% 10/1/35	1,450,000	1,581,293
5% 10/1/36	1,250,000	1,361,291
5% 10/1/37	1,430,000	1,555,156
Ohio Gen. Oblig.:
Series 2016 A, 5% 2/1/31	4,255,000	4,602,222
Series 2021 A:
5% 3/1/40	1,345,000	1,524,476
5% 3/1/41	2,000,000	2,262,258
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 2016, 5% 12/1/40	2,000,000	2,145,847
Series 2019 B:
5% 12/1/37	835,000	921,995
5% 12/1/38	1,100,000	1,212,023
5% 12/1/39	775,000	852,446
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,566,771
5% 11/1/29	1,325,000	1,412,934
5% 11/1/30	2,285,000	2,432,145
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	392,700
4% 11/1/45	1,900,000	1,824,966
5% 11/1/30	300,000	342,487
5% 11/1/33	300,000	338,113
5% 11/1/35	300,000	336,628
5% 11/1/41	300,000	332,561
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,651,427
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	3,100,000	3,177,260
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,665,888
5% 7/1/39	2,640,000	2,810,015
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	386,118
4% 7/1/37	450,000	426,909
5% 7/1/28	400,000	428,958
5% 7/1/29	735,000	783,083
5% 7/1/30	300,000	318,378
5% 7/1/31	400,000	422,457
5% 7/1/33	650,000	683,189
5% 7/1/35	1,550,000	1,624,573
5% 7/1/42	1,400,000	1,453,882
(Otterbein Univ. 2022 Proj.) Series 2022 A, 4% 12/1/46	1,250,000	1,139,742
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,584,962
5% 9/1/45	4,255,000	4,576,529
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,048,308
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	878,494
5% 2/1/34	1,000,000	1,086,222
5% 2/1/35	800,000	867,238
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/24	585,000	593,153
5% 12/1/25	1,000,000	1,013,936
5% 12/1/26	1,195,000	1,211,654
5% 12/1/27	2,300,000	2,332,053
Series 2018 B:
4% 12/1/33	1,155,000	1,153,003
5% 12/1/25	1,065,000	1,136,479
5% 12/1/27	1,000,000	1,087,826
5% 12/1/29	1,310,000	1,419,491
5% 12/1/31	1,130,000	1,214,824
5% 12/1/35	1,000,000	1,066,241
5% 12/1/36	1,000,000	1,064,696
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,057,304
5% 5/1/28	1,000,000	1,051,313
5% 5/1/29	855,000	897,768
5% 5/1/31	1,005,000	1,050,807
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (c)	5,000,000	4,802,124
Series 2019, 4% 10/1/49	3,270,000	2,896,235
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,205,034
Series 2019 B, 4% 1/1/40	3,000,000	2,981,688
Series 2021 B:
5% 1/1/30	2,500,000	2,867,150
5% 1/1/31	2,180,000	2,515,099
5% 1/1/32	1,580,000	1,831,841
5% 1/1/33	2,410,000	2,725,253
5% 1/1/34	2,425,000	2,732,917
5% 1/1/35	230,000	258,572
5% 1/1/36	540,000	605,803
5% 1/1/37	250,000	279,489
5% 1/1/38	855,000	951,178
5% 1/1/39	925,000	1,023,734
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/28	720,000	729,704
Series 2016 A, 5% 1/15/41	5,000,000	5,188,724
Series 2020 A, 4% 1/15/50	1,000,000	932,719
Series 2020:
4% 11/15/37	1,025,000	958,430
4% 11/15/39	1,115,000	1,037,406
4% 11/15/41	1,175,000	1,080,850
5% 11/15/33	1,270,000	1,355,038
5% 11/15/35	1,465,000	1,556,630
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.):
Series 2017 B, 4.5% 3/1/47 (a)	380,000	389,009
Series 2019 B, 4.5% 3/1/50	5,095,000	5,234,830
(Mtg.-Backed Securities Prog.) Series 2022 A:
5% 3/1/30	400,000	451,242
5% 3/1/31	600,000	681,931
5% 9/1/31	640,000	729,992
Series 2021 C, 3.25% 3/1/51	7,990,000	7,866,583
Series 2022 B, 5% 3/1/52	3,000,000	3,177,368
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Proj.) Series 2022 A:
5% 12/1/27	1,325,000	1,493,177
5% 12/1/28	1,325,000	1,511,822
5% 12/1/29	1,500,000	1,731,858
5% 12/1/30	1,600,000	1,866,565
5% 12/1/31	1,000,000	1,175,548
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,074,721
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	2,812,035
5% 4/1/30	2,250,000	2,481,080
5% 4/1/31	2,000,000	2,196,057
5% 4/1/32	1,115,000	1,218,600
5% 4/1/33	1,850,000	2,009,075
5% 4/1/34	1,000,000	1,084,607
5% 4/1/35	2,395,000	2,594,335
Series 2020 A:
5% 2/1/29	2,875,000	3,287,336
5% 2/1/30	1,045,000	1,208,670
Series 2021 A:
5% 4/1/34	1,430,000	1,637,722
5% 4/1/35	1,660,000	1,896,887
5% 4/1/37	1,680,000	1,905,239
5% 4/1/38	1,000,000	1,127,244
5% 4/1/39	1,000,000	1,124,997
5% 4/1/40	1,110,000	1,241,548
5% 4/1/41	750,000	837,309
Ohio State Univ. Gen. Receipts Series 2013 A:
5% 6/1/28	2,000,000	2,046,464
5% 6/1/38	3,500,000	3,561,070
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,978,734
(Infrastructure Projs.):
Series 2022 A, 5% 2/15/39 (b)	5,730,000	6,386,761
Series A3, 0% 2/15/37	400,000	159,876
Series A, 5% 2/15/46	7,500,000	8,309,141
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,087,843
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,372,589
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,215,265
Series 2021, 4% 12/1/31	710,000	693,752
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,465,078
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,081,168
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,046,045
5% 2/15/28	5,030,000	5,314,061
5% 2/15/30	3,860,000	4,038,274
5% 2/15/32	2,550,000	2,650,557
5% 2/15/33	2,460,000	2,550,709
5% 2/15/34	4,450,000	4,607,784
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/25	1,025,000	1,086,158
5% 1/1/33	5,000,000	5,379,473
Univ. of Cincinnati Gen. Receipts:
Series 2012 C, 4% 6/1/28	10,000	10,048
Series 2016 A:
5% 6/1/32	745,000	797,824
5% 6/1/33	800,000	853,684
5% 6/1/34	585,000	622,264
Series 2016 C, 5% 6/1/41	2,585,000	2,726,350
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	647,591
5% 6/1/27	350,000	382,536
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,508,468
5% 12/1/25	1,500,000	1,609,239
5% 12/1/26	1,890,000	2,049,656
5% 12/1/27	1,340,000	1,462,550
5% 12/1/28	1,400,000	1,519,356
5% 12/1/29	825,000	889,480
5% 12/1/30	1,700,000	1,821,536
5% 12/1/31	750,000	799,317
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012, 5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	105,000	106,528
Wright State Univ. Gen. Receipts:
Series 2021 A, 5% 5/1/26 (Build America Mutual Assurance Insured)	1,100,000	1,199,607
Series 2022 A:
5% 5/1/24 (Build America Mutual Assurance Insured)	540,000	568,010
5% 5/1/25 (Build America Mutual Assurance Insured)	490,000	525,148
5% 5/1/26 (Build America Mutual Assurance Insured)	520,000	567,087
5% 5/1/27 (Build America Mutual Assurance Insured)	545,000	602,768
5% 5/1/28 (Build America Mutual Assurance Insured)	565,000	632,107
5% 5/1/29 (Build America Mutual Assurance Insured)	600,000	677,752
5% 5/1/30 (Build America Mutual Assurance Insured)	235,000	266,648
5% 5/1/31 (Build America Mutual Assurance Insured)	250,000	286,538
5% 5/1/32 (Build America Mutual Assurance Insured)	260,000	300,339

TOTAL OHIO		550,872,008

Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,634,241	917,928
5.625% 7/1/27	190,000	202,115
5.625% 7/1/29	590,000	633,517
5.75% 7/1/31	1,395,000	1,523,430

TOTAL PUERTO RICO		3,276,990

TOTAL MUNICIPAL BONDS
(Cost $582,022,853)		555,453,968
TOTAL INVESTMENT IN SECURITIES - 96.2%
(Cost $582,022,853)		555,453,968
NET OTHER ASSETS (LIABILITIES) - 3.8%		21,893,731
NET ASSETS - 100%		$577,347,699

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$555,453,968	$--	$555,453,968	$--
Total Investments in Securities:	$555,453,968	$--	$555,453,968	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.9%
Education	20.1%
General Obligations	17.3%
Special Tax	9.8%
Other *	5.2%
Others (Individually Less Than 5%)	16.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $582,022,853)		$555,453,968
Cash		31,955,134
Receivable for fund shares sold		184,913
Interest receivable		6,073,144
Other receivables		1,359
Total assets		593,668,518
Liabilities
Payable for investments purchased on a delayed delivery basis	$15,433,022
Payable for fund shares redeemed	278,039
Distributions payable	355,044
Accrued management fee	167,611
Other affiliated payables	63,688
Other payables and accrued expenses	23,415
Total liabilities		16,320,819
Net Assets		$577,347,699
Net Assets consist of:
Paid in capital		$605,096,528
Total accumulated earnings (loss)		(27,748,829)
Net Assets		$577,347,699
Net Asset Value, offering price and redemption price per share ($577,347,699 ÷ 51,454,223 shares)		$11.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$8,203,339
Expenses
Management fee	$1,104,206
Transfer agent fees	333,277
Accounting fees and expenses	75,344
Custodian fees and expenses	4,902
Independent trustees' fees and expenses	997
Registration fees	17,820
Audit	24,488
Legal	310
Miscellaneous	1,295
Total expenses before reductions	1,562,639
Expense reductions	(10,407)
Total expenses after reductions		1,552,232
Net investment income (loss)		6,651,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,266,434)
Total net realized gain (loss)		(1,266,434)
Change in net unrealized appreciation (depreciation) on investment securities		(67,082,010)
Net gain (loss)		(68,348,444)
Net increase (decrease) in net assets resulting from operations		$(61,697,337)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,651,107	$14,475,478
Net realized gain (loss)	(1,266,434)	253,604
Change in net unrealized appreciation (depreciation)	(67,082,010)	(3,814,007)
Net increase (decrease) in net assets resulting from operations	(61,697,337)	10,915,075
Distributions to shareholders	(6,649,886)	(14,819,628)
Share transactions
Proceeds from sales of shares	94,845,439	107,404,517
Reinvestment of distributions	4,288,765	9,334,614
Cost of shares redeemed	(170,685,053)	(97,656,138)
Net increase (decrease) in net assets resulting from share transactions	(71,550,849)	19,082,993
Total increase (decrease) in net assets	(139,898,072)	15,178,440
Net Assets
Beginning of period	717,245,771	702,067,331
End of period	$577,347,699	$717,245,771
Other Information
Shares
Sold	8,207,189	8,586,036
Issued in reinvestment of distributions	368,950	747,188
Redeemed	(14,678,401)	(7,810,213)
Net increase (decrease)	(6,102,262)	1,523,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$12.53	$12.38	$11.89	$12.20	$11.91
Income from Investment Operations
Net investment income (loss)A,B	.123	.253	.287	.319	.321	.330
Net realized and unrealized gain (loss)	(1.240)	(.064)	.235	.515	(.279)	.377
Total from investment operations	(1.117)	.189	.522	.834	.042	.707
Distributions from net investment income	(.123)	(.253)	(.287)	(.319)	(.321)	(.330)
Distributions from net realized gain	–	(.006)	(.085)	(.025)	(.031)	(.087)
Total distributions	(.123)	(.259)	(.372)	(.344)	(.352)	(.417)
Net asset value, end of period	$11.22	$12.46	$12.53	$12.38	$11.89	$12.20
Total ReturnC,D	(9.00)%	1.52%	4.28%	7.08%	.39%	6.03%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.11%G	2.02%	2.31%	2.60%	2.70%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$577,348	$717,246	$702,067	$672,948	$616,306	$677,359
Portfolio turnover rateH	18%G	6%	20%	10%	11%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2022

Days	% of fund's investments 6/30/22
1 - 7	85.7
31 - 60	9.9
61 - 90	0.3
91 - 180	3.5
> 180	0.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Variable Rate Demand Notes (VRDNs)	37.3%
Tender Option Bond	44.3%
Other Municipal Security	6.2%
Investment Companies	12.5%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/22
Fidelity® Ohio Municipal Money Market Fund	0.45%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.3%
	Principal Amount	Value
Alabama - 0.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.19% 7/7/22, VRDN (a)(b)	$1,260,000	$1,260,000
West Jefferson Indl. Dev. Series 2008, 1.1% 7/7/22, VRDN (b)	200,000	200,000
		1,460,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.07% 7/7/22, VRDN (a)(b)	1,100,000	1,100,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.05% 7/7/22, VRDN (b)	300,000	300,000
Series 2007 B, 1.05% 7/7/22, VRDN (b)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1% 7/7/22, VRDN (b)	700,000	700,000
		1,100,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.1% 7/7/22, VRDN (b)	300,000	300,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.19% 7/7/22, VRDN (a)(b)	700,000	700,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.07% 7/7/22, VRDN (a)(b)	200,000	200,000
Ohio - 33.4%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.95% 7/7/22, LOC Northern Trust Co., VRDN (b)	11,735,000	11,735,000
Franklin County Hosp. Facilities Rev.:
Series 2009 B, 0.88% 7/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,400,000	2,400,000
Series 2011 D, 0.85% 7/7/22, VRDN (b)	2,900,000	2,900,000
Series 2013 B, 0.91% 7/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,000,000	3,000,000
Series 2014, 0.91% 7/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,525,000	5,525,000
Hamilton County Healthcare Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 1.03% 7/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,435,000	2,435,000
Hamilton County Hosp. Facilities Rev. Series 2018 Z, 0.89% 7/7/22, VRDN (b)	5,200,000	5,200,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.95% 7/7/22, LOC Citizens Bank NA, VRDN (b)	12,970,000	12,970,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 0.94% 7/7/22 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	6,700,000	6,700,000
Ohio Spl. Oblig. Series 2016 B, 0.9% 7/7/22, VRDN (b)	6,000,000	6,000,000
		58,865,000
West Virginia - 1.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 1.02% 7/7/22, VRDN (a)(b)	100,000	100,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 7/7/22, VRDN (a)(b)	2,000,000	2,000,000
		2,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $65,825,000)		65,825,000

Tender Option Bond - 44.3%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	400,000	400,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
		600,000
Florida - 0.2%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.11%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.01% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	200,000	200,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Ohio - 43.2%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,830,000	2,830,000
Series Floaters XF 25 16, 1% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,600,000	3,600,000
CommonSpirit Health Participating VRDN Series MIZ 90 20, 1.01% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	2,100,000	2,100,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.01% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	4,100,000	4,100,000
Euclid City School District Participating VRDN Series G-39, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,100,000	2,100,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,670,000	2,670,000
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 0.95% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	6,000,000	6,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,900,000	7,900,000
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	6,800,000	6,800,000
Series XX 11 33, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	865,000	865,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 18, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,750,000	3,750,000
Series Floaters ZF 06 70, 0.94% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	3,100,000	3,100,000
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 0.94% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	2,000,000	2,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.97% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	3,750,000	3,750,000
Ohio Hosp. Rev. Participating VRDN:
Series 002, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,300,000	3,300,000
Series 2021 XG 03 39, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	1,250,000	1,250,000
Series C18, 0.95% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,800,000	1,800,000
Series XF 09 67, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,100,000	2,100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 83, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,075,000	2,075,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	2,000,000	2,000,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,000,000	4,000,000
Series Floaters ZM 06 46, 0.94% 7/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	4,200,000	4,200,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 0.96% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
		76,290,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Tennessee - 0.1%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2021 XL 01 89, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Virginia - 0.3%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	390,000	390,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.11%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		490,000
TOTAL TENDER OPTION BOND
(Cost $78,280,000)		78,280,000

Other Municipal Security - 6.2%
Ohio - 6.2%
Allen County Hosp. Facilities Rev. Bonds Series 2017 A, 5% 8/1/22	1,600,000	1,605,403
American Muni. Pwr. BAN:
(Village of Carey Proj.) Series 2021, 1.25% 11/30/22 (Ohio Gen. Oblig. Guaranteed)	1,305,000	1,310,215
(Village of Pioneer Proj.) Series 2021, 1.25% 12/1/22 (Ohio Gen. Oblig. Guaranteed)	1,315,000	1,320,290
Series 2021, 1% 8/11/22 (Ohio Gen. Oblig. Guaranteed)	1,220,000	1,221,136
County of Cuyahoga Bonds (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/23	1,000,000	1,011,913
Middleburg Heights Hosp. Rev. Bonds Series 2012 A, 5% 8/1/22 (Pre-Refunded to 8/1/22 @ 100)	1,500,000	1,504,548
Ohio Higher Edl. Facility Commission Rev. Bonds Series 2022 B6, 1.15% tender 8/8/22, CP mode	1,500,000	1,500,000
Toledo City School District Bonds Series 2022, 2% 12/1/22	1,000,000	1,004,929
Union Township Clermont County Gen. Oblig. BAN Series 2021, 0.5% 8/31/22 (Ohio Gen. Oblig. Guaranteed)	480,000	480,224
TOTAL OTHER MUNICIPAL SECURITY
(Cost $10,958,658)		10,958,658
	Shares	Value

Investment Company - 12.5%
Fidelity Municipal Cash Central Fund 0.88% (f)(g)
(Cost $22,059,049)	22,055,111	22,059,049
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $177,122,707)		177,122,707
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(596,048)
NET ASSETS - 100%		$176,526,659

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,800,000 or 1.6% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$2,000,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.11%, tender 7/7/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.11%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$15,525,793	$60,297,999	$53,765,000	$36,146	$257	$--	$22,059,049	1.5%
Total	$15,525,793	$60,297,999	$53,765,000	$36,146	$257	$--	$22,059,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $155,063,658)	$155,063,658
Fidelity Central Funds (cost $22,059,049)	22,059,049
Total Investment in Securities (cost $177,122,707)		$177,122,707
Receivable for fund shares sold		15,651
Interest receivable		284,306
Distributions receivable from Fidelity Central Funds		12,434
Total assets		177,435,098
Liabilities
Payable to custodian bank	$469,495
Payable for fund shares redeemed	345,442
Distributions payable	2,360
Accrued management fee	51,846
Other affiliated payables	22,731
Other payables and accrued expenses	16,565
Total liabilities		908,439
Net Assets		$176,526,659
Net Assets consist of:
Paid in capital		$176,542,600
Total accumulated earnings (loss)		(15,941)
Net Assets		$176,526,659
Net Asset Value, offering price and redemption price per share ($176,526,659 ÷ 176,219,555 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$384,906
Income from Fidelity Central Funds		36,146
Total income		421,052
Expenses
Management fee	$315,868
Transfer agent fees	125,128
Accounting fees and expenses	14,186
Custodian fees and expenses	1,210
Independent trustees' fees and expenses	276
Registration fees	16,821
Audit	17,615
Legal	82
Miscellaneous	197
Total expenses before reductions	491,383
Expense reductions	(156,228)
Total expenses after reductions		335,155
Net investment income (loss)		85,897
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,030)
Fidelity Central Funds	257
Total net realized gain (loss)		(15,773)
Net increase in net assets resulting from operations		$70,124

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,897	$19,729
Net realized gain (loss)	(15,773)	37,277
Net increase in net assets resulting from operations	70,124	57,006
Distributions to shareholders	(85,857)	(28,814)
Share transactions
Proceeds from sales of shares	14,850,494	11,480,697
Reinvestment of distributions	81,579	27,621
Cost of shares redeemed	(23,045,877)	(36,694,265)
Net increase (decrease) in net assets and shares resulting from share transactions	(8,113,804)	(25,185,947)
Total increase (decrease) in net assets	(8,129,537)	(25,157,755)
Net Assets
Beginning of period	184,656,196	209,813,951
End of period	$176,526,659	$184,656,196
Other Information
Shares
Sold	14,850,494	11,480,697
Issued in reinvestment of distributions	81,579	27,621
Redeemed	(23,045,877)	(36,694,265)
Net increase (decrease)	(8,113,804)	(25,185,947)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.003	.011	.010	.004
Net realized and unrealized gain (loss)	–B	–B	–	.001	–B	–B
Total from investment operations	–B	–B	.003	.012	.010	.004
Distributions from net investment income	–B	–B	(.003)	(.011)	(.010)	(.004)
Distributions from net realized gain	–	–B	–	(.001)	–	–B
Total distributions	–B	–B	(.003)	(.012)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.05%	.02%	.32%	1.16%	.98%	.42%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.54%G	.53%	.53%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.37%G	.10%	.38%	.53%	.53%	.52%
Expenses net of all reductions	.37%G	.10%	.38%	.53%	.53%	.52%
Net investment income (loss)	.10%G	.01%	.33%	1.08%	.96%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$176,527	$184,656	$209,814	$239,940	$298,736	$419,110

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

Effective after the close of business on July 15, 2022, Fidelity Ohio Municipal Money Market Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$582,017,797	$2,764,068	$(29,327,897)	$(26,563,829)
Fidelity Ohio Municipal Money Market Fund	177,122,707	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital currency losses recognized during the period November 1, 2021 to December 31, 2021. Loss deferrals were as follows:

Capital losses
Fidelity Ohio Municipal Income Fund	$(4,987)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	55,980,087	140,952,686

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.10%	.35%
Fidelity Ohio Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.11%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Ohio Municipal Income Fund	–	–	–
Fidelity Ohio Municipal Money Market Fund	9,380,000	–	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Ohio Municipal Income Fund	$578

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $154,753.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Ohio Municipal Income Fund	$4,902

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$5,505
Fidelity Ohio Municipal Money Market Fund	1,475

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

10. Proposed Reorganization.

The Board of Trustees of Fidelity Ohio Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Ohio Municipal Money Market Fund and Fidelity Municipal Money Market Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Ohio Municipal Money Market Fund in exchange for shares of Fidelity Municipal Money Market Fund equal in value to the net assets of Fidelity Ohio Municipal Money Market Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Ohio Municipal Money Market Fund is expected to be held during the fourth quarter of 2022 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on December 2, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Ohio Municipal Income Fund	.49%
Actual		$1,000.00	$910.00	$2.32
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Ohio Municipal Money Market Fund	.37%
Actual		$1,000.00	$1,000.50	$1.84-D
Hypothetical-C		$1,000.00	$1,022.96	$1.86-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Ohio Municipal Money Market Fund	.54%
Actual		$2.68
Hypothetical-(b)		$2.71

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Ohio Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

OFF-SANN-0822
1.705575.124

Fidelity® Pennsylvania Municipal Income Fund

Fidelity® Pennsylvania Municipal Money Market Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Fidelity® Pennsylvania Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Pennsylvania Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2022

% of fund's net assets
Health Care	25.9
Transportation	20.8
Education	18.1
General Obligations	11.6
Water & Sewer	7.1

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AA,A	77.8%
BBB	8.2%
BB and Below	4.9%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.6%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$425,000	$439,935
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (a)	275,000	289,292

TOTAL GUAM		729,227

Pennsylvania - 91.8%
Allegheny County Series C:
5% 12/1/28	1,000,000	1,066,190
5% 12/1/30	1,365,000	1,455,019
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (a)	12,000,000	12,490,922
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,620,629
Series 2018:
5% 3/1/33	1,570,000	1,686,781
5% 3/1/34	2,250,000	2,412,508
Series 2022 A:
5% 3/1/24 (b)	500,000	514,893
5% 3/1/25 (b)	500,000	523,979
5% 3/1/27 (b)	1,740,000	1,872,015
5% 3/1/31 (b)	1,105,000	1,218,481
5% 3/1/34 (b)	645,000	709,351
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	2,157,334
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,785,000	5,174,913
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	2,441,508
5% 7/1/54	4,500,000	4,234,216
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	527,528
5% 7/1/27	490,000	514,424
5% 7/1/28	540,000	563,114
5% 7/1/29	710,000	737,575
5% 7/1/30	685,000	709,863
5% 7/1/35	1,885,000	1,932,338
5% 7/1/39	6,675,000	6,763,908
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,458,139
5% 7/15/30	1,500,000	1,689,072
5% 7/15/31	1,250,000	1,402,468
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	353,163
4% 11/15/34	250,000	250,852
4% 11/15/35	200,000	200,505
5% 11/15/28	840,000	887,446
5% 11/15/29	1,625,000	1,706,833
5% 11/15/30	685,000	716,581
Series 2016 B:
4% 11/15/40	600,000	591,601
4% 11/15/47	3,605,000	3,381,290
Series 2018 A:
5% 11/15/26	1,140,000	1,253,184
5% 11/15/27	225,000	250,300
5% 11/15/28	200,000	217,471
5% 11/15/29	200,000	215,550
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,262,148
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,120,242
5% 6/1/29	1,000,000	1,130,544
5% 6/1/30	1,000,000	1,136,908
5% 6/1/31	1,150,000	1,313,143
Series 2020 A, 5% 6/1/32	3,500,000	3,901,912
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,537,465
Series 2016:
5% 5/1/30	1,000,000	1,084,466
5% 5/1/31	500,000	540,908
5% 5/1/32	750,000	808,816
5% 5/1/33	2,210,000	2,380,817
5% 5/1/34	1,000,000	1,075,790
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,087,597
5% 5/1/48	4,000,000	3,821,112
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,324,582
5% 6/1/35	1,000,000	1,035,936
5% 6/1/36	625,000	646,882
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,000,000	1,915,118
Series 2017, 5% 7/1/25	1,000,000	1,024,249
Delaware County Auth. Univ. Rev. Series 2012, 5% 8/1/22	300,000	300,817
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,115,794
5% 7/1/27	2,500,000	2,532,070
Series 2016 A, 5% 7/1/46	3,500,000	3,266,044
Series 2019, 4% 7/1/45	1,350,000	1,057,000
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	211,830
Series 2020:
5% 7/15/31	1,030,000	1,100,164
5% 7/15/34	1,000,000	1,054,751
5% 7/15/36	1,400,000	1,472,420
5% 7/15/39	1,160,000	1,214,085
Fox Chapel Area School District Series 2013, 5% 8/1/34	1,000,000	1,018,018
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	1,954,427
Series 2017 A2, 5% 2/15/39	1,880,000	1,978,722
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,684,519
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	622,517
5% 11/1/25	665,000	712,050
5% 11/1/27	1,105,000	1,210,959
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,070,303
5% 8/15/33	1,000,000	1,065,658
5% 8/15/34	1,000,000	1,063,554
5% 8/15/36	1,000,000	1,060,575
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,229,333
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,122,107
5% 7/1/44	5,000,000	5,277,680
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	3,831,988
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	275,000	276,853
5% 10/1/23	1,305,000	1,342,736
5% 10/1/24	335,000	348,147
5% 10/1/25	750,000	768,185
5% 10/1/26	1,000,000	1,020,982
5% 10/1/27	1,000,000	1,017,878
Series 2016 A, 5% 10/1/40	4,000,000	4,008,924
Series 2018 A, 5% 9/1/26	1,500,000	1,626,017
Series 2019:
4% 9/1/34	2,500,000	2,505,559
4% 9/1/35	1,400,000	1,400,575
4% 9/1/36	1,200,000	1,197,518
4% 9/1/37	1,000,000	994,733
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	2,000,000	2,141,936
Series 2017:
5% 12/1/33	2,150,000	2,341,796
5% 12/1/35	1,000,000	1,086,349
5% 12/1/36	2,670,000	2,896,964
5% 12/1/37	1,515,000	1,642,402
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,016,206
5% 8/15/43	2,000,000	2,080,788
5% 8/15/48	2,500,000	2,587,524
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,331,224
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	446,841
5% 7/1/29	300,000	333,039
5% 7/1/30	375,000	415,514
5% 7/1/31	425,000	470,235
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,081,388
(Thomas Jefferson Univ. Proj.) Series 2012, 5% 3/1/23 (Pre-Refunded to 9/1/22 @ 100)	585,000	588,280
Series 2016, 5% 5/1/33	2,200,000	2,294,925
Series 2018 A, 5% 2/15/48	4,000,000	4,319,892
Series 2019 A:
4% 3/1/37	1,150,000	1,121,712
5% 3/1/36	1,000,000	1,076,937
5% 3/1/38	1,055,000	1,131,310
5% 3/1/39	1,000,000	1,070,641
Series 2019:
4% 12/1/44	1,000,000	985,601
4% 12/1/48	1,000,000	972,795
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,515,000	1,535,145
Series 2019 131, 3.5% 4/1/49	3,875,000	3,889,615
Series 2020 13 2A, 3.5% 4/1/51	1,775,000	1,781,351
Series 2020 133:
5% 10/1/22	350,000	352,911
5% 10/1/23	400,000	414,552
5% 10/1/24	850,000	900,191
5% 10/1/27	650,000	724,149
5% 10/1/28	950,000	1,067,018
5% 4/1/29	100,000	111,308
5% 10/1/29	450,000	502,892
Series 2021 134B:
5% 10/1/22 (a)	1,175,000	1,184,200
5% 4/1/24 (a)	1,255,000	1,305,477
5% 10/1/24 (a)	1,000,000	1,048,976
5% 10/1/25 (a)	370,000	393,174
5% 4/1/26 (a)	995,000	1,062,623
5% 10/1/26 (a)	1,500,000	1,608,753
Series 2021 137:
5% 4/1/24	225,000	236,012
5% 10/1/24	265,000	280,946
5% 4/1/25	200,000	213,997
5% 10/1/25	220,000	237,669
5% 4/1/26	240,000	260,734
5% 10/1/26	280,000	306,703
5% 4/1/27	225,000	247,897
5% 10/1/27	225,000	249,505
5% 4/1/28	250,000	277,925
5% 10/1/28	260,000	290,450
5% 4/1/29	310,000	346,051
5% 10/1/29	365,000	409,155
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	668,498
5% 12/1/25	335,000	356,849
5% 12/1/26	645,000	685,973
5% 12/1/27	360,000	381,999
Pennsylvania State Univ. Series 2015 A:
5% 9/1/30	1,100,000	1,181,271
5% 9/1/31	1,415,000	1,516,431
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,343,240
Series 2013 A2:
5% 12/1/28	500,000	545,753
5% 12/1/38	2,500,000	2,688,105
Series 2014 A, 5% 12/1/31	865,000	908,168
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	5,415,669
Series 2017 A1:
5% 12/1/30	3,500,000	3,871,699
5% 12/1/31	2,000,000	2,200,490
5% 12/1/33	1,500,000	1,634,661
Series 2018 A2, 5% 12/1/43	5,000,000	5,334,656
Series 2019 A, 5% 12/1/37	5,815,000	6,270,708
Series 2020 B, 5% 12/1/50	5,000,000	5,333,500
Series 2021 A:
4% 12/1/44	4,000,000	3,766,286
4% 12/1/45	4,000,000	3,743,258
4% 12/1/50	2,000,000	1,821,630
Series 2021 B:
4% 12/1/40	1,000,000	970,883
4% 12/1/41	1,000,000	966,481
4% 12/1/42	1,500,000	1,441,570
5% 12/1/46	2,000,000	2,147,711
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/23 (a)	200,000	205,270
Series 2017 A, 5% 7/1/42	350,000	365,555
Series 2017 B:
5% 7/1/31 (a)	1,000,000	1,062,219
5% 7/1/33 (a)	2,250,000	2,370,104
5% 7/1/37 (a)	5,065,000	5,276,545
5% 7/1/42 (a)	4,000,000	4,135,730
5% 7/1/47 (a)	3,035,000	3,121,426
Philadelphia Auth. for Indl. Dev.:
Series 2016, 5% 4/1/28	275,000	292,362
Series 2017, 5% 11/1/47	5,000,000	5,159,770
Series 2020 A, 4% 11/1/45	3,825,000	3,478,021
Series 2020 C:
4% 11/1/35	1,750,000	1,692,467
4% 11/1/36	1,500,000	1,430,961
4% 11/1/37	1,255,000	1,191,358
4% 11/1/38	1,000,000	942,917
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	8,835,000	9,691,272
Series 2015 13:
5% 8/1/29	2,000,000	2,129,950
5% 8/1/30	1,500,000	1,595,185
5% 8/1/31	1,100,000	1,168,135
Series 2016 14:
5% 10/1/33	1,500,000	1,617,403
5% 10/1/34	500,000	538,515
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,629,732
Series 2019 B:
5% 2/1/38	3,000,000	3,232,806
5% 2/1/39	2,600,000	2,780,455
Philadelphia Redev. Auth. Rev. Series 2015 A, 5% 4/15/29	3,000,000	3,207,359
Philadelphia School District:
Series 2018 A:
5% 9/1/29	1,250,000	1,381,967
5% 9/1/30	1,000,000	1,097,618
5% 9/1/33	1,000,000	1,085,237
Series 2019 A:
4% 9/1/37	2,100,000	2,119,917
4% 9/1/38	2,300,000	2,318,359
4% 9/1/39	2,000,000	2,011,261
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	3,740,148
Series 2017 B:
5% 11/1/29	3,000,000	3,327,769
5% 11/1/30	3,700,000	4,088,393
Series 2020, 5% 10/1/40	3,195,000	3,516,303
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,111,959
5% 12/15/32	500,000	554,787
5% 12/15/33	500,000	553,849
Pittsburgh Gen. Oblig. Series 2014, 5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	596,317
Pittsburgh School District Series 2015, 5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	1,085,000	1,125,479
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	3,600,000	3,977,744
Series 2019 B:
4% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,075,716
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	412,941
Reading School District Series 2017:
5% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,088,144
5% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,138,906
5% 3/1/37 (Assured Guaranty Muni. Corp. Insured)	1,600,000	1,729,597
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,106,247
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,062,073
5% 12/1/22	30,000	30,409
5% 12/1/27	1,480,000	1,572,822
5% 12/1/29	1,000,000	1,050,876
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,029,787
5% 1/1/38 (a)	1,125,000	1,152,602
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,418,323
West Mifflin Area School District Series 2016:
5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,305,712
5% 4/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,082,677
5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,528,426
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/22	600,000	600,000
4% 7/1/23	1,125,000	1,139,934
4% 7/1/26	1,000,000	1,027,908
4% 7/1/37	1,400,000	1,310,376
5% 7/1/27	200,000	215,076
5% 7/1/28	1,130,000	1,220,255
5% 7/1/29	500,000	543,001
5% 7/1/30	1,000,000	1,090,230

TOTAL PENNSYLVANIA		395,509,900

Pennsylvania, New Jersey - 1.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,075,190
5% 1/1/38	1,300,000	1,395,102
5% 1/1/39	1,000,000	1,066,161
5% 1/1/40	1,100,000	1,164,314

TOTAL PENNSYLVANIA, NEW JERSEY		4,700,767

Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,225,367	688,270
5.625% 7/1/27	145,000	154,246
5.625% 7/1/29	440,000	472,453
5.75% 7/1/31	1,045,000	1,141,208

TOTAL PUERTO RICO		2,456,177

TOTAL MUNICIPAL BONDS
(Cost $424,005,463)		403,396,071
TOTAL INVESTMENT IN SECURITIES - 93.6%
(Cost $424,005,463)		403,396,071
NET OTHER ASSETS (LIABILITIES) - 6.4%		27,434,257
NET ASSETS - 100%		$430,830,328

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$403,396,071	$--	$403,396,071	$--
Total Investments in Securities:	$403,396,071	$--	$403,396,071	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	25.9%
Transportation	20.8%
Education	18.1%
General Obligations	11.6%
Water & Sewer	7.1%
Housing	5.2%
Others (Individually Less Than 5%)	4.9%
Net Other Assets (Liabilities)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $424,005,463)		$403,396,071
Cash		28,584,858
Receivable for fund shares sold		324,873
Interest receivable		5,338,288
Other receivables		991
Total assets		437,645,081
Liabilities
Payable for investments purchased
Regular delivery	$245,231
Delayed delivery	5,230,851
Payable for fund shares redeemed	864,064
Distributions payable	280,332
Accrued management fee	125,478
Other affiliated payables	45,739
Other payables and accrued expenses	23,058
Total liabilities		6,814,753
Net Assets		$430,830,328
Net Assets consist of:
Paid in capital		$452,551,997
Total accumulated earnings (loss)		(21,721,669)
Net Assets		$430,830,328
Net Asset Value, offering price and redemption price per share ($430,830,328 ÷ 41,668,292 shares)		$10.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$6,709,181
Expenses
Management fee	$842,643
Transfer agent fees	241,318
Accounting fees and expenses	62,148
Custodian fees and expenses	4,174
Independent trustees' fees and expenses	765
Registration fees	21,925
Audit	24,488
Legal	7,119
Miscellaneous	1,001
Total expenses before reductions	1,205,581
Expense reductions	(8,418)
Total expenses after reductions		1,197,163
Net investment income (loss)		5,512,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,296,571)
Total net realized gain (loss)		(1,296,571)
Change in net unrealized appreciation (depreciation) on investment securities		(55,004,760)
Net gain (loss)		(56,301,331)
Net increase (decrease) in net assets resulting from operations		$(50,789,313)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,512,018	$11,924,047
Net realized gain (loss)	(1,296,571)	417,639
Change in net unrealized appreciation (depreciation)	(55,004,760)	77,355
Net increase (decrease) in net assets resulting from operations	(50,789,313)	12,419,041
Distributions to shareholders	(5,511,396)	(12,540,010)
Share transactions
Proceeds from sales of shares	93,396,124	97,699,349
Reinvestment of distributions	3,520,634	7,886,844
Cost of shares redeemed	(164,732,686)	(86,105,495)
Net increase (decrease) in net assets resulting from share transactions	(67,815,928)	19,480,698
Total increase (decrease) in net assets	(124,116,637)	19,359,729
Net Assets
Beginning of period	554,946,965	535,587,236
End of period	$430,830,328	$554,946,965
Other Information
Shares
Sold	8,745,755	8,417,034
Issued in reinvestment of distributions	326,493	679,894
Redeemed	(15,303,980)	(7,423,996)
Net increase (decrease)	(6,231,732)	1,672,932

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.59	$11.39	$10.92	$11.18	$10.97
Income from Investment Operations
Net investment income (loss)A,B	.124	.251	.275	.310	.314	.328
Net realized and unrealized gain (loss)	(1.250)	.013	.209	.523	(.226)	.257
Total from investment operations	(1.126)	.264	.484	.833	.088	.585
Distributions from net investment income	(.124)	(.251)	(.272)	(.307)	(.314)	(.328)
Distributions from net realized gain	–	(.013)	(.012)	(.056)	(.034)	(.047)
Total distributions	(.124)	(.264)	(.284)	(.363)	(.348)	(.375)
Net asset value, end of period	$10.34	$11.59	$11.59	$11.39	$10.92	$11.18
Total ReturnC,D	(9.76)%	2.30%	4.32%	7.71%	.84%	5.41%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.48%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.50%G	.48%	.49%	.48%	.48%	.48%
Expenses net of all reductions	.50%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.29%G	2.16%	2.42%	2.74%	2.88%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$430,830	$554,947	$535,587	$516,717	$452,519	$480,405
Portfolio turnover rateH	4%G	5%	17%	20%	15%	12%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2022

Days	% of fund's investments 6/30/22
1 - 7	92.9
8 - 30	1.1
31 - 60	1.2
61 - 90	2.7
91 - 180	1.4
> 180	0.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Variable Rate Demand Notes (VRDNs)	35.6%
Tender Option Bond	46.8%
Other Municipal Security	8.5%
Investment Companies	9.1%

Current 7-Day Yields

6/30/22
Fidelity® Pennsylvania Municipal Money Market Fund	0.52%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.6%
	Principal Amount	Value
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.19% 7/7/22, VRDN (a)(b)	$800,000	$800,000
West Jefferson Indl. Dev. Series 2008, 1.1% 7/7/22, VRDN (b)	200,000	200,000
		1,000,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.05% 7/7/22, VRDN (b)	100,000	100,000
Series 2007 B, 1.05% 7/7/22, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 1% 7/7/22, VRDN (b)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 1% 7/7/22, VRDN (b)	100,000	100,000
		1,000,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.19% 7/7/22, VRDN (a)(b)	400,000	400,000
Pennsylvania - 32.8%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 1.01% 7/7/22, LOC Truist Bank, VRDN (b)	3,000,000	3,000,000
Beaver County Indl. Dev. Auth. Series 2018 A, 1.01% 7/7/22, LOC Truist Bank, VRDN (b)(c)	1,810,000	1,810,000
Chester County Health & Ed. Auth. Rev. Series 2009, 0.98% 7/7/22, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,460,000	2,460,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.7% 7/1/22, VRDN (b)	4,755,000	4,755,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2020 D, 0.9% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
Haverford Township School District Series 2009, 0.89% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	2,885,000	2,885,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) Series 2007, 1.05% 7/7/22, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,925,000	4,925,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.95% 7/7/22, LOC PNC Bank NA, VRDN (b)	1,000,000	1,000,000
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 0.9% 7/7/22, LOC Bank of America NA, VRDN (b)	900,000	900,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1% 7/7/22, LOC Citizens Bank NA, VRDN (b)	400,000	400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.91% 7/7/22, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.98% 7/7/22, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,100,000	1,100,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.98% 7/7/22, LOC Citizens Bank NA, VRDN (b)	3,295,000	3,295,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.89% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	6,600,000	6,600,000
Philadelphia Gas Works Rev. Series 2009 D, 0.96% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	200,000	200,000
FHLMC Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. (Foxwood Manor Apts. Proj.) Series 2008 O, 0.9% 7/7/22, LOC Freddie Mac, VRDN (b)	300,000	300,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.97% 7/7/22, LOC Fannie Mae, VRDN (b)	12,375,000	12,375,000
		50,005,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 1.19% 7/7/22, VRDN (a)(b)	100,000	100,000
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 1.02% 7/7/22, VRDN (a)(b)	500,000	500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 7/7/22, VRDN (a)(b)	1,200,000	1,200,000
		1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $54,205,000)		54,205,000

Tender Option Bond - 46.8%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	300,000	300,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	200,000	200,000
		500,000
Florida - 0.0%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.01% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)	200,000	200,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		300,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(f)	100,000	100,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	100,000	100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		200,000
Pennsylvania - 45.7%
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	6,665,000	6,665,000
Central Bradford Progress Auth. Rev. Participating VRDN:
Series 2021 XF 12 59, 0.95% 7/7/22 (Liquidity Facility Bank of America NA)(b)(d)(f)	800,000	800,000
Series XF 13 46, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	2,165,000	2,165,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	2,700,000	2,700,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.98% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	3,500,000	3,500,000
Series Floaters YX 10 49, 0.99% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	1,885,000	1,885,000
Series XF 09 69, 0.98% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	1,900,000	1,900,000
Series XM 08 87, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	1,900,000	1,900,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(f)	3,750,000	3,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series ZF 08 33, 0.95% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	1,680,000	1,680,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN:
Series Floaters ZF 07 95, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	2,200,000	2,200,000
Series XF 28 85, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	2,500,000	2,500,000
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters ZM 05 17, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.97% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(f)	299,500	299,500
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZM 06 50, 0.94% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	975,000	975,000
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	2,900,000	2,900,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5025, 0.68% 7/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	3,000,000	3,000,000
Series Putters 5026, 0.68% 7/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	400,000	400,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series XM 10 08, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	1,000,000	1,000,000
Series XX 11 34, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	1,300,000	1,300,000
Philadelphia Arpt. Rev. Participating VRDN:
Series YX 11 44, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	3,000,000	3,000,000
Series YX 12 11, 0.98% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(f)	1,600,000	1,600,000
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series XG 02 53, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	2,100,000	2,100,000
Series XM 00 05, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	4,200,000	4,200,000
Philadelphia School District Participating VRDN Series XM 08 60, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	1,625,000	1,625,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 0.95% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	1,000,000	1,000,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	1,500,000	1,500,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	3,270,000	3,270,000
Wilkes-Barre Area School District Participating VRDN Series Floaters XF 07 77, 0.95% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	2,285,000	2,285,000
		69,599,500
South Carolina - 0.1%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Tennessee - 0.1%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2021 XL 01 89, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(f)	100,000	100,000
Virginia - 0.2%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)	290,000	290,000
TOTAL TENDER OPTION BOND
(Cost $71,389,500)		71,389,500

Other Municipal Security - 8.5%
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Bonds Series 2012 A, 5%	1,020,000	1,020,000
Pennsylvania - 7.8%
Pennsylvania Gen. Oblig. Bonds:
Series 2012, 5% 7/1/22	1,185,000	1,185,000
Series 2014, 5% 7/1/22	1,075,000	1,075,000
Series 2015 1, 5% 8/15/22	400,000	401,711
Series 2016 2, 5% 9/15/22	225,000	227,198
Series 2019, 5% 7/15/22	1,600,000	1,602,279
Pennsylvania Hsg. Fin. Agcy. Bonds Series 2021 134B, 5% 4/1/23 (a)	1,000,000	1,018,767
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 B, 1.16% 8/4/22, LOC Royal Bank of Canada, CP	1,000,000	1,000,000
Pittsburgh Gen. Oblig. Bonds Series 2012 B:
5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	2,940,000	2,957,499
5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,005,852
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2022 B2, 1.67% tender 10/20/22, CP mode	1,500,000	1,500,000
		11,973,306
TOTAL OTHER MUNICIPAL SECURITY
(Cost $12,993,306)		12,993,306
	Shares	Value

Investment Company - 9.1%
Fidelity Municipal Cash Central Fund 0.88% (g)(h)
(Cost $13,879,874)	13,877,475	13,879,874
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $152,467,680)		152,467,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,057)
NET ASSETS - 100%		$152,405,623

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $700,000 or 0.5% of net assets.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$5,440,706	$42,398,000	$33,959,000	$30,123	$168	$--	$13,879,874	0.9%
Total	$5,440,706	$42,398,000	$33,959,000	$30,123	$168	$--	$13,879,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $138,587,806)	$138,587,806
Fidelity Central Funds (cost $13,879,874)	13,879,874
Total Investment in Securities (cost $152,467,680)		$152,467,680
Cash		1,393
Receivable for fund shares sold		19,692
Interest receivable		353,267
Distributions receivable from Fidelity Central Funds		11,227
Other receivables		48
Total assets		152,853,307
Liabilities
Payable for investments purchased on a delayed delivery basis	$300,000
Payable for fund shares redeemed	80,993
Distributions payable	2,239
Accrued management fee	64,452
Total liabilities		447,684
Net Assets		$152,405,623
Net Assets consist of:
Paid in capital		$152,378,447
Total accumulated earnings (loss)		27,176
Net Assets		$152,405,623
Net Asset Value, offering price and redemption price per share ($152,405,623 ÷ 152,133,347 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$342,392
Income from Fidelity Central Funds		30,123
Total income		372,515
Expenses
Management fee	$394,018
Independent trustees' fees and expenses	240
Total expenses before reductions	394,258
Expense reductions	(112,559)
Total expenses after reductions		281,699
Net investment income (loss)		90,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,013
Fidelity Central Funds	168
Total net realized gain (loss)		27,181
Net increase in net assets resulting from operations		$117,997

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,816	$16,968
Net realized gain (loss)	27,181	109,575
Net increase in net assets resulting from operations	117,997	126,543
Distributions to shareholders	(90,820)	(136,843)
Share transactions
Proceeds from sales of shares	9,967,870	26,624,972
Reinvestment of distributions	86,549	129,646
Cost of shares redeemed	(19,598,008)	(43,810,109)
Net increase (decrease) in net assets and shares resulting from share transactions	(9,543,589)	(17,055,491)
Total increase (decrease) in net assets	(9,516,412)	(17,065,791)
Net Assets
Beginning of period	161,922,035	178,987,826
End of period	$152,405,623	$161,922,035
Other Information
Shares
Sold	9,967,870	26,624,972
Issued in reinvestment of distributions	86,549	129,646
Redeemed	(19,598,008)	(43,810,109)
Net increase (decrease)	(9,543,589)	(17,055,491)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	.001	–B	.003	.010	.010	.004
Net realized and unrealized gain (loss)	–B	.001	–B	.001	–B	–B
Total from investment operations	.001	.001	.003	.011	.010	.004
Distributions from net investment income	(.001)	–B	(.003)	(.010)	(.010)	(.004)
Distributions from net realized gain	–	(.001)	–B	–B	–	–B
Total distributions	(.001)	(.001)	(.003)	(.011)C	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.06%	.08%	.37%	1.06%	.97%	.40%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.36%H	.10%	.34%	.50%	.50%	.50%
Expenses net of all reductions	.36%H	.10%	.34%	.50%	.50%	.50%
Net investment income (loss)	.12%H	.01%	.35%	1.03%	.96%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$152,406	$161,922	$178,988	$207,008	$240,412	$284,994

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

Effective after the close of business on July 15, 2022, Fidelity Pennsylvania Municipal Money Market Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$423,997,531	$1,593,306	$(22,194,766)	$(20,601,460)
Fidelity Pennsylvania Municipal Money Market Fund	152,467,680	–	–	–

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	9,218,968	89,551,286

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.10%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Pennsylvania Municipal Income Fund	–	–	–
Fidelity Pennsylvania Municipal Money Market Fund	4,870,000	2,400,000	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Pennsylvania Municipal Income Fund	$448

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $112,498.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Pennsylvania Municipal Income Fund	$4,174
Fidelity Pennsylvania Municipal Money Market Fund	61

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$4,244

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

10. Proposed Reorganization.

The Board of Trustees of Fidelity Pennsylvania Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Pennsylvania Municipal Money Market Fund and Fidelity Municipal Money Market Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Pennsylvania Municipal Money Market Fund in exchange for shares of Fidelity Municipal Money Market Fund equal in value to the net assets of Fidelity Pennsylvania Municipal Money Market Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Pennsylvania Municipal Money Market Fund is expected to be held during the fourth quarter of 2022 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on December 2, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Pennsylvania Municipal Income Fund	.50%
Actual		$1,000.00	$902.40	$2.36
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Fidelity Pennsylvania Municipal Money Market Fund	.36%
Actual		$1,000.00	$1,000.60	$1.79**
Hypothetical-C		$1,000.00	$1,023.01	$1.81**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Pennsylvania Municipal Money Market Fund	.50%
Actual		$2.48
Hypothetical-(b)		$2.51

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Pennsylvania Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PFR-SANN-0822
1.705577.124

Fidelity® Limited Term Municipal Income Fund

Semi-Annual Report

June 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2022

% of fund's net assets
Texas	11.3
Illinois	9.7
Florida	7.3
New York	7.3
New Jersey	6.0

Top Five Sectors as of June 30, 2022

% of fund's net assets
Transportation	25.0
General Obligations	22.5
Health Care	13.9
Electric Utilities	7.3
State G.O	5.5

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	7.1%
AA,A	74.2%
BBB	10.2%
BB and Below	1.0%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	$555	$606
5% 7/1/27 (Build America Mutual Assurance Insured)	500	554
Black Belt Energy Gas District Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (a)	4,000	4,052
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/23	830	848
5% 3/1/24	1,225	1,283
5% 3/1/25	1,225	1,315
Series 2016 B, 5% 3/1/24	1,210	1,267
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (a)	5,030	4,790
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/24	600	611
4% 6/1/25	725	740
4% 6/1/26	1,500	1,535
4% 6/1/27	2,440	2,500
4% 6/1/28	3,780	3,860
Bonds Series 2022 B1, 5%, tender 8/1/28 (a)	6,035	6,384

TOTAL ALABAMA		30,345

Alaska - 0.2%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	1,280	1,246
Alaska Muni. Bond Bank Series 2015 B, 5% 3/1/28 (b)	1,390	1,470
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	1,395	1,403
Series C, 5% 9/1/22	980	986

TOTAL ALASKA		5,105

Arizona - 3.2%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	296
Series 2021:
5% 8/1/26	1,100	1,206
5% 8/1/27	1,500	1,672
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (Escrowed to Maturity)	2,025	2,157
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/22	785	796
5% 12/1/23	980	1,023
5% 12/1/24	1,465	1,546
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/24	1,200	1,255
5% 2/1/25	1,100	1,169
5% 2/1/26	1,200	1,299
5% 2/1/27	1,200	1,320
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	1,625	1,629
Series 2007, 2.7%, tender 8/14/23 (a)(b)	13,435	13,515
Series 2019, 5%, tender 6/3/24 (a)(b)	24,230	25,357
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 B, 1.65%, tender 3/31/23 (a)	1,505	1,498
Glendale Union School District 205 Series A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	200	220
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	250	280
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	980	980
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,365	1,409
Maricopa County Indl. Dev. Auth. Sr. Living Facilities (Christian Care Surprise, Inc. Proj.) Series 2016, 5% 1/1/26 (c)	985	890
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	5,155	5,600
Series 2016 A, 5% 1/1/25	4,725	5,042
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/25	1,165	1,254
5% 7/1/26	3,000	3,282
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/24	1,000	1,039
4% 7/1/25	800	844
4% 7/1/26	900	960
4% 7/1/27	225	243
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	2,110	2,264
Series 2019 B:
5% 7/1/24 (b)	1,550	1,623
5% 7/1/25 (b)	1,500	1,602
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,122
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/22	2,415	2,450
5% 12/1/23	3,350	3,495
Univ. of Arizona Univ. Revs. Series 2013 A, 5% 6/1/25 (Pre-Refunded to 6/1/23 @ 100)	1,140	1,174
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/26	2,000	2,194

TOTAL ARIZONA		94,705

California - 3.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (a)	5,000	4,704
Series A, 2.95%, tender 4/1/26 (a)	5,000	4,989
Series B, 2.85%, tender 4/1/25 (a)	4,090	4,079
California Gen. Oblig.:
Series 2017, 5% 8/1/26	1,200	1,328
Series 2020, 4% 11/1/26	700	749
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (a)(b)	4,005	3,882
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/23 (d)	1,615	1,658
5% 8/1/24 (d)	965	1,013
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1, 5% 6/1/24 (Escrowed to Maturity)	1,085	1,147
Series A, 0% 6/1/24 (Escrowed to Maturity)	3,390	3,258
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G:
5% 12/1/22	1,245	1,263
5% 12/1/24	1,500	1,602
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/25 (b)	1,000	1,068
Series 2017 B, 5% 5/15/25 (b)	2,265	2,419
Series 2018 B:
5% 5/15/25 (b)	1,305	1,394
5% 5/15/26 (b)	1,545	1,678
Series 2018 C, 5% 5/15/27 (b)	1,615	1,782
Series 2020 C, 5% 5/15/26 (b)	2,645	2,873
Series A, 5% 5/15/24 (b)	1,010	1,057
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000	10,168
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	960	982
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,018
5% 11/1/24	1,955	2,050
Port of Oakland Rev.:
Series 2021 H, 5% 5/1/28 (b)	1,000	1,097
Series H:
5% 5/1/26 (b)	1,830	1,978
5% 5/1/27 (b)	3,400	3,718
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (b)	1,000	1,077
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/24 (b)	1,660	1,724
5% 1/1/27 (b)	2,405	2,608
Series 2022 A:
5% 5/1/26 (b)	4,535	4,891
5% 5/1/27 (b)	4,590	4,998
5% 5/1/28 (b)	6,130	6,713
5% 5/1/29 (b)	4,100	4,511
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	1,350	1,423
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	8,000	7,343

TOTAL CALIFORNIA		99,242

Colorado - 1.7%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	1,270	1,275
Series 2019 B:
5%, tender 8/1/25 (a)	2,950	3,083
5%, tender 8/1/26 (a)	2,035	2,150
5%, tender 11/19/26 (a)	6,680	7,359
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,345	1,374
Series 2019 H, 4.25% 11/1/49	680	695
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/26	1,000	1,072
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,320	1,440
5% 11/15/25	1,020	1,113
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (a)	14,230	14,908
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (b)	1,205	1,316
Series 2020 B1, 5% 11/15/24 (b)	1,500	1,586
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	1,925
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (a)	9,030	8,908
Series 2021 C3A, 2%, tender 10/15/25 (a)	1,625	1,587
Series 2021 C3B, 2%, tender 10/15/26 (a)	1,345	1,297

TOTAL COLORADO		51,088

Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	1,925	2,110
Series 2019 A:
5% 4/15/25	4,380	4,713
5% 4/15/26	2,355	2,585
5% 4/15/30	965	1,090
Series 2021 D:
5% 7/15/24	1,990	2,104
5% 7/15/25	1,685	1,823
Series C, 4% 6/1/26	1,100	1,162
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (a)	4,155	4,024
Series 2014 B, 1.8%, tender 7/1/24 (a)	3,150	3,108
Series 2016 A, 2%, tender 7/1/26 (a)	1,725	1,672
Series 2018 S:
5% 7/1/23	1,455	1,499
5% 7/1/24	1,000	1,048
Series 2019 A:
4% 7/1/23 (c)	1,045	1,047
4% 7/1/24 (c)	1,090	1,071
5% 7/1/25 (c)	705	704
5% 7/1/28 (c)	1,315	1,289
5% 7/1/29 (c)	940	914
Series 2022 M:
5% 7/1/24	175	182
5% 7/1/27	250	270
5% 7/1/28	300	325
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	1,650	1,675
Series 2021 C:
5% 1/1/24	1,445	1,510
5% 1/1/25	1,280	1,369
Series A:
5% 5/1/24	1,000	1,053
5% 9/1/26	1,025	1,133
Hartford County Metropolitan District Gen. Oblig. Series 2021 A:
5% 9/1/27	800	897
5% 9/1/28	775	877
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	745	774
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	980	1,055
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,146
5% 1/1/26	3,735	4,047
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/26	1,000	1,106

TOTAL CONNECTICUT		52,382

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	1,475	1,400
District Of Columbia - 2.3%
District of Columbia Income Tax Rev. Series 2020 A:
5% 3/1/23	1,075	1,100
5% 3/1/24	715	752
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	7,540	7,471
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/23 (b)	1,035	1,070
Series 2017 A, 5% 10/1/26 (b)	12,905	14,055
Series 2018 A, 5% 10/1/23 (b)	3,000	3,102
Series 2019 A:
5% 10/1/22 (b)	1,815	1,830
5% 10/1/23 (b)	465	481
5% 10/1/25 (b)	1,410	1,513
Series 2020 A:
5% 10/1/23 (b)	2,390	2,471
5% 10/1/24 (b)	4,470	4,714
5% 10/1/25 (b)	4,470	4,797
Series 2021 A:
5% 10/1/25 (b)	3,000	3,220
5% 10/1/28 (b)	20,500	22,716

TOTAL DISTRICT OF COLUMBIA		69,292

Florida - 7.3%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26 (d)	1,920	2,011
5% 4/1/28 (d)	2,115	2,244
Broward County Arpt. Sys. Rev.:
Series 2012 P-1:
5% 10/1/22 (b)	600	605
5% 10/1/25 (b)	6,645	6,689
Series 2015 A, 5% 10/1/22 (b)	2,935	2,957
Series 2015 C, 5% 10/1/24 (b)	1,015	1,069
Series 2019 A:
5% 10/1/23 (b)	1,200	1,240
5% 10/1/24 (b)	1,300	1,369
5% 10/1/25 (b)	1,500	1,608
Series 2019 B:
5% 10/1/24 (b)	750	790
5% 10/1/25 (b)	755	810
Series C, 5% 10/1/23 (b)	3,930	4,061
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/24	1,120	1,180
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	556
5% 10/1/26	1,940	2,014
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,485	1,642
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	8,200	9,243
Florida Hsg. Fin. Corp. Rev. Series 2021 1, 3% 1/1/52	5,980	5,856
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	2,360	2,552
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/22	1,955	1,969
5% 10/1/23	1,240	1,280
5% 10/1/24	1,955	2,039
5% 10/1/25	1,710	1,806
5% 10/1/26	1,955	2,058
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	560
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016, 5% 10/1/26 (b)	1,300	1,408
Series 2017 A:
5% 10/1/25 (b)	320	343
5% 10/1/25 (Escrowed to Maturity) (b)	1,675	1,808
5% 10/1/26 (b)	545	589
5% 10/1/26 (Escrowed to Maturity) (b)	2,025	2,224
5% 10/1/27 (Escrowed to Maturity) (b)	580	646
Series 2019 A:
5% 10/1/24 (b)	12,700	13,393
5% 10/1/25 (b)	6,700	7,190
5% 10/1/27 (b)	1,940	2,136
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,332
Hillsborough County Aviation Auth. Rev. Series A, 5% 10/1/26 (Pre-Refunded to 10/1/23 @ 100) (b)	2,910	3,018
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	2,025	2,042
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/22	1,955	1,955
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23 (d)	345	359
5% 10/1/24 (d)	785	833
5% 10/1/25 (d)	610	660
5% 10/1/26 (d)	435	478
5% 10/1/27 (d)	345	384
5% 10/1/28 (d)	685	771
5% 10/1/29 (d)	595	677
5% 10/1/30 (d)	560	643
5% 10/1/32 (d)	510	595
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (b)	475	491
5% 10/1/24 (b)	1,795	1,885
5% 10/1/25 (b)	3,325	3,544
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	4,810	5,168
Manatee County Rev. Series 2013, 5% 10/1/22	980	989
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	1,270	1,346
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (b)	1,465	1,476
5% 10/1/24 (b)	1,800	1,812
Series 2014 A, 5% 10/1/31 (b)	1,750	1,813
Series 2016 A, 5% 10/1/27	1,275	1,384
Series 2020 A, 5% 10/1/23	3,810	3,949
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/22	1,955	1,955
5% 7/1/23	1,955	1,960
Series 2014 B:
5% 7/1/22	1,465	1,465
5% 7/1/23	3,180	3,272
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2007, 0.32%, tender 11/1/22 (a)	1,600	1,594
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	9,695	10,180
Series 2014 D:
5% 11/1/22	2,960	2,993
5% 11/1/23	7,485	7,780
Series 2015 A:
5% 5/1/23	6,360	6,525
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,880	2,020
Series 2015 B, 5% 5/1/24	29,155	30,646
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (a)	9,950	9,493
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/28 (d)	150	163
Series 2014:
5% 12/1/23 (Escrowed to Maturity)	190	198
5% 12/1/24 (Escrowed to Maturity)	380	406
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/24	1,000	1,021
5% 5/15/30	2,490	2,508
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/22	980	983
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/22	980	989
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (a)	2,170	2,074
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,058
5% 7/1/26	1,115	1,225
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,354
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24	250	244

TOTAL FLORIDA		217,655

Georgia - 4.8%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (b)	900	926
Series 2020 A, 5% 7/1/26 (b)	3,000	3,255
Series 2020 B:
5% 7/1/27 (b)	4,000	4,394
5% 7/1/29 (b)	1,920	2,135
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	21,200	21,182
Series 2013, 1.55%, tender 8/19/22 (a)	6,770	6,763
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	6,480	6,440
Series 2012, 1.7%, tender 8/22/24 (a)	3,400	3,293
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,930	9,900
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (a)	900	903
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (a)	4,840	5,204
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/23	920	942
4% 11/1/24	1,420	1,466
5% 1/1/25	1,000	1,056
5% 1/1/26	1,125	1,207
5% 1/1/26	1,000	1,073
5% 1/1/27	760	826
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/22	980	988
5% 10/1/23	2,365	2,457
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/24	2,500	2,636
5% 6/1/25	5,000	5,382
5% 6/1/26	2,500	2,738
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	10,210	10,416
Series 2021 A, 4%, tender 9/1/27 (a)	15,000	15,379
Series 2021 C, 4%, tender 12/1/28 (a)	16,990	17,009
Series 2022 A:
4% 12/1/23	265	269
4% 12/1/24	1,100	1,118
4% 12/1/25	170	173
4% 12/1/26	1,955	1,987
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,294
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24 (Escrowed to Maturity)	1,810	1,904
(The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/26	1,200	1,291
Series 2020 B, 5% 9/1/25	2,570	2,786

TOTAL GEORGIA		143,792

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2022 B, 5% 7/1/24 (b)	3,500	3,666
Honolulu City & County Gen. Oblig.:
Series 2020 F:
5% 7/1/24	1,575	1,667
5% 7/1/25	1,255	1,359
5% 7/1/26	800	884
Series 2022 A:
5% 11/1/26 (d)	1,985	2,195
5% 11/1/29 (d)	2,450	2,814
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (b)	2,030	2,035
5% 8/1/23 (b)	1,440	1,481

TOTAL HAWAII		16,101

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	340	345
Illinois - 9.7%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/24	420	434
Chicago Board of Ed.:
Series 2017 C:
5% 12/1/26	485	506
5% 12/1/27	1,830	1,918
Series 2018 C, 5% 12/1/24	13,000	13,391
Series 2019 A, 0% 12/1/26	3,500	2,948
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/30	1,715	1,810
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,434
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/23	5,770	5,862
5% 1/1/25	1,700	1,721
Series 2014 A:
5% 1/1/24 (b)	10,490	10,881
5% 1/1/26 (b)	3,475	3,579
Series 2014 B, 5% 1/1/23	2,915	2,962
Series 2016 A:
5% 1/1/27 (b)	2,810	2,969
5% 1/1/28 (b)	500	526
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/23 (Escrowed to Maturity)	525	534
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/27 (b)	1,220	1,221
Series 2013 A, 5% 1/1/23 (b)	2,730	2,769
Series 2015 A:
5% 1/1/24 (b)	1,230	1,276
5% 1/1/26 (b)	1,600	1,681
5% 1/1/27 (b)	1,000	1,047
Series 2015 B, 5% 1/1/24	1,525	1,589
Series 2016 A, 5% 1/1/27 (b)	840	894
Series 2017 D:
5% 1/1/26 (b)	445	476
5% 1/1/27 (b)	1,595	1,726
5% 1/1/29 (b)	215	230
Series 2020 B, 5% 1/1/26	1,310	1,417
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,306
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,181
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/23	1,315	1,335
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/22	1,260	1,276
Series 2014 A, 5% 11/15/22	1,325	1,342
Series 2021 A:
5% 11/15/22	1,350	1,367
5% 11/15/23	375	391
5% 11/15/24	425	450
5% 11/15/25	425	457
5% 11/15/26	850	930
5% 11/15/27	1,075	1,191
Series 2021 B:
4% 11/15/24	1,475	1,528
4% 11/15/25	1,100	1,152
4% 11/15/26	555	585
4% 11/15/27	565	599
4% 11/15/28	285	303
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (a)(b)	4,800	4,770
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (a)	2,125	2,217
5%, tender 11/15/26 (a)	2,830	3,049
Series 2015:
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	1,190	1,276
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	7,450	8,042
Series 2020 A:
5% 8/15/23	1,000	1,036
5% 8/15/24	1,080	1,143
Series 2022 A:
5% 10/1/26 (d)	265	276
5% 10/1/28 (d)	330	344
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,738
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	740	790
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	4,628
5% 5/15/27	9,260	10,058
Series 2008 A3, 5% 11/1/30	1,545	1,661
Series 2015 A:
5% 11/15/22	490	496
5% 11/15/24	1,490	1,571
5% 11/15/25	1,905	2,042
5% 11/15/26	1,955	2,083
Series 2015 B, 5% 11/15/24	1,910	2,027
Series 2016 A:
5% 2/15/23	980	1,001
5% 8/15/23 (Escrowed to Maturity)	1,465	1,516
5% 8/15/24 (Escrowed to Maturity)	2,135	2,261
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,112
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	6,505
Series 2016 C:
5% 2/15/23	8,870	9,046
5% 2/15/24	5,220	5,460
5% 2/15/27	1,875	2,083
Series 2016:
5% 5/15/25	490	521
5% 5/15/26	980	1,055
5% 5/15/27	1,225	1,315
Series 2017:
5% 1/1/23	1,465	1,490
5% 1/1/25	2,260	2,416
Series 2019:
5% 9/1/23	400	411
5% 9/1/24	415	431
5% 9/1/25	300	315
5% 4/1/26	1,625	1,764
5% 9/1/26	300	318
5% 4/1/27	2,135	2,350
5% 9/1/27	500	532
5% 4/1/28	1,425	1,587
5% 4/1/29	2,000	2,236
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	1,245	1,247
Series 2012, 5% 8/1/22 (Assured Guaranty Muni. Corp. Insured)	1,105	1,108
Series 2013, 5.5% 7/1/25	265	272
Series 2014:
5% 4/1/23	2,165	2,205
5% 2/1/25	2,275	2,346
Series 2016:
5% 2/1/24	3,100	3,208
5% 1/1/26	2,970	3,151
Series 2017 D:
5% 11/1/25	6,635	7,025
5% 11/1/26	4,200	4,498
Series 2018 A, 5% 10/1/26	4,615	4,938
Series 2020 B:
5% 10/1/25	5,105	5,400
5% 10/1/28	6,500	7,030
Series 2020 D, 5% 10/1/24	5,000	5,225
Series 2021 B, 5% 3/1/23	2,555	2,598
Series 2022 A:
5% 3/1/23	1,205	1,225
5% 3/1/24	4,660	4,828
Series 2022 B:
5% 3/1/25	9,385	9,862
5% 3/1/26	6,880	7,314
5% 3/1/27	6,500	6,982
Series 2022 D1, 5% 3/1/23	1,375	1,398
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	685	690
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,201
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	2,985	3,051
Series 2021 C:
5% 6/15/23	535	547
5% 6/15/24	615	639
5% 6/15/25	355	374
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,540	2,441
0% 1/15/24 (Escrowed to Maturity)	2,175	2,109
0% 1/15/25	4,915	4,566
0% 1/15/26	3,695	3,314
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,215
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/25	2,330	2,296
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,153
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24	4,365	4,566

TOTAL ILLINOIS		289,188

Indiana - 2.7%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/3/22 (a)(b)	600	597
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	600	515
Series 2020 B, 0.95%, tender 4/1/26 (a)(b)	1,025	891
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	2,005	1,988
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 L, 0.7%, tender 1/1/26 (a)	1,105	1,040
Series 2011 M, 0.7%, tender 1/1/26 (a)	7,795	7,333
Series 2013:
5% 8/15/22	685	688
5% 8/15/23	980	1,013
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	1,590	1,604
Series 2014 A, 5% 10/1/22	660	666
Series 2015 A:
5% 10/1/24	1,460	1,554
5% 10/1/25	1,590	1,687
Indiana Health Facility Fing. Auth. Rev.:
Bonds Series 2001 A2, 2%, tender 8/1/22 (a)	10	10
Series 2005 A1, 4% 11/1/22	755	761
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	1,575	1,577
Series 2021 B, 3% 7/1/50	950	929
Series 2021 C1, 3% 1/1/52	3,800	3,686
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.):
Series 2014 D:
5% 1/1/28 (b)	470	484
5% 1/1/30 (b)	550	565
Series 2016 A1:
5% 1/1/23 (b)	1,940	1,970
5% 1/1/24 (b)	2,715	2,824
5% 1/1/25 (b)	2,845	3,011
Series 2019 D, 5% 1/1/25 (b)	1,710	1,810
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	24,505	24,705
Series 2016 A, 5%, tender 3/1/23 (a)(b)	1,200	1,218
Series 2017, 5%, tender 11/1/24 (a)(b)	1,250	1,312
Series 2019 A, 5%, tender 6/5/26 (a)(b)	15,985	17,201

TOTAL INDIANA		81,639

Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (b)	800	844
Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	1,525	1,534
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	493
5% 9/1/23	710	735
5% 9/1/25	785	847

TOTAL KANSAS		3,609

Kentucky - 2.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,384
5% 2/1/25	980	1,028
Series 2019, 5% 2/1/23	625	636
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	9,750	8,835
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	5,750	5,080
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/24	1,065	1,131
5% 11/1/25	3,000	3,229
5% 11/1/26	1,000	1,094
5% 11/1/27	1,000	1,109
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/24	1,655	1,728
Kentucky State Property & Buildings Commission Rev.:
Series 2015, 5% 8/1/24	1,850	1,948
Series 2018, 5% 5/1/25	1,605	1,714
Series A:
5% 11/1/24	1,250	1,322
5% 11/1/25	1,650	1,778
Series B, 5% 8/1/24	2,645	2,784
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (a)	10,455	10,594
Series A, 4%, tender 6/1/26 (a)	11,570	11,709
Series C1, 4%, tender 6/1/25 (a)	15,000	15,200
Series A:
4% 12/1/23	600	609
4% 12/1/25	825	837
4% 6/1/26	1,085	1,101
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	2,800	2,886
Series 2020 C, 5%, tender 10/1/26 (a)	5,985	6,387
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	1,280	1,341

TOTAL KENTUCKY		85,464

Louisiana - 0.6%
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/22	980	980
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	300	304
5% 1/1/24 (b)	195	202
5% 1/1/25 (b)	195	205
5% 1/1/26 (b)	490	524
Series 2017 D2:
5% 1/1/23 (b)	390	396
5% 1/1/24 (b)	735	763
5% 1/1/25 (b)	1,390	1,464
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	3,765	3,500
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	3,555	3,513
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,496

TOTAL LOUISIANA		16,347

Maine - 0.1%
City of Portland Arpt. Series 2016, 5% 1/1/29	690	732
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	350	361
Series 2021 A:
5% 7/1/28	555	612
5% 7/1/29	600	667
5% 7/1/30	500	560

TOTAL MAINE		2,932

Maryland - 1.2%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,408
5% 7/1/25	3,380	3,654
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	700	661
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,345	1,364
Series 2019 C, 3.5% 3/1/50	1,340	1,341
Series 2021 C:
0.375% 7/1/23	640	630
0.5% 1/1/24	1,000	975
0.6% 7/1/24	2,840	2,742
Maryland Dept. of Trans.:
Series 2021 B, 5% 8/1/27 (b)	1,805	1,971
Series 2022 A, 5% 12/1/24	740	792
Series 2022 B:
5% 12/1/23 (d)	845	874
5% 12/1/27 (d)	1,295	1,434
Series 2022, 5% 12/1/26	1,395	1,557
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (a)	2,480	2,702
Series 2020, 5%, tender 7/1/25 (a)	5,250	5,549
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/22	1,880	1,880
5% 7/1/23	980	1,009
5% 7/1/24	1,955	2,045
5% 7/1/25	1,730	1,836

TOTAL MARYLAND		36,424

Massachusetts - 1.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	5,935	6,024
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (a)	2,500	2,304
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,655	2,829
Series 2016 I:
5% 7/1/22	585	585
5% 7/1/23	660	678
5% 7/1/24	1,075	1,118
5% 7/1/25	1,480	1,561
5% 7/1/26	980	1,045
Series 2019 A:
5% 7/1/23	525	540
5% 7/1/24	1,150	1,201
5% 7/1/25	825	875
Series 2021:
4% 7/1/23	215	216
4% 7/1/24	225	226
4% 7/1/25	235	235
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/23 (b)	2,175	2,232
Series 2016, 5% 7/1/24 (b)	2,850	2,979
Series 2020 C:
5% 7/1/25 (b)	850	900
5% 7/1/26 (b)	1,900	2,047
Series 2021 B, 5% 7/1/26 (b)	1,390	1,489
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (a)	2,515	2,399
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (b)	3,005	3,150
5% 7/1/25 (b)	1,115	1,191
Series 2021 E, 5% 7/1/27 (b)	500	546

TOTAL MASSACHUSETTS		36,370

Michigan - 2.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000	1,052
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	959
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (Assured Guaranty Muni. Corp. Insured)	1,275	1,310
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26	550	600
5% 7/1/27	900	996
5% 7/1/28	725	809
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	635	667
5% 5/15/24 (Escrowed to Maturity)	5	5
5% 5/15/25	1,275	1,356
5% 5/15/25 (Escrowed to Maturity)	10	11
5% 5/15/26	1,230	1,324
5% 5/15/26 (Escrowed to Maturity)	5	5
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (a)	2,000	1,895
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	1,450	1,529
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D1, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	1,920	1,920
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (a)	635	569
Series 2019 B, 3.5%, tender 11/15/22 (a)	2,830	2,844
Series 2019 MI2, 5%, tender 2/1/25 (a)	4,830	5,142
Series 2015 A:
5% 8/1/22 (Escrowed to Maturity)	2,630	2,637
5% 8/1/23	3,715	3,843
5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	300	318
Series 2015 D1, 0.75% 10/15/25	1,000	946
Series 2015 MI, 5% 12/1/23	1,020	1,064
Series 2020 A:
5% 6/1/24	1,000	1,038
5% 6/1/25	2,000	2,101
Michigan Gen. Oblig. Series 2016, 5% 3/15/24	6,955	7,306
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,546
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	2,280	2,224
Series A, 3.5% 12/1/50	1,230	1,228
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	3,140	3,037
Novi Cmnty. School District Series I:
4% 5/1/24	795	822
4% 5/1/25	600	626
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,045
5% 11/1/23	1,335	1,391
5% 5/1/24	1,880	1,979
5% 11/1/24	1,955	2,081
5% 5/1/25	1,100	1,184
5% 11/1/25	1,195	1,299
5% 11/1/28	985	1,078
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	490	508
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	804
5% 7/1/25	500	533
5% 7/1/26	750	809

TOTAL MICHIGAN		67,440

Minnesota - 0.6%
Duluth Econ. Dev. Auth. Series 2021 A:
3% 7/1/22	180	180
3% 7/1/24	200	198
3% 7/1/25	615	603
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A, 5% 1/1/23	980	996
Series 2014 B, 5% 1/1/23 (b)	1,480	1,503
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,067
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/23	1,115	1,133
5% 1/1/24	1,560	1,628
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(c)	2,530	2,525
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,248
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/23	1,465	1,490
5% 1/1/24	980	1,025

TOTAL MINNESOTA		16,596

Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
5% 10/1/23 (c)	830	850
5% 10/1/25 (c)	1,320	1,381
5% 10/1/27 (c)	900	956
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	417
Bonds Series II, 5%, tender 3/1/27 (a)	1,130	1,225
Series I:
5% 10/1/25	600	642
5% 10/1/27	800	876

TOTAL MISSISSIPPI		6,347

Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/23	980	995
5% 3/1/24	685	707
5% 3/1/25	710	742
5% 3/1/26	980	1,035
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (b)	1,185	1,269
5% 3/1/27 (b)	4,065	4,406
Series 2020 B:
5% 3/1/26	2,190	2,376
5% 3/1/27	1,535	1,686
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	395	401
Saint Louis Arpt. Rev.:
Series 2012, 5% 7/1/32 (b)	935	935
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	5,370	5,915

TOTAL MISSOURI		20,467

Montana - 0.3%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	215	218
Series 2021 B, 3% 12/1/51	2,485	2,425
Series 2022 A, 3% 6/1/52	1,735	1,687
Series A1, 3.5% 6/1/50	3,310	3,308

TOTAL MONTANA		7,638

Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	9,765	10,031
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (a)	2,200	2,368
Lincoln Arpt. Auth. Series 2021:
5% 7/1/24 (b)	700	739
5% 7/1/26 (b)	750	821
5% 7/1/27 (b)	1,275	1,416
5% 7/1/28 (b)	1,830	2,046
5% 7/1/29 (b)	1,000	1,127
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	1,100	1,113
Series 2019 E, 3.75% 9/1/49 (b)	1,230	1,241
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,375
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (a)(b)	7,400	6,944

TOTAL NEBRASKA		29,221

Nevada - 1.2%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A1, 5% 7/1/22 (b)	3,915	3,915
Series 2013 A, 5% 7/1/28 (b)	1,475	1,493
Series 2014 A2:
5% 7/1/28	525	549
5% 7/1/30	750	783
Series 2019 D, 5% 7/1/24	1,775	1,875
Series 2021 B:
5% 7/1/22 (b)	365	365
5% 7/1/23 (b)	625	642
5% 7/1/24 (b)	985	1,032
5% 7/1/27 (b)	6,000	6,547
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,275	1,377
5% 7/1/27	2,245	2,505
Series B, 5% 7/1/24 (b)	2,080	2,181
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	835	831
Clark County School District:
Series 2017 A, 5% 6/15/26	1,285	1,411
Series 2020 B, 5% 6/15/26	5,805	6,373
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,696

TOTAL NEVADA		34,575

New Hampshire - 0.5%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
5% 8/15/24	600	633
5% 8/15/28	1,125	1,252
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	4,455	4,376
Series 2019 A4, 2.15%, tender 7/1/24 (a)(b)	2,250	2,210
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (Escrowed to Maturity) (b)	1,120	1,167
5% 1/1/25 (Escrowed to Maturity) (b)	1,000	1,064
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016:
5% 10/1/22	900	907
5% 10/1/23	2,785	2,883

TOTAL NEW HAMPSHIRE		14,492

New Jersey - 5.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	2,770	2,817
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/24	1,400	1,459
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/24	1,720	1,798
New Jersey Econ. Dev. Auth. Series 2013, 5% 3/1/27	170	173
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	1,230	1,265
5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	980	1,031
Series 2013 NN, 5% 3/1/26	1,925	1,959
Series 2013, 5% 3/1/23	13,920	14,218
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	375	397
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	465	491
Series 2015 XX:
4% 6/15/24	550	564
5% 6/15/26	975	1,024
Series 2016 BBB, 5% 6/15/23	9,010	9,269
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/22	6,160	6,160
5% 7/1/23	3,315	3,411
5% 7/1/24	7,740	8,126
Series 2016 B, 4% 9/1/26	320	328
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/24	10,970	11,525
Series 2021, 2% 6/1/23	5,700	5,703
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	3,175	3,339
Series 2019 B2, 5%, tender 7/1/25 (a)	3,890	4,143
Series 2019 B3, 5%, tender 7/1/26 (a)	2,750	2,957
Series 2016 A:
5% 7/1/22 (Escrowed to Maturity)	170	170
5% 7/1/23 (Escrowed to Maturity)	595	612
5% 7/1/24	1,200	1,262
5% 7/1/24 (Escrowed to Maturity)	985	1,040
5% 7/1/24 (Escrowed to Maturity)	475	500
5% 7/1/25 (Escrowed to Maturity)	515	552
5% 7/1/26 (Escrowed to Maturity)	170	186
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	255	278
Series 2016, 5% 7/1/25	275	297
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (b)	1,090	1,101
Series 2015 1A, 5% 12/1/24 (b)	6,015	6,336
Series 2017 1A:
5% 12/1/22 (b)	1,250	1,267
5% 12/1/23 (b)	1,930	2,001
Series 2019 A, 5% 12/1/24	950	1,009
Series 2020:
5% 12/1/22 (b)	605	613
5% 12/1/23 (b)	1,830	1,898
5% 12/1/24 (b)	1,360	1,432
5% 12/1/25 (b)	2,440	2,614
5% 12/1/26 (b)	3,165	3,423
Series 2021 A, 5% 12/1/25 (b)	130	139
Series 2021 B:
5% 12/1/25 (b)	315	337
5% 12/1/26 (b)	1,425	1,540
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/23 (b)	1,090	1,104
4% 10/1/23 (b)	1,150	1,172
4% 4/1/25 (b)	1,405	1,442
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	1,710	1,863
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,820	1,510
Series 2010 A, 0% 12/15/27	5,520	4,545
Series 2016 A, 5% 6/15/27	3,960	4,289
Series 2018 A, 5% 6/15/24	5,000	5,249
Series 2022 AA:
5% 6/15/23	985	1,013
5% 6/15/25	4,000	4,215
5% 6/15/26	9,745	10,402
5% 6/15/27	8,000	8,633
5% 6/15/28	10,000	10,856
Series A:
5% 12/15/24	1,780	1,863
5% 12/15/25	1,680	1,782
5% 12/15/26	2,600	2,791
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	540	555

TOTAL NEW JERSEY		174,048

New Mexico - 1.3%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (b)	6,250	6,692
5% 9/1/28 (b)	2,000	2,203
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	3,135	3,374
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	3,705	3,759
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	15,000	15,806
Series 2019 A:
4% 11/1/23	710	724
4% 5/1/24	950	973
4% 11/1/24	1,450	1,489
4% 5/1/25	2,790	2,873

TOTAL NEW MEXICO		37,893

New York - 7.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	490
5% 7/1/24	1,810	1,894
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	4,000	4,285
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (a)	7,255	7,124
Series 2020 B, 0.85%, tender 9/1/25 (a)	19,810	18,630
Series 2021 B, 1.5%, tender 9/1/26 (a)	3,360	3,182
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	965
Series 2020 A:
5% 7/1/25	750	804
5% 7/1/26	500	545
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/27	1,500	1,660
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (a)	2,825	2,882
Series 2021 A1, 5% 8/1/30	6,825	7,817
Series 2021 F1, 5% 3/1/23	555	568
Series 2022 B1, 5% 8/1/28	14,555	16,534
Series A, 5% 8/1/26	1,000	1,107
Series A6, 5% 8/1/25	250	261
Series F1, 5% 6/1/25	470	508
Series I1, 5% 3/1/27	615	643
New York City Health & Hosp. Corp. Rev. Series A:
3% 2/15/24	535	543
5% 2/15/24	750	785
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (a)	2,210	2,061
Series 2021 K2, 0.9%, tender 1/1/26 (a)	12,290	11,389
Series 2021, 0.6%, tender 7/1/25 (a)	2,905	2,681
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000	1,057
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000	1,074
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	1,000	1,088
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2021 DD, 5% 6/15/25	1,535	1,659
New York City Transitional Fin. Auth. Rev. Series E1, 5% 2/1/26	475	507
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (a)	2,005	2,072
Series 2015 A:
5% 7/1/28	370	388
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100)	30	32
Series 2022:
5% 7/1/26	675	713
5% 7/1/27	710	756
5% 7/1/28	750	801
5% 7/1/29	1,065	1,138
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A, 5% 6/15/24	1,400	1,482
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/25	1,340	1,356
Series 2016 A, 5% 11/15/24	525	559
Series 2016 B1:
5% 11/15/24	670	713
5% 11/15/25	1,000	1,085
Series 2017 B1, 4% 11/15/25	250	263
Series 2017 B2:
5% 11/15/23	1,350	1,405
5% 11/15/25	1,450	1,573
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 5% 11/15/22	1,955	1,978
Series 2015 A, 5% 11/15/24	1,000	1,052
Series 2015 A1, 5% 11/15/29	765	799
Series 2016 A:
5% 11/15/23	2,680	2,774
5% 11/15/23	1,450	1,501
Series 2016 D, 5% 11/15/27	1,000	1,077
Series 2017 A2:
5% 11/15/25	2,620	2,782
5% 11/15/26	5,815	6,227
Series 2017 B:
5% 11/15/23	4,025	4,166
5% 11/15/24	665	699
Series 2017 C1, 5% 11/15/28	4,340	4,666
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27	970	1,079
Series 2019 D, 5% 2/15/25	1,030	1,106
Series 2021 A, 5% 3/15/27	2,975	3,309
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (a)	2,770	2,560
Series 2021 J2:
1%, tender 11/1/26 (a)	1,770	1,616
1.1%, tender 5/1/27 (a)	6,610	5,952
Series J, 0.75% 5/1/25	3,030	2,865
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/25 (b)	1,130	1,191
5% 10/1/26 (b)	1,580	1,698
Series 221, 3.5% 10/1/32 (b)	460	459
New York Thruway Auth. Gen. Rev. Series 2014 K, 5% 1/1/32	795	840
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (b)	250	253
5% 12/1/24 (b)	1,500	1,566
5% 12/1/25 (b)	1,400	1,469
5% 12/1/26 (b)	740	784
Series 2020 C:
5% 12/1/24	1,000	1,053
5% 12/1/25	800	847
5% 12/1/26	1,250	1,336
5% 12/1/27	1,250	1,342
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (b)	7,810	8,274
5% 12/1/27 (b)	10,415	11,033
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/26	250	271
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (b)	625	659
5% 4/1/27 (b)	1,350	1,456
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	6,520	6,891
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	655	690
5% 6/15/25	695	747
5% 6/15/29	965	1,087
Series 2022 B:
5% 10/1/23 (d)	650	674
5% 10/1/25 (d)	800	864
5% 10/1/26 (d)	410	450
5% 10/1/28 (d)	670	750
Syracuse Reg'l. Arpt. Auth. Series 2021:
5% 7/1/25 (b)	750	793
5% 7/1/26 (b)	1,145	1,227
5% 7/1/27 (b)	1,515	1,639
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2:
2%, tender 5/15/26 (a)	7,870	7,665
2%, tender 5/15/28 (a)	2,575	2,448
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,500	2,522

TOTAL NEW YORK		216,265

New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (b)	1,060	1,101
Series 185, 5% 9/1/23 (b)	2,870	2,963
Series 188, 5% 5/1/25 (b)	1,980	2,113
Series 193:
5% 10/15/25 (b)	3,550	3,818
5% 10/15/29 (b)	1,350	1,426
Series 223:
5% 7/15/25 (b)	1,500	1,606
5% 7/15/26 (b)	2,250	2,445
5% 7/15/27 (b)	1,785	1,965
5% 7/15/28 (b)	2,500	2,775

TOTAL NEW YORK AND NEW JERSEY		20,212

North Carolina - 2.3%
Charlotte Int'l. Arpt. Rev.:
Series 2019 B, 5% 7/1/27 (b)	735	807
Series 2021 B:
5% 7/1/26 (b)	5,535	6,005
5% 7/1/27 (b)	4,500	4,943
5% 7/1/28 (b)	1,675	1,852
5% 7/1/29 (b)	865	962
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2021 B, 5%, tender 12/2/24 (a)	4,200	4,460
Series 2021 C, 5%, tender 12/1/28 (a)	1,570	1,749
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,213
5% 10/1/26 (Escrowed to Maturity)	1,360	1,508
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	278
North Carolina Grant Anticipation Rev. Series 2021:
5% 3/1/25	3,000	3,221
5% 3/1/27	2,305	2,558
5% 3/1/28	2,375	2,665
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	5,885	5,971
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	4,235	4,238
Series 2019 C, 2.55%, tender 6/1/26 (a)	7,335	7,241
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (a)	1,110	1,204
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E, 5% 1/1/23	1,465	1,490
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24	13,610	14,169
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (b)	355	389
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/25	1,000	1,081
5% 6/1/26	750	827
5% 6/1/27	775	871

TOTAL NORTH CAROLINA		69,702

North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	1,575	1,539
Series 2021 B, 3% 7/1/52	4,210	4,081

TOTAL NORTH DAKOTA		5,620

Ohio - 2.2%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	2,056
Series 2020:
5% 11/15/26	375	404
5% 11/15/27	185	201
Allen County Hosp. Facilities Rev. Series 2020 A, 5% 12/1/23	1,045	1,088
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (a)	2,150	2,064
Series 2021 A:
5% 2/15/26	300	328
5% 2/15/27	400	445
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	1,175	1,228
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,225	1,302
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	490	519
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	1,815	1,849
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	1,010	1,038
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,093
5% 8/1/28	1,000	1,099
Miami Univ. Series 2022 A:
5% 9/1/22	390	392
5% 9/1/23	735	762
5% 9/1/24	125	132
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	629
5% 8/1/28	500	550
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A:
5% 10/1/25	2,000	2,174
5% 10/1/26	1,750	1,935
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/23	1,955	1,987
5% 1/1/24	1,865	1,946
5% 1/1/25	2,035	2,176
Series 2021 B:
5% 1/1/23	450	457
5% 1/1/24	1,725	1,800
5% 1/1/25	1,935	2,069
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	305	313
Series 2021 C, 3.25% 3/1/51	18,075	17,796
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/24 (d)	2,445	2,534
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/23	2,075	2,117
5% 2/15/24	3,215	3,363
5% 2/15/25	2,065	2,187
5% 2/15/26	1,285	1,371
Series 2019, 5% 2/15/29	2,020	2,139
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/23	445	452
5% 1/1/24	760	793
5% 1/1/25	1,100	1,166

TOTAL OHIO		65,954

Oklahoma - 0.0%
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	827
Oregon - 0.5%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	10,405	10,433
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	210
5% 10/1/25	225	240
5% 10/1/26	150	162
Series A, 5% 10/1/27	150	162
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,570	1,569
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (b)	430	473
Series 27 A, 5% 7/1/26 (b)	1,515	1,632

TOTAL OREGON		14,881

Pennsylvania - 2.0%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/26 (b)	1,750	1,870
5% 1/1/27 (b)	2,000	2,164
5% 1/1/28 (b)	2,250	2,459
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 3.5% 12/1/31	1,075	887
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25	200	210
5% 6/1/26	1,000	1,097
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,551
5% 6/1/25	1,150	1,234
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,443
Series B, 1.8%, tender 8/15/22 (a)	5,280	5,277
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	190	195
Series 2019, 5% 9/1/29	1,000	1,102
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (a)(b)	1,100	1,025
Series 2011, 2.15%, tender 7/1/24 (a)(b)	1,000	975
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 12/1/22	835	847
Series 2016 C, 5% 8/15/25	2,855	3,093
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	950	953
Series 2021 137, 3% 10/1/51	5,900	5,682
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/25	860	928
5% 12/1/26	1,000	1,095
5% 12/1/27	750	833
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (b)	600	627
Series 2017 A, 5% 7/1/24	490	515
Series 2017 B:
5% 7/1/24 (b)	4,790	5,007
5% 7/1/25 (b)	1,700	1,805
Series 2021:
5% 7/1/28 (b)	3,100	3,398
5% 7/1/29 (b)	1,830	2,016
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,057
5% 9/1/25	700	754
5% 9/1/26	750	821
Series 2019 A:
5% 9/1/22	1,250	1,257
5% 9/1/23	315	326
5% 9/1/24	1,050	1,109
5% 9/1/25	1,200	1,292
Series 2019 B, 5% 9/1/24	1,000	1,057
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	320	341
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	260	283
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	250	276
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	245	272

TOTAL PENNSYLVANIA		58,133

Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1, 0% 7/1/24	880	805
Series 2022 A1, 5.375% 7/1/25	565	587

TOTAL PUERTO RICO		1,392

Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/23	1,180	1,209
5% 5/15/24	2,300	2,406
5% 5/15/25	5,385	5,628
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	5,910	6,366
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	680	690
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,335	1,335
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (b)	25	27
Series 2019 A:
5% 12/1/23 (b)	750	779
5% 12/1/24 (b)	1,275	1,350
5% 12/1/25 (b)	1,900	2,038
5% 12/1/26 (b)	1,000	1,087
5% 12/1/28 (b)	510	564
Series 2021 A, 5% 12/1/27 (b)	900	993
Series A:
4% 12/1/26 (b)	1,135	1,167
5% 12/1/26 (b)	1,200	1,312
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	1,938
5% 6/1/26	3,425	3,545
5% 6/1/27	980	1,013

TOTAL RHODE ISLAND		33,447

South Carolina - 0.9%
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,617
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,527
5% 12/1/26	1,075	1,143
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,120	1,137
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/22	1,075	1,090
5% 12/1/23	4,890	5,098
Series 2015 A, 5% 12/1/25	1,000	1,059
Series 2015 C, 5% 12/1/22	1,360	1,379
Series 2021 A:
5% 12/1/26	670	724
5% 12/1/27	750	819
Series 2021 B:
5% 12/1/24	1,400	1,476
5% 12/1/25	500	534
5% 12/1/26	500	541
5% 12/1/27	450	492
5% 12/1/28	800	878
Series A, 5% 12/1/23	2,995	3,122

TOTAL SOUTH CAROLINA		26,636

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/22	365	369
Tennessee - 1.2%
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (b)	2,000	2,151
5% 7/1/27 (b)	2,435	2,650
5% 7/1/28 (b)	3,125	3,426
5% 7/1/29 (b)	3,800	4,186
5% 7/1/30 (b)	3,000	3,310
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	11,590	12,089
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,040	6,114
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	1,735	1,689

TOTAL TENNESSEE		35,615

Texas - 11.3%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,156
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (b)	620	642
5% 11/15/24 (b)	675	713
5% 11/15/25 (b)	650	698
Series 2019, 5% 11/15/24 (b)	2,500	2,640
Birdville Independent School District Series 2021, 5% 2/15/26	800	876
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/23	2,395	2,429
5% 1/1/24	3,295	3,418
5% 1/1/26	2,800	3,000
Series 2020 F, 5% 1/1/25	4,455	4,646
Series 2021 C, 5% 1/1/27	6,865	7,320
City of Denton Series 2020 A, 5% 2/15/26	1,025	1,122
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (a)	4,370	4,118
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,715
Collin County Series 2020, 5% 2/15/26	1,040	1,140
Comal County Series 2017, 4% 2/1/26	1,780	1,884
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B1, 1.25%, tender 8/15/22 (a)	2,420	2,420
Series 2015 B1, 0.28%, tender 8/15/24 (a)	6,405	6,138
Series 2015 B2, 0.28%, tender 8/15/24 (a)	10,080	9,660
Series 2020 A, 5% 2/15/25	1,330	1,426
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 A, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100) (b)	1,000	1,011
Series 2014 A, 5.25% 11/1/27 (b)	1,175	1,211
Series 2014 B, 5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100) (b)	1,235	1,249
Series 2014 D, 5% 11/1/23 (b)	1,905	1,971
Series 2020 A, 5% 11/1/26	2,595	2,846
Dallas Gen. Oblig. Series 2018, 5% 2/15/25	2,060	2,207
Dallas Independent School District Series 2021, 4% 2/15/25	1,835	1,923
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (a)	265	263
2%, tender 8/1/24 (a)	3,085	3,048
Series 2016, 0% 8/15/25	1,610	1,495
El Paso Independent School District Series 2020:
5% 8/15/23	500	518
5% 8/15/24	650	689
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (a)	9,720	9,256
Series 2021 B, 0.72%, tender 8/1/26 (a)	3,535	3,247
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	1,670	1,706
Series 2020, 5% 3/1/26	3,800	4,164
Fort Worth Independent School District Series 2019 B, 5% 2/15/25	1,805	1,939
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26(a)	3,500	3,216
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,629
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (a)	6,545	7,140
Series 2020 A, 0.9%, tender 5/15/25 (a)	1,850	1,819
Series 2020 C, 5%, tender 12/1/26 (a)	7,000	7,637
Series 2014 A, 5% 12/1/26	1,085	1,144
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/23 (b)	750	770
5% 7/1/25 (b)	1,550	1,655
Series 2018 C:
5% 7/1/23 (b)	1,500	1,540
5% 7/1/26 (b)	500	540
5% 7/1/27 (b)	905	988
Series 2020 B, 5% 7/1/26	2,250	2,454
Houston Gen. Oblig. Series 2017 A, 5% 3/1/27	1,545	1,722
Houston Independent School District Bonds Series 2014 A, 4%, tender 6/1/23 (a)	6,270	6,383
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,175
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/22 (b)	1,000	1,010
5% 11/1/23 (b)	2,125	2,198
5% 11/1/26 (b)	1,075	1,149
5% 11/1/30 (b)	1,960	2,051
Series 2021:
5% 11/1/23 (b)	895	926
5% 11/1/24 (b)	2,615	2,750
5% 11/1/25 (b)	3,920	4,177
5% 11/1/26 (b)	2,845	3,066
5% 11/1/27 (b)	2,885	3,128
5% 11/1/28 (b)	11,150	12,098
5% 11/1/29 (b)	11,705	12,730
Lower Colorado River Auth. Rev.:
(Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	1,315	1,410
Series 2022:
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,670	1,791
5% 5/15/26 (Assured Guaranty Muni. Corp. Insured)	1,805	1,975
5% 5/15/27 (Assured Guaranty Muni. Corp. Insured)	1,385	1,538
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/27	1,450	1,607
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,395
McKinney Independent School District Series 2021:
5% 2/15/26	1,245	1,365
5% 2/15/27	1,300	1,451
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	1,645	1,624
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 1.285%, tender 7/1/24 (a)(b)	8,320	8,017
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (a)	4,100	4,015
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,608
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	2,345	2,339
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,563
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	1,435	1,530
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (a)	7,780	7,666
Series 2020, 0.7%, tender 6/1/25 (a)	9,665	9,155
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	6,615	6,522
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	715	750
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (a)	1,480	1,492
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,209
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (a)	10,000	10,008
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (b)	705	705
5% 7/1/22 (b)	690	690
5% 7/1/23 (b)	555	570
5% 7/1/23 (b)	505	519
5% 7/1/24 (b)	1,750	1,833
5% 7/1/24 (b)	1,000	1,045
5% 7/1/25 (b)	1,250	1,335
5% 7/1/25 (b)	1,350	1,433
5% 7/1/26 (b)	1,500	1,619
5% 7/1/26 (b)	1,460	1,570
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 D, 1.125%, tender 12/1/26 (a)	10,810	9,992
Series 2018, 2.75%, tender 12/1/22 (a)	10,100	10,121
Series 2022, 2%, tender 12/1/27 (a)	3,145	2,979
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012, 5% 9/15/22	3,365	3,388
Tarrant County College Series 2022, 5% 8/15/27 (d)	3,000	3,368
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/23 (Escrowed to Maturity)	980	1,016
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,599
Series 2017 A, 5% 2/15/24	1,955	2,049
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	2,815	2,962
Texas Gen. Oblig. Series 2020 B:
3% 8/1/25 (b)	4,610	4,677
3% 8/1/26 (b)	4,845	4,917
4% 8/1/27 (b)	5,085	5,389
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (a)	15,910	14,671
Wichita Falls Independent School District Series 2021:
4% 2/1/25	600	628
4% 2/1/26	850	900
4% 2/1/27	1,100	1,175
4% 2/1/28	900	967

TOTAL TEXAS		337,146

Utah - 0.6%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (b)	510	556
Series 2018 A, 5% 7/1/26 (b)	2,550	2,747
Series 2021 B:
5% 7/1/24	250	263
5% 7/1/25	530	569
5% 7/1/26	1,150	1,254
5% 7/1/27	750	828
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (a)	10,605	11,597

TOTAL UTAH		17,814

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (St. Michael's College Proj.) Series 2012, 5% 10/1/22	300	302
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	1,940	1,869
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/27 (b)	560	604
Series 2021 A:
5% 6/15/27 (b)	350	378
5% 6/15/28 (b)	425	450
5% 6/15/29 (b)	400	424

TOTAL VERMONT		4,027

Virginia - 0.7%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	533
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,399
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (a)	6,750	6,219
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	828
5% 7/1/28	1,000	1,114
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,241
5% 6/15/25	980	1,044
5% 6/15/26	1,680	1,801
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (a)	3,000	2,764
Series 2010 A, 1.2%, tender 5/31/24 (a)	1,725	1,665
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	800	794

TOTAL VIRGINIA		20,402

Washington - 2.5%
King County Hsg. Auth. Rev.:
Series 2019:
4% 11/1/24	1,075	1,115
4% 11/1/25	1,260	1,321
4% 11/1/30	1,575	1,661
Series 2021:
2% 12/1/23	775	774
3% 6/1/25	830	836
4% 12/1/28	375	396
4% 12/1/30	575	605
4% 12/1/31	450	471
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (a)	18,985	17,278
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	775	794
Series 2015 B, 5% 3/1/25	450	476
Series 2016 B:
5% 10/1/22 (b)	2,445	2,466
5% 10/1/23 (b)	2,965	3,075
Series 2019:
5% 4/1/23 (b)	1,985	2,025
5% 4/1/24 (b)	3,035	3,157
5% 4/1/25 (b)	2,700	2,856
Series 2021 C:
5% 8/1/24 (b)	3,290	3,441
5% 8/1/25 (b)	2,660	2,828
5% 8/1/26 (b)	3,655	3,941
5% 8/1/27 (b)	2,260	2,462
5% 8/1/28 (b)	6,320	6,937
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,456
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	660	706
5% 1/1/26	390	425
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,528
5% 8/15/26	2,560	2,729
5% 8/15/27	2,425	2,611
Bonds Series 2019 B, 5%, tender 8/1/24 (a)	4,575	4,735
Washington Hsg. Fin. Commission Series 2021 2N:
5% 12/1/25	915	996
5% 6/1/27	500	557

TOTAL WASHINGTON		74,658

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (a)(b)	5,650	5,123
Wisconsin - 2.0%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,173
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/22 (b)	1,440	1,458
5.25% 12/1/23 (b)	1,505	1,568
Milwaukee Gen. Oblig.:
Series 2018 N4, 5% 4/1/25	7,860	8,430
Series 2020 N4, 5% 4/1/23	10,000	10,247
Roseman Univ. of Health Series 2018 A, 5% 12/1/27	1,085	1,128
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	575	613
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,347
Bonds:
Series 2018 B:
5%, tender 1/25/23 (a)	8,800	8,958
5%, tender 1/31/24 (a)	8,810	9,268
Series 2018 C1, 5%, tender 7/29/26 (a)	1,210	1,313
Series 2020 C, 5%, tender 2/15/27 (a)	5,000	5,435
Series 2019 A, 2.25% 11/1/26	540	529
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	1,550	1,514
Series 2021 C, 3% 9/1/52	2,225	2,166
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (a)	400	384
0.81%, tender 5/1/25 (a)	1,335	1,254

TOTAL WISCONSIN		58,785

Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	391
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3, 5% 12/1/22 (b)	745	755

TOTAL WYOMING		1,146

TOTAL MUNICIPAL BONDS
(Cost $2,914,192)		2,811,140

Municipal Notes - 0.2%
New Jersey - 0.2%
Newark Gen. Oblig. BAN:
Series 2021 C, 1.25% 7/25/22	1,400	$1,400
Series 2021:
1.25% 10/3/22	2,000	2,000
1.25% 10/3/22	2,040	2,040
TOTAL MUNICIPAL NOTES
(Cost $5,451)		5,440
	Shares	Value (000s)

Money Market Funds - 5.9%
Fidelity Municipal Cash Central Fund 0.88% (e)(f)
(Cost $176,875)	176,848,639	176,890
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,096,518)		2,993,470
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(14,238)
NET ASSETS - 100%		$2,979,232

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,627,000 or 0.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$23,947	$746,663	$593,733	$204	$--	$13	$176,890	11.9%
Total	$23,947	$746,663	$593,733	$204	$--	$13	$176,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$2,816,580	$--	$2,816,580	$--
Money Market Funds	176,890	176,890	--	--
Total Investments in Securities:	$2,993,470	$176,890	$2,816,580	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	25.0%
General Obligations	22.5%
Health Care	13.9%
Electric Utilities	7.3%
State G.O.	5.5%
Other*	5.4%
Others (Individually Less Than 5%)	20.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,919,643)	$2,816,580
Fidelity Central Funds (cost $176,875)	176,890
Total Investment in Securities (cost $3,096,518)		$2,993,470
Cash		148
Receivable for fund shares sold		3,704
Interest receivable		30,902
Distributions receivable from Fidelity Central Funds		86
Receivable from investment adviser for expense reductions		319
Total assets		3,028,629
Liabilities
Payable for investments purchased
Regular delivery	$7,807
Delayed delivery	30,030
Payable for fund shares redeemed	9,596
Distributions payable	744
Accrued management fee	854
Distribution and service plan fees payable	46
Other affiliated payables	286
Other payables and accrued expenses	34
Total liabilities		49,397
Net Assets		$2,979,232
Net Assets consist of:
Paid in capital		$3,093,398
Total accumulated earnings (loss)		(114,166)
Net Assets		$2,979,232
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($176,769 ÷ 17,267.7 shares)(a)		$10.24
Maximum offering price per share (100/97.25 of $10.24)		$10.53
Class M:
Net Asset Value and redemption price per share ($7,073 ÷ 692.1 shares)(a)		$10.22
Maximum offering price per share (100/97.25 of $10.22)		$10.51
Class C:
Net Asset Value and offering price per share ($8,925 ÷ 873.5 shares)(a)		$10.22
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,036,458 ÷ 199,280.9 shares)		$10.22
Class I:
Net Asset Value, offering price and redemption price per share ($334,559 ÷ 32,721.8 shares)		$10.22
Class Z:
Net Asset Value, offering price and redemption price per share ($415,448 ÷ 40,637.7 shares)		$10.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$26,164
Income from Fidelity Central Funds		204
Total income		26,368
Expenses
Management fee	$5,614
Transfer agent fees	1,588
Distribution and service plan fees	305
Accounting fees and expenses	277
Custodian fees and expenses	17
Independent trustees' fees and expenses	5
Registration fees	161
Audit	30
Legal	2
Miscellaneous	4
Total expenses before reductions	8,003
Expense reductions	(1,879)
Total expenses after reductions		6,124
Net investment income (loss)		20,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,115)
Total net realized gain (loss)		(11,115)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(167,735)
Fidelity Central Funds	13
Total change in net unrealized appreciation (depreciation)		(167,722)
Net gain (loss)		(178,837)
Net increase (decrease) in net assets resulting from operations		$(158,593)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,244	$43,818
Net realized gain (loss)	(11,115)	1,386
Change in net unrealized appreciation (depreciation)	(167,722)	(34,432)
Net increase (decrease) in net assets resulting from operations	(158,593)	10,772
Distributions to shareholders	(20,249)	(45,557)
Share transactions - net increase (decrease)	(511,229)	384,852
Total increase (decrease) in net assets	(690,071)	350,067
Net Assets
Beginning of period	3,669,303	3,319,236
End of period	$2,979,232	$3,669,303

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.89	$10.72	$10.49	$10.53	$10.45
Income from Investment Operations
Net investment income (loss)A,B	.051	.102	.141	.150	.135	.122
Net realized and unrealized gain (loss)	(.550)	(.094)	.183	.250	(.038)	.086
Total from investment operations	(.499)	.008	.324	.400	.097	.208
Distributions from net investment income	(.051)	(.103)	(.142)	(.150)	(.135)	(.121)
Distributions from net realized gain	–	(.005)	(.012)	(.020)	(.002)	(.007)
Total distributions	(.051)	(.108)	(.154)	(.170)	(.137)	(.128)
Net asset value, end of period	$10.24	$10.79	$10.89	$10.72	$10.49	$10.53
Total ReturnC,D,E	(4.63)%	.07%	3.04%	3.83%	.93%	2.00%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.81%H	.80%	.80%	.80%	.81%	.81%
Expenses net of fee waivers, if any	.66%H	.66%	.66%	.78%	.81%	.81%
Expenses net of all reductions	.66%H	.66%	.66%	.78%	.81%	.81%
Net investment income (loss)	.99%H	.94%	1.31%	1.41%	1.28%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$177	$223	$202	$180	$155	$234
Portfolio turnover rateI	12%H	20%	19%	43%	27%J	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.70	$10.47	$10.51	$10.43
Income from Investment Operations
Net investment income (loss)A,B	.051	.104	.142	.154	.139	.126
Net realized and unrealized gain (loss)	(.550)	(.095)	.182	.250	(.038)	.087
Total from investment operations	(.499)	.009	.324	.404	.101	.213
Distributions from net investment income	(.051)	(.104)	(.142)	(.154)	(.139)	(.126)
Distributions from net realized gain	–	(.005)	(.012)	(.020)	(.002)	(.007)
Total distributions	(.051)	(.109)	(.154)	(.174)	(.141)	(.133)
Net asset value, end of period	$10.22	$10.77	$10.87	$10.70	$10.47	$10.51
Total ReturnC,D,E	(4.63)%	.08%	3.06%	3.88%	.98%	2.04%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.72%H	.72%	.74%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.74%	.76%	.76%
Expenses net of all reductions	.65%H	.65%	.65%	.74%	.76%	.76%
Net investment income (loss)	1.00%H	.95%	1.32%	1.45%	1.33%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$7	$8	$10	$12	$15	$17
Portfolio turnover rateI	12%H	20%	19%	43%	27%J	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.70	$10.47	$10.51	$10.43
Income from Investment Operations
Net investment income (loss)A,B	.014	.024	.064	.072	.057	.043
Net realized and unrealized gain (loss)	(.550)	(.094)	.182	.250	(.038)	.087
Total from investment operations	(.536)	(.070)	.246	.322	.019	.130
Distributions from net investment income	(.014)	(.025)	(.064)	(.072)	(.057)	(.043)
Distributions from net realized gain	–	(.005)	(.012)	(.020)	(.002)	(.007)
Total distributions	(.014)	(.030)	(.076)	(.092)	(.059)	(.050)
Net asset value, end of period	$10.22	$10.77	$10.87	$10.70	$10.47	$10.51
Total ReturnC,D,E	(4.98)%	(.65)%	2.31%	3.08%	.19%	1.24%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.52%H	1.51%	1.52%	1.54%	1.55%	1.55%
Expenses net of fee waivers, if any	1.38%H	1.38%	1.38%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.38%H	1.38%	1.38%	1.52%	1.54%	1.55%
Net investment income (loss)	.27%H	.22%	.59%	.67%	.55%	.41%
Supplemental Data
Net assets, end of period (in millions)	$9	$10	$15	$20	$32	$40
Portfolio turnover rateI	12%H	20%	19%	43%	27%J	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.70	$10.47	$10.51	$10.43
Income from Investment Operations
Net investment income (loss)A,B	.066	.134	.172	.185	.170	.157
Net realized and unrealized gain (loss)	(.550)	(.095)	.182	.250	(.038)	.087
Total from investment operations	(.484)	.039	.354	.435	.132	.244
Distributions from net investment income	(.066)	(.134)	(.172)	(.185)	(.170)	(.157)
Distributions from net realized gain	–	(.005)	(.012)	(.020)	(.002)	(.007)
Total distributions	(.066)	(.139)	(.184)	(.205)	(.172)	(.164)
Net asset value, end of period	$10.22	$10.77	$10.87	$10.70	$10.47	$10.51
Total ReturnC,D	(4.50)%	.36%	3.34%	4.18%	1.28%	2.35%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.47%G	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.37%G	.37%	.37%	.45%	.46%	.47%
Expenses net of all reductions	.37%G	.37%	.37%	.45%	.46%	.47%
Net investment income (loss)	1.28%G	1.23%	1.60%	1.74%	1.63%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$2,036	$2,565	$2,420	$2,245	$2,393	$2,740
Portfolio turnover rateH	12%G	20%	19%	43%	27%I	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.88	$10.71	$10.48	$10.51	$10.44
Income from Investment Operations
Net investment income (loss)A,B	.066	.133	.172	.178	.162	.149
Net realized and unrealized gain (loss)	(.560)	(.094)	.183	.250	(.028)	.077
Total from investment operations	(.494)	.039	.355	.428	.134	.226
Distributions from net investment income	(.066)	(.134)	(.173)	(.178)	(.162)	(.149)
Distributions from net realized gain	–	(.005)	(.012)	(.020)	(.002)	(.007)
Total distributions	(.066)	(.139)	(.185)	(.198)	(.164)	(.156)
Net asset value, end of period	$10.22	$10.78	$10.88	$10.71	$10.48	$10.51
Total ReturnC,D	(4.59)%	.36%	3.34%	4.11%	1.29%	2.17%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.55%G	.54%	.55%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.37%G	.37%	.37%	.51%	.54%	.54%
Expenses net of all reductions	.37%G	.37%	.37%	.51%	.54%	.54%
Net investment income (loss)	1.28%G	1.23%	1.60%	1.68%	1.55%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$335	$420	$335	$276	$269	$327
Portfolio turnover rateH	12%G	20%	19%	43%	27%I	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.71	$10.48	$10.41
Income from Investment Operations
Net investment income (loss)B,C	.069	.140	.178	.189	.048
Net realized and unrealized gain (loss)	(.550)	(.094)	.173	.250	.067
Total from investment operations	(.481)	.046	.351	.439	.115
Distributions from net investment income	(.069)	(.141)	(.179)	(.189)	(.045)
Distributions from net realized gain	–	(.005)	(.012)	(.020)	–
Total distributions	(.069)	(.146)	(.191)	(.209)	(.045)
Net asset value, end of period	$10.22	$10.77	$10.87	$10.71	$10.48
Total ReturnD,E	(4.47)%	.42%	3.31%	4.22%	1.11%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.43%H	.42%	.43%	.43%	.43%H
Expenses net of fee waivers, if any	.31%H	.31%	.31%	.40%	.43%H
Expenses net of all reductions	.31%H	.31%	.31%	.40%	.43%H
Net investment income (loss)	1.34%H	1.29%	1.66%	1.79%	1.78%H
Supplemental Data
Net assets, end of period (in millions)	$415	$444	$336	$214	$28
Portfolio turnover rateI	12%H	20%	19%	43%	27%J

 A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,591
Gross unrealized depreciation	(107,605)
Net unrealized appreciation (depreciation)	$(103,014)
Tax cost	$3,096,484

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	184,306	769,499

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$248	$34
Class M	-%	.25%	9	–(a)
Class C	.75%	.25%	48	9
			$305	$43

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class M	1
Class C(a)	–(b)
$5

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$174.18
Class M	3.09
Class C	6.13
Limited Term Municipal Income	972.09
Class I	329.17
Class Z	104.05
	$1,588

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Limited Term Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Limited Term Municipal Income Fund	–	60,706	1

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Limited Term Municipal Income Fund	$3

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.66%	$148
Class M	.65%	3
Class C	1.38%	7
Limited Term Municipal Income	.37%	1,092
Class I	.37%	349
Class Z	.31%	251
		$1,850

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Limited Term Municipal Income Fund
Distributions to shareholders
Class A	$966	$2,205
Class M	37	84
Class C	13	33
Limited Term Municipal Income	14,018	33,020
Class I	2,441	5,002
Class Z	2,774	5,213
Total	$20,249	$45,557

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Limited Term Municipal Income Fund
Class A
Shares sold	2,947	8,243	$30,536	$89,569
Reinvestment of distributions	89	195	925	2,111
Shares redeemed	(6,444)	(6,349)	(66,768)	(68,892)
Net increase (decrease)	(3,408)	2,089	$(35,307)	$22,788
Class M
Shares sold	67	115	$706	$1,245
Reinvestment of distributions	3	7	34	78
Shares redeemed	(91)	(295)	(944)	(3,195)
Net increase (decrease)	(21)	(173)	$(204)	$(1,872)
Class C
Shares sold	237	315	$2,474	$3,423
Reinvestment of distributions	1	3	11	30
Shares redeemed	(255)	(839)	(2,634)	(9,102)
Net increase (decrease)	(17)	(521)	$(149)	$(5,649)
Limited Term Municipal Income
Shares sold	50,385	90,381	$520,266	$980,282
Reinvestment of distributions	994	2,180	10,274	23,610
Shares redeemed	(90,254)	(77,064)	(936,182)	(834,331)
Net increase (decrease)	(38,875)	15,497	$(405,642)	$169,561
Class I
Shares sold	16,953	18,053	$174,678	$195,847
Reinvestment of distributions	220	428	2,274	4,637
Shares redeemed	(23,416)	(10,350)	(241,484)	(112,152)
Net increase (decrease)	(6,243)	8,131	$(64,532)	$88,332
Class Z
Shares sold	21,218	18,531	$218,173	$200,944
Reinvestment of distributions	194	356	2,009	3,852
Shares redeemed	(21,996)	(8,593)	(225,577)	(93,104)
Net increase (decrease)	(584)	10,294	$(5,395)	$111,692

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Limited Term Municipal Income Fund
Class A	.66%
Actual		$1,000.00	$953.70	$3.20
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class M	.65%
Actual		$1,000.00	$953.70	$3.15
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Class C	1.38%
Actual		$1,000.00	$950.20	$6.67
Hypothetical-C		$1,000.00	$1,017.95	$6.90
Limited Term Municipal Income	.37%
Actual		$1,000.00	$955.00	$1.79
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class I	.37%
Actual		$1,000.00	$954.10	$1.79
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class Z	.31%
Actual		$1,000.00	$955.30	$1.50
Hypothetical-C		$1,000.00	$1,023.26	$1.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STM-SANN-0822
1.701069.124

Fidelity® Conservative Income Municipal Bond Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2022

% of fund's investments
1 - 7	44.8
8 - 30	1.9
31 - 60	6.6
61 - 90	4.1
91 - 180	9.3
> 180	33.3

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2022

% of fund's net assets
California	9.7
Texas	8.0
New York	7.7
Illinois	7.7
Other	7.2

Top Five Sectors as of June 30, 2022

% of fund's net assets
Synthetics	32.7
Transportation	11.9
General Obligations	11.1
Industrial Development	10.3
Other	7.2

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	3.6%
AA,A	37.2%
BBB	6.1%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	52.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 46.7%
	Principal Amount	Value
Alabama - 0.9%
Black Belt Energy Gas District Bonds:
Series 2017 A, 4%, tender 7/1/22 (a)	$12,730,000	$12,730,000
Series 2018 A, 4%, tender 12/1/23 (a)	3,400,000	3,459,268
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	600,000	604,696
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (a)	3,890,000	3,928,144
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	510,000	519,472
4% 6/1/25	615,000	627,711

TOTAL ALABAMA		21,869,291

Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (b)	1,190,000	1,275,958
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	1,000,000	1,055,097
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(b)	2,050,000	2,062,282
Series 2019, 5%, tender 6/3/24 (a)(b)	17,020,000	17,811,663
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	1,450,000	1,445,957
Maricopa County Rev. Bonds Series B, 5%, tender 10/18/22 (a)	4,020,000	4,056,870
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (b)	525,000	539,922
Series 2017 A, 5% 7/1/23 (b)	500,000	514,211
Yuma Pledged Rev. Series 2021:
4% 7/1/22	325,000	325,000
4% 7/1/23	325,000	332,038
4% 7/1/24	300,000	310,781

TOTAL ARIZONA		28,453,821

California - 3.2%
California Health Facilities Fing. Auth. Rev. Bonds Series 2017 A:
5%, tender 11/1/22 (a)	950,000	960,232
5%, tender 11/1/22 (a)	13,650,000	13,797,015
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 1.875%, tender 10/3/22 (a)(b)	10,600,000	10,592,842
Series 2021 B, 0.375%, tender 7/15/22 (a)(b)	9,950,000	9,945,391
(Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (a)(c)	750,000	713,217
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 2%, tender 8/1/22 (a)(b)(c)	6,150,000	6,149,335
Series 2017 A1, 2%, tender 7/15/22 (a)(b)(c)	14,100,000	14,099,774
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/24 (d)	1,925,000	2,021,357
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	2,500,000	2,534,903
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (b)	1,700,000	1,742,081
Series 2019 A:
5% 5/15/23 (b)	1,865,000	1,911,166
5% 5/15/24 (b)	705,000	738,078
Series 2020 C, 5% 5/15/24 (b)	500,000	524,393
Series 2022 C, 5% 5/15/25 (b)	1,475,000	1,575,231
Series B, 5% 5/15/24 (b)	1,065,000	1,116,958
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B:
5% 7/1/23 (b)	500,000	513,714
5% 7/1/24 (b)	500,000	523,663
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/23 (b)	1,310,000	1,344,950
Series 2017 D, 5% 5/1/24 (b)	1,000,000	1,046,187
Series 2019 H, 5% 5/1/24 (b)	550,000	577,922
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (b)	3,500,000	3,577,304
Series 2021 B, 5% 3/1/25	375,000	399,785
Vernon Elec. Sys. Rev. Series 2021 A:
4% 10/1/22	1,000,000	1,004,350
5% 10/1/23	1,350,000	1,387,868

TOTAL CALIFORNIA		78,797,716

Colorado - 1.0%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	900,000	903,287
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (a)	595,000	618,438
Denver City & County Arpt. Rev.:
Series 2012 A:
5% 11/15/22 (b)	1,610,000	1,628,322
5% 11/15/23 (b)	500,000	505,629
5% 11/15/24 (b)	1,600,000	1,616,750
Series 2012 B, 5% 11/15/29 (Pre-Refunded to 11/15/22 @ 100)	1,000,000	1,013,063
Series 2013 A, 5% 11/15/22 (b)	800,000	809,016
Series 2013 B, 5% 11/15/22	225,000	227,857
Series 2016 A, 5% 11/15/23	675,000	703,074
Series 2017 A, 5% 11/15/24 (b)	825,000	872,076
Series 2020 A1, 5% 11/15/22	9,250,000	9,367,448
Series 2020 A2, 5% 11/15/22	3,385,000	3,427,980
Series 2020 B1, 5% 11/15/22 (b)	2,230,000	2,255,378
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	195,000	202,756

TOTAL COLORADO		24,151,074

Connecticut - 3.0%
Connecticut Gen. Oblig.:
Series 2013 A:
1.9% 3/1/25 (a)	1,075,000	1,092,371
5% 10/15/22	4,815,000	4,864,039
Series 2016 B:
5% 5/15/23	1,470,000	1,512,140
5% 5/15/25	505,000	544,394
Series 2016 D, 5% 8/15/23	600,000	621,220
Series 2016 E, 5% 10/15/23	1,210,000	1,258,315
Series 2018 F, 5% 9/15/22	5,670,000	5,710,911
Series 2019 A, 5% 4/15/23	3,985,000	4,089,984
Series 2020 B, 5% 1/15/23	1,265,000	1,288,499
Series 2021 D, 5% 7/15/24	1,760,000	1,860,798
Series 2022 A, 3% 1/15/23	6,705,000	6,759,315
Series A:
3% 1/15/23	1,050,000	1,058,506
3% 1/15/24	500,000	507,858
3% 4/15/24	500,000	508,421
4% 1/15/24	465,000	479,273
Series C:
4% 6/1/23	400,000	408,232
5% 12/15/23	735,000	767,579
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (a)	11,800,000	11,426,588
Series 2010 A4, 1.1%, tender 2/11/25 (a)	9,050,000	8,686,523
Series 2014 B, 1.8%, tender 7/1/24 (a)	980,000	966,872
Series 2017 A1, 5%, tender 7/1/22 (a)	3,475,000	3,475,000
Series 2022 L, 5% 7/1/25	450,000	481,278
Series 2022 M, 5% 7/1/23	175,000	179,193
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/23 (b)	690,000	715,129
Series C, 5% 11/15/22	175,000	177,254
(Chesla Loan Prog.):
Series B, 5% 11/15/22 (b)	125,000	126,537
Series C, 5% 11/15/23	225,000	234,430
Connecticut Hsg. Fin. Auth.:
Series A2:
0.25% 11/15/22 (b)	555,000	552,656
0.35% 5/15/23 (b)	250,000	246,955
0.4% 11/15/23 (b)	300,000	293,630
Series C, 5% 5/15/23 (b)	445,000	456,208
Sseries C, 5% 11/15/22 (b)	1,045,000	1,058,230
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 8/1/22	725,000	726,948
Series 2021 C:
5% 1/1/23	4,925,000	5,008,403
5% 1/1/24	1,340,000	1,400,735
Series A:
5% 10/1/22	1,900,000	1,916,447
5% 5/1/23	1,850,000	1,899,973

TOTAL CONNECTICUT		73,360,844

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	580,000	550,465
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	850,000	902,644

TOTAL DELAWARE		1,453,109

District Of Columbia - 0.5%
District of Columbia Gen. Oblig.:
Series 2021 D, 4% 2/1/24	325,000	335,959
Series 2021 E, 5% 2/1/23	5,000,000	5,101,655
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/22	150,000	150,147
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2013 A, 5% 10/1/22 (b)	1,000,000	1,008,194
Series 2019 A, 5% 10/1/22 (b)	220,000	221,803
Series 2020 A:
5% 10/1/22 (b)	3,625,000	3,654,704
5% 10/1/23 (b)	1,910,000	1,974,718

TOTAL DISTRICT OF COLUMBIA		12,447,180

Florida - 2.4%
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (b)	625,000	629,742
Series 2017, 5% 10/1/24 (b)	500,000	526,719
Series 2019 A:
5% 10/1/22 (b)	1,925,000	1,939,605
5% 10/1/23 (b)	1,250,000	1,291,577
Series 2019 B, 5% 10/1/22 (b)	865,000	871,563
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/22 (b)	330,000	330,893
Broward County School District Series 2015, 5% 7/1/22	400,000	400,000
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	5,150,000	5,183,609
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A:
0.3%, tender 7/1/22 (a)(b)	6,025,000	6,025,000
2.9%, tender 4/4/23 (a)(b)	11,000,000	10,999,956
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/22 (b)	870,000	874,646
4% 10/1/22 (Escrowed to Maturity) (b)	200,000	201,223
Series 2016 A:
5% 10/1/22 (b)	305,000	307,351
5% 10/1/22 (Escrowed to Maturity) (b)	465,000	468,946
Series 2019 A, 5% 10/1/22 (b)	4,430,000	4,464,148
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (b)	1,420,000	1,481,549
Series 2018 E, 5% 10/1/23 (b)	225,000	232,905
Series 2022 A:
5% 10/1/24 (b)	2,800,000	2,952,759
5% 10/1/25 (b)	755,000	810,265
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 A, 5% 10/1/22	855,000	862,422
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23 (d)	260,000	270,228
5% 10/1/24 (d)	580,000	615,208
5% 10/1/25 (d)	455,000	492,663
JEA Wtr. & Swr. Sys. Rev. Series A, 5% 10/1/23	895,000	929,803
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (b)	405,000	418,471
5% 10/1/24 (b)	1,530,000	1,606,636
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (b)	2,135,000	2,151,198
5% 10/1/24	895,000	901,159
Series 2020 A, 5% 10/1/23	1,105,000	1,145,200
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/22	890,000	892,463
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.):
Series 2007, 0.32%, tender 11/1/22 (a)	1,200,000	1,195,818
Series 2018, 0.4%, tender 8/1/23 (a)(b)	2,400,000	2,351,049
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (a)	1,500,000	1,401,456
Orange County Health Facilities Auth. Series B, 5% 10/1/22	2,605,000	2,627,487
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	755,000	755,000
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	500,000	531,442
Tampa Hosp. Rev. Series 2016 B, 5% 7/1/22	935,000	935,000

TOTAL FLORIDA		60,075,159

Georgia - 4.3%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	12,025,000	12,014,815
Series 2013, 1.55%, tender 8/19/22 (a)	3,530,000	3,526,251
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	1,300,000	1,292,029
Series 2012 1st, 1.55%, tender 8/19/22 (a)	900,000	899,044
Series 1995, 2.25%, tender 5/25/23 (a)	500,000	497,585
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A:
3% 11/1/22	650,000	652,467
4% 11/1/23	895,000	916,028
5% 1/1/23	2,775,000	2,816,250
5% 1/1/23	1,250,000	1,268,581
Series 2021 A:
5% 1/1/24	335,000	348,474
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	211,685
Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured) (d)	335,000	349,650
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (d)	350,000	371,595
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured) (d)	365,000	394,704
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/23	2,050,000	2,065,492
Griffin-Spalding County Hosp. (WellStar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	250,000	255,977
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	6,305,000	6,415,460
Series 2018 B, 1 month U.S. LIBOR + 0.750% 1.461%, tender 9/1/23 (a)(e)	25,095,000	24,914,002
Series 2018 C, 4%, tender 12/1/23 (a)	2,490,000	2,540,237
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 1.48%, tender 12/1/23 (a)(e)	40,430,000	40,244,265
Series 2019 B, 4%, tender 12/2/24 (a)	2,030,000	2,087,087
Series 2018 A, 4% 3/1/23	720,000	728,672
Series 2022 A, 4% 12/1/25	1,260,000	1,281,867
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/23	565,000	578,467
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) Series 2021, 5% 10/1/22	300,000	302,305

TOTAL GEORGIA		106,972,989

Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/22 (d)	905,000	910,741
5% 10/1/23 (d)	1,545,000	1,589,098
5% 10/1/24 (d)	1,235,000	1,288,510
5% 10/1/25 (d)	1,545,000	1,630,854

TOTAL GUAM		5,419,203

Hawaii - 0.0%
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/22 (b)	750,000	751,688
Illinois - 3.8%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/23	200,000	198,016
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C:
5% 12/1/22	1,320,000	1,338,558
5% 12/1/23	1,380,000	1,438,801
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 A, 5% 1/1/23 (b)	4,535,000	4,599,738
Chicago Park District Gen. Oblig.:
Series 2014 B, 5% 1/1/24	615,000	638,726
Series 2021 D:
4% 1/1/23	375,000	378,703
4% 1/1/24	100,000	102,403
Series 2021 E, 4% 1/1/24	1,340,000	1,372,201
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/23	550,000	564,730
5% 6/1/24	625,000	655,569
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/22	1,770,000	1,792,539
Series 2021 A:
5% 11/15/22	1,400,000	1,417,827
5% 11/15/23	390,000	406,274
5% 11/15/24	450,000	476,316
Series 2021 B:
4% 11/15/22	2,240,000	2,260,493
4% 11/15/23	1,560,000	1,604,237
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (a)(b)	3,600,000	3,577,348
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24 (d)	160,000	164,798
Illinois Fin. Auth. Rev.:
Bonds Series 2017 B, 5%, tender 12/15/22 (a)	1,000,000	1,014,282
Series 2019, 5% 9/1/22	225,000	226,040
Illinois Gen. Oblig.:
Series 2013 A, 5% 4/1/24	1,705,000	1,739,670
Series 2013:
5% 7/1/22	490,000	490,000
5% 7/1/23	3,265,000	3,342,763
Series 2017 D:
5% 11/1/22	4,400,000	4,439,875
5% 11/1/23	5,300,000	5,460,813
Series 2021 A, 5% 3/1/23	230,000	233,862
Series 2021 B, 5% 3/1/23	275,000	279,618
Series 2021 C, 4% 3/1/23	6,960,000	7,031,910
Series 2022 A, 5% 3/1/23	1,060,000	1,077,799
Series 2022 B:
5% 3/1/24	4,105,000	4,253,315
5% 3/1/25	8,270,000	8,690,087
5% 3/1/26	6,060,000	6,442,279
Series 2022 D1, 5% 3/1/23	1,210,000	1,230,318
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	280,000	284,980
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/23	595,000	613,691
Illinois Sales Tax Rev.:
Series 2021 A:
4% 6/15/23	6,065,000	6,147,124
4% 6/15/24	3,195,000	3,263,680
Series 2021 C, 5% 6/15/25	270,000	284,541
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/22	3,875,000	3,929,480
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	1,470,000	1,501,671
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/24	1,870,000	1,858,534
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	6,220,000	6,376,375
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	630,000	643,787
Univ. of Illinois Rev. Series 2013 A, 5% 4/1/25	250,000	254,842
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (Assured Guaranty Muni. Corp. Insured)	600,000	606,539

TOTAL ILLINOIS		94,705,152

Indiana - 0.6%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/3/22 (a)(b)	400,000	398,305
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (b)	1,660,000	1,685,247
Series 2021 A, 5% 6/1/23	610,000	627,898
Purdue Univ. Rev.:
Series 2020 EE, 5% 7/1/22	475,000	475,000
Series CC, 5% 7/1/22	575,000	575,000
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	3,255,000	3,281,521
Series 2016 A, 5%, tender 3/1/23 (a)(b)	8,700,000	8,832,839

TOTAL INDIANA		15,875,810

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	524,156
Kentucky - 0.9%
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A:
3% 9/1/22	500,000	501,235
5% 9/1/22	3,750,000	3,770,846
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	1,000,000	1,062,099
Kentucky State Property & Buildings Commission Rev.:
Series 2016 B, 5% 11/1/23	1,445,000	1,499,020
Series 2017, 5% 4/1/23	1,390,000	1,422,715
Series 2018, 5% 5/1/23	3,545,000	3,636,633
Series A:
5% 10/1/22	1,025,000	1,033,524
5% 8/1/23	625,000	645,411
5% 11/1/23	1,030,000	1,068,506
Series B:
5% 8/1/22	930,000	932,402
5% 11/1/22	1,955,000	1,976,695
5% 8/1/23	4,100,000	4,233,894
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (a)	585,000	592,799
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (a)	1,000,000	1,030,893

TOTAL KENTUCKY		23,406,672

Louisiana - 0.6%
Louisiana Gen. Oblig. Series 2020 A, 5% 3/1/23	835,000	853,720
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	8,040,000	7,944,543
State of Louisiana Grant Anticipation Rev. Series 2021, 5% 9/1/22	4,400,000	4,425,857
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	2,700,000	2,759,139

TOTAL LOUISIANA		15,983,259

Maryland - 0.2%
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	550,000	588,546
Series 2022 B, 5% 12/1/23 (d)	635,000	656,848
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,170,089
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A:
5% 6/1/24	730,000	767,662
5% 6/1/25	905,000	971,484

TOTAL MARYLAND		4,154,629

Massachusetts - 2.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	3,200,000	3,247,883
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2019 DD 1, 5%, tender 4/1/24 (a)	1,070,000	1,107,457
Series 2019 DD 2, 5%, tender 4/1/24 (a)	2,295,000	2,375,339
Series S3, SIFMA Municipal Swap Index + 0.500% 1.41%, tender 7/7/22 (a)(e)	7,400,000	7,368,841
Series 2014 M4, 5% 7/1/22	735,000	735,000
Series 2018 R, 5% 10/1/22	160,000	161,350
Series 2020 A, 5% 10/1/22	905,000	913,054
Series 2021 I, 5% 10/1/24	900,000	946,686
Massachusetts Edl. Fing. Auth. Rev.:
Series 2015 A, 5% 1/1/24 (b)	18,160,000	18,760,642
Series 2018 B, 5% 7/1/23 (b)	450,000	462,343
Series 2020 C, 5% 7/1/24 (b)	600,000	627,800
Series 2022 B:
5% 7/1/24 (b)	525,000	549,013
5% 7/1/25 (b)	1,125,000	1,191,538
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	24,925,000	25,973,385
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	2,660,000	2,735,603

TOTAL MASSACHUSETTS		67,155,934

Michigan - 1.4%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	855,000	855,000
Imlay City Cmnty. School District Series 2020 I, 4% 5/1/23	555,000	565,527
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	1,895,000	1,954,966
Bonds Series 2019 B, 3.5%, tender 11/15/22 (a)	7,325,000	7,362,406
Series 2014 25A, 5% 11/1/22 (b)	1,950,000	1,971,640
Series 2015 D1:
0.25% 10/15/22	540,000	537,474
0.4% 10/15/23	450,000	437,819
0.55% 10/15/24	700,000	672,759
Series 2022:
5% 4/15/25	2,840,000	3,048,982
5% 4/15/26	4,735,000	5,183,088
Michigan Gen. Oblig. Series 2016, 5% 3/15/24	500,000	525,257
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A:
1.95% 12/1/23	975,000	973,759
2.5% 6/1/25	1,215,000	1,211,002
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/23	345,000	351,957
5% 3/1/24	175,000	182,976
5% 3/1/25	200,000	212,581
Series 2022 B:
5% 3/1/24 (d)	350,000	359,964
5% 3/1/25 (d)	1,185,000	1,239,520
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	900,000	924,012
Walled Lake Consolidated School District Series 2022, 4% 5/1/23	1,670,000	1,701,677
Wayne County Arpt. Auth. Rev. Series 2011 A:
4.125% 12/1/22 (Assured Guaranty Muni. Corp. Insured) (b)	1,200,000	1,201,760
5% 12/1/22 (b)	3,545,000	3,552,312

TOTAL MICHIGAN		35,026,438

Minnesota - 0.1%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2016 B, 5% 1/1/23	1,400,000	1,423,087
Minnesota Hsg. Fin. Agcy. Series H:
0.6% 7/1/23 (b)	225,000	222,102
0.7% 7/1/24 (b)	200,000	193,721

TOTAL MINNESOTA		1,838,910

Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Series 2019:
4% 2/1/23	1,060,000	1,070,727
4% 8/1/23	1,170,000	1,189,095
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2017, 5% 7/1/23	825,000	850,092
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (a)	1,950,000	1,919,251
Series 2017 B, 5% 1/1/25	650,000	694,630

TOTAL NEBRASKA		5,723,795

Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2019 D, 5% 7/1/22	800,000	800,000
Series 2021 B, 5% 7/1/24 (b)	1,870,000	1,958,499
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	1,570,000	1,563,051
Clark County School District:
Series 2016 D, 5% 6/15/23	2,715,000	2,797,397
Series 2016 F, 4% 6/15/24	500,000	500,807
Series 2020 A, 3% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	500,000	511,040
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 2.35%, tender 12/1/22 (a)(b)(c)	2,000,000	2,001,212
Series 2020 A, 0.85%, tender 1/26/23 (a)(b)(c)	7,100,000	7,005,332

TOTAL NEVADA		17,137,338

New Hampshire - 0.0%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/23	405,000	419,005
New Jersey - 4.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/22 (Assured Guaranty Muni. Corp. Insured)	1,645,000	1,635,695
Hudson County Gen. Oblig. Series 2020, 2% 11/15/22	10,000,000	10,009,687
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/22	3,655,000	3,697,235
Series 2012 II, 5% 3/1/23	1,535,000	1,540,877
Series 2013:
5% 3/1/23	1,290,000	1,317,637
5% 3/1/24	15,560,000	15,856,930
Series 2014 UU, 5% 6/15/23	675,000	694,391
Series 2015 XX:
4% 6/15/24	1,345,000	1,379,131
5% 6/15/23	825,000	848,700
5% 6/15/24	500,000	522,586
Series 2016 AAA, 5% 6/15/23	625,000	642,955
Series 2018 FFF, 5% 6/15/23	500,000	514,364
Series 2019, 5.25% 9/1/24 (c)	7,700,000	8,040,261
New Jersey Edl. Facility Series 2016 C, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,050,907
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/23	11,190,000	11,394,871
5% 6/1/24	1,080,000	1,134,683
5% 6/1/25	500,000	534,406
Series 2021, 2% 6/1/25	1,585,000	1,549,407
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (b)	1,385,000	1,398,920
Series 2014 A1 1, 5% 12/1/22 (b)	1,150,000	1,165,366
Series 2016 1A:
5% 12/1/22 (b)	3,500,000	3,547,053
5% 12/1/23 (b)	3,500,000	3,629,307
5% 12/1/24 (b)	4,400,000	4,635,055
Series 2017 1A, 5% 12/1/22 (b)	300,000	304,156
Series 2019 A:
5% 12/1/22	705,000	714,622
5% 12/1/24	555,000	589,183
Series 2020:
5% 12/1/22 (b)	1,550,000	1,570,838
5% 12/1/22 (b)	685,000	693,788
5% 12/1/24 (b)	1,100,000	1,158,501
Series 2021 A, 5% 12/1/24 (b)	330,000	347,629
Series 2022 A:
5% 12/1/24 (b)	430,000	453,074
5% 12/1/25 (b)	550,000	589,129
Series 2022 B:
5% 12/1/24 (b)	885,000	931,009
5% 12/1/25 (b)	2,625,000	2,795,912
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	1,815,000	1,775,334
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	2,960,000	3,022,361
5% 6/1/24	2,400,000	2,486,554
5% 6/1/25	1,565,000	1,642,496
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	410,000	416,823
Series 2006 A, 5.5% 12/15/22 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,271,787
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	160,000	148,925
Series 2010 D, 5.25% 12/15/23	820,000	855,660
Series 2014 AA, 5% 6/15/23	2,850,000	2,931,873
Series 2016 A1, 5% 6/15/24	975,000	1,023,593
Series 2016 A2, 5% 6/15/23	1,000,000	1,027,585
Series 2018 A:
5% 6/15/23	3,240,000	3,329,376
5% 6/15/24	1,205,000	1,265,056
Series 2022 AA, 5% 6/15/24	1,090,000	1,139,238
Series A, 5.25% 12/15/23	350,000	365,221
Rutgers State Univ. Rev. Series 2018 N, 4% 5/1/23	700,000	713,220

TOTAL NEW JERSEY		110,303,367

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (b)	2,040,000	2,106,344
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A, 4% 11/1/22	675,000	679,608

TOTAL NEW MEXICO		2,785,952

New York - 1.6%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/22 (b)	1,000,000	1,013,296
Dorm. Auth. New York Univ. Rev. Series 2012 B, 5% 7/1/30 (Pre-Refunded to 7/1/22 @ 100)	500,000	500,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/22	1,390,000	1,398,213
Series 2017, 5% 9/1/22 (Escrowed to Maturity)	500,000	502,915
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (a)	7,810,000	7,496,047
New York City Gen. Oblig.:
Series 1, 5% 8/1/23	5,060,000	5,238,965
Series 2013 D, 5% 8/1/23	475,000	484,440
Series 2015 B, 5% 8/1/23	430,000	445,209
Series 2019 E, 5% 8/1/23	685,000	709,227
Series 2021 F1:
3% 3/1/23	300,000	302,928
5% 3/1/23	545,000	557,399
Series A, 5% 8/1/23	2,155,000	2,231,219
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 5% 1/1/24 (Assured Guaranty Corp. Insured)	675,000	701,948
Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	600,000	644,540
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016 A, 5% 11/15/22	1,000,000	1,012,666
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/23	1,875,000	1,894,377
Series 2015 A1, 5% 11/15/22	1,910,000	1,932,177
Series 2015 F, 5% 11/15/22	1,720,000	1,739,971
Series 2016 A2, 5% 11/15/22	455,000	460,283
Series 2017 B, 5% 11/15/22	1,000,000	1,011,611
Series 2017 C1, 5% 11/15/25	1,045,000	1,109,660
Series 2017 D, 5% 11/15/23	790,000	817,681
Series 2020 A, 5% 2/1/23	4,765,000	4,846,091
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/23	215,000	218,343
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	285,000	289,495
Series 2018 A, 5% 3/15/23 (Escrowed to Maturity)	710,000	727,206
New York State Urban Dev. Corp. Series 2020 C, 5% 3/15/23	515,000	527,465
Onondaga Civic Dev. Corp. (St. Joseph's Hosp. Health Ctr. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	875,000	875,000
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/24 (b)	770,000	803,391

TOTAL NEW YORK		40,491,763

New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/24 (b)	1,990,000	2,083,730
Series 189, 5% 5/1/23	280,000	287,820
Series 2013:
5% 12/1/22 (b)	6,515,000	6,598,580
5% 12/1/22	235,000	238,449
Series 2014 185, 5% 9/1/22 (b)	600,000	603,107
Series 2015 194, 5% 10/15/23	500,000	520,612
Series 202, 5% 10/15/22 (b)	1,250,000	1,261,319
Series 2021 226:
5% 10/15/22 (b)	2,875,000	2,901,034
5% 10/15/23 (b)	3,450,000	3,572,179
Series 207, 5% 9/15/23 (b)	870,000	899,095
Series 223:
5% 7/15/23 (b)	2,750,000	2,830,831
5% 7/15/24 (b)	3,250,000	3,418,233

TOTAL NEW YORK AND NEW JERSEY		25,214,989

North Carolina - 0.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (a)	2,525,000	2,681,259
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	435,000	444,319
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	2,860,000	2,861,707
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (a)	1,395,000	1,513,306

TOTAL NORTH CAROLINA		7,500,591

Ohio - 0.4%
Allen County Hosp. Facilities Rev. Series 2017 A, 5% 8/1/22	865,000	867,234
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	980,000	1,007,325
Miami Univ. Series 2022 A, 5% 9/1/23	915,000	948,494
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	200,000	210,009
Ohio Gen. Oblig. Series 2021 A:
5% 3/1/23	510,000	521,705
5% 3/1/23	1,000,000	1,022,950
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	1,350,000	1,369,368
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	460,000	466,260
Series A, 5% 12/1/22	520,000	527,418
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/23	830,000	843,482
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25 (d)	1,840,000	1,943,071
Univ. of Cincinnati Gen. Receipts Series 2012 C, 5% 6/1/23 (Pre-Refunded to 12/1/22 @ 100)	465,000	471,576

TOTAL OHIO		10,198,892

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/22	450,000	451,701
Univ. of Oklahoma Gen. Rev. Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,190,000	1,226,193

TOTAL OKLAHOMA		1,677,894

Oregon - 0.9%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 3%, tender 5/1/23 (a)(b)	8,100,000	8,126,317
Series 2003 A, 3%, tender 5/1/23 (a)(b)	9,950,000	10,016,160
Port of Portland Arpt. Rev.:
Series 2022:
5% 7/1/24 (b)	2,000,000	2,094,651
5% 7/1/25 (b)	1,310,000	1,396,770
Series 24B, 5% 7/1/23 (b)	1,095,000	1,126,449

TOTAL OREGON		22,760,347

Pennsylvania - 1.5%
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (a)(b)	3,200,000	3,209,135
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	890,000	919,354
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,925,000	1,923,542
Series B, 1.8%, tender 8/15/22 (a)	5,040,000	5,037,221
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2021 A:
4% 10/15/23	700,000	716,199
4% 10/15/24	850,000	873,587
Series 2022 A:
5% 2/15/25	160,000	168,886
5% 2/15/26	200,000	214,311
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/24	1,250,000	1,303,967
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B2, 0.3%, tender 7/15/22 (a)(b)	3,100,000	3,098,501
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (a)(b)	900,000	839,026
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 1.31%, tender 6/3/24 (a)(b)(e)	2,845,000	2,747,114
Series 2011, 2.15%, tender 7/1/24 (a)(b)	850,000	828,614
Pennsylvania Gen. Oblig. Series 2016, 5% 2/1/23	975,000	994,653
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/23 (b)	330,000	337,521
5% 4/1/24 (b)	230,000	240,251
5% 4/1/25 (b)	380,000	403,784
Series 2021 137:
0.2% 10/1/22	550,000	548,314
0.4% 4/1/23	285,000	281,927
Series 2022 138:
5% 4/1/23	840,000	860,398
5% 10/1/23	1,135,000	1,179,135
5% 4/1/24	1,060,000	1,113,741
5% 10/1/24	1,970,000	2,090,767
5% 10/1/25	1,100,000	1,188,344
Pennsylvania Tpk. Commission Tpk. Rev. Series 2012 A, 5% 12/1/23	800,000	810,241
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/22 (b)	1,500,000	1,500,000
5% 7/1/23 (b)	700,000	719,200
Series 2020 C, 5% 7/1/22 (b)	1,755,000	1,755,000
Series 2021, 5% 7/1/24 (b)	945,000	987,849
Philadelphia Gas Works Rev. Series 15, 5% 8/1/23	780,000	804,629

TOTAL PENNSYLVANIA		37,695,211

South Carolina - 1.1%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	24,205,000	24,647,985
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	1,000,000	1,029,717
South Carolina Pub. Svc. Auth. Rev. Series 2015 C, 5% 12/1/22	1,560,000	1,581,869
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	410,000	419,737

TOTAL SOUTH CAROLINA		27,679,308

Tennessee - 1.0%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	900,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/22 (b)	700,000	700,000
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (a)(b)	900,000	839,026
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 5% 7/1/23 (b)	680,000	699,327
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	21,250,000	22,164,987

TOTAL TENNESSEE		25,303,340

Texas - 3.1%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (b)	1,200,000	1,213,218
Series 2019:
5% 11/15/22 (b)	3,125,000	3,159,422
5% 11/15/23 (b)	655,000	678,111
5% 11/15/24 (b)	500,000	527,941
Series 2022, 5% 11/15/25 (b)	1,910,000	2,052,092
Austin Wtr. & Wastewtr. Sys. Rev. Series 2015 A, 5% 11/15/22	500,000	506,513
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/22	500,000	500,527
Crandall Independent School District Series 2021 A, 0% 8/15/24	765,000	726,801
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/23 (b)	10,750,000	11,120,436
Series 2020 B, 5% 11/1/22	1,035,000	1,046,824
El Paso Gen. Oblig.:
Series 2021 B:
5% 8/15/22	210,000	210,868
5% 8/15/23	300,000	310,644
Series 2021 C:
5% 8/15/22	735,000	738,037
5% 8/15/23	335,000	346,886
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2019 B, 5%, tender 9/1/22 (a)	2,385,000	2,419,866
Series 2014 A, 5% 12/1/22	505,000	512,058
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (b)	825,000	825,000
Houston Independent School District Series 2016 A, 5% 2/15/23	725,000	740,304
Love Field Arpt. Modernization Rev. Series 2021:
5% 11/1/22 (b)	320,000	323,185
5% 11/1/23 (b)	2,330,000	2,410,290
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/24	1,080,000	1,135,723
Series 2018, 5% 5/15/24	2,095,000	2,203,093
Series 2019, 5% 5/15/23	1,335,000	1,370,480
Series 2020:
5% 5/15/23	385,000	395,232
5% 5/15/25	570,000	611,182
Series 2021 A, 5% 5/15/23	1,190,000	1,221,627
Series 2015 B, 5% 5/15/23	1,000,000	1,026,577
Series 2020:
5% 5/15/23	1,500,000	1,539,866
5% 5/15/24	760,000	799,213
Series 2022, 5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	1,630,000	1,714,101
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2018, 1.285%, tender 7/1/24 (a)(b)	6,835,000	6,585,984
Series 2020 B, 2.1%, tender 9/1/22 (a)(b)	15,100,000	15,099,082
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/24	630,000	657,702
5% 1/1/24 (Escrowed to Maturity)	310,000	324,424
Series 2017 A, 5% 1/1/24	1,865,000	1,894,024
Series 2021 B, 5% 1/1/26	1,150,000	1,248,140
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	600,000	643,829
Port of Houston Auth. Series 2021:
5% 10/1/22	1,750,000	1,765,617
5% 10/1/23	440,000	457,386
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (b)	560,000	560,000
5% 7/1/22 (b)	545,000	545,000
5% 7/1/23 (b)	445,000	456,985
5% 7/1/23 (b)	400,000	410,773
San Antonio Elec. & Gas Sys. Rev. Series 2022, 5% 2/1/26	905,000	985,632
Wylie Independent School District Series 2020 A, 0% 8/15/23	2,985,000	2,919,406

TOTAL TEXAS		76,940,101

Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/22 (Escrowed to Maturity)	625,000	625,000
Salt Lake City Arpt. Rev. Series 2021 A:
5% 7/1/24 (b)	1,000,000	1,047,326
5% 7/1/25 (b)	1,325,000	1,412,764
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (a)	970,000	1,013,202

TOTAL UTAH		4,098,292

Virginia - 0.8%
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3%, tender 5/1/23 (a)(b)	9,460,000	9,490,736
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 3%, tender 5/1/23 (a)(b)	8,000,000	8,025,992
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	1,795,000	1,732,711
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	1,100,000	1,091,792

TOTAL VIRGINIA		20,341,231

Washington - 0.6%
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/22 (b)	900,000	907,594
Series 2018 B, 5% 5/1/24 (b)	875,000	911,428
Series 2019:
5% 4/1/24 (b)	760,000	790,568
5% 4/1/25 (b)	525,000	555,290
Series 2021 C:
5% 8/1/23 (b)	2,640,000	2,713,399
5% 8/1/24 (b)	2,795,000	2,923,324
Series 2021:
5% 9/1/23 (b)	2,100,000	2,170,741
5% 9/1/24 (b)	2,220,000	2,340,627
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	845,000	865,322
Washington Gen. Oblig. Series R 2013 A, 5% 7/1/24	600,000	600,000
Washington Health Care Facilities Auth. Rev. Series 2015 B, 4% 8/15/22	525,000	526,572

TOTAL WASHINGTON		15,304,865

West Virginia - 0.7%
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	17,005,000	17,018,965
Wisconsin - 0.7%
Milwaukee County Arpt. Rev. Series 2016 A, 5% 12/1/22 (b)	1,820,000	1,843,348
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 2%, tender 8/1/22 (a)(b)	7,450,000	7,449,688
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022:
5% 10/1/23 (d)	1,010,000	1,046,174
5% 10/1/24 (d)	4,465,000	4,701,585
5% 10/1/25 (d)	920,000	986,073
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (a)	305,000	292,727

TOTAL WISCONSIN		16,319,595

Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3, 5% 12/1/22 (b)	1,195,000	1,210,820
TOTAL MUNICIPAL BONDS
(Cost $1,176,187,284)		1,159,824,653

Municipal Notes - 46.9%
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.19% 7/7/22, VRDN (a)(b)	1,760,000	$1,760,000
Arizona - 1.5%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater MIZ 90 88, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	21,000,000	21,000,000
Series XF 10 91, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	2,000,000	2,000,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,500,000	1,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series 2018 XM 06 15, 1.1% 7/7/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(h)	1,600,000	1,600,000
Series XM 08 23, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	5,100,000	5,100,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	5,040,000	5,040,000

TOTAL ARIZONA		36,240,000

Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.19% 7/7/22, VRDN (a)(b)	2,600,000	2,600,000
Lowell Ark Indl. Dev. Series 2006, 1.05% 7/7/22, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,830,000	2,830,000

TOTAL ARKANSAS		5,430,000

California - 6.5%
California HFA Rev. Participating VRDN Series Floater MIZ 90 97, 1.16% 7/7/22, LOC Mizuho Cap. Markets LLC (a)(f)(h)	2,905,000	2,905,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 82, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	16,750,000	16,750,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2004 I, 0.21% tender 7/13/22, CP mode	9,000,000	8,997,593
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)(h)	5,780,000	5,780,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 1.11% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(b)(f)(h)	24,100,000	24,100,000
Series 2022 MIZ 90 90, 1.11% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(b)(f)(h)	23,200,000	23,200,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	9,700,000	9,700,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters XM 06 75, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	3,400,000	3,400,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)(h)	11,800,000	11,800,000
Series MIZ 90 63, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	23,330,000	23,330,000
Series MIZ 90 95, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(h)	27,100,000	27,100,000
San Jose Int. Arpt. Rev. Participating VRDN Series XF 29 98, 1.03% 7/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)(h)	3,400,000	3,400,000

TOTAL CALIFORNIA		160,462,593

Colorado - 1.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.26% 7/7/22, LOC Deutsche Bank AG, VRDN (a)	1,735,000	1,735,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	14,330,000	14,330,000
Series Floaters XM 07 15, 1.06% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	21,585,000	21,585,000
Series XM 10 20, 1.06% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	4,265,000	4,265,000

TOTAL COLORADO		42,215,000

Delaware, New Jersey - 0.4%
Delaware River & Bay Auth. Rev. Participating VRDN Series XF 08 18, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	11,200,000	11,200,000
Florida - 3.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XX 12 21, 1.05% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	2,700,000	2,700,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series XL 01 36, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	6,330,000	6,330,000
Series XM 08 95, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	1,800,000	1,800,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters XF 05 77, 1.1% 7/7/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(h)	6,665,000	6,665,000
Series XM 08 91, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	8,700,000	8,700,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 1.21% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	8,390,000	8,390,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN:
Series Floater MIZ 90 87, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	1,900,000	1,900,000
Series MIZ 90 72, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	800,000	800,000
Miami-Dade County Participating VRDN:
Series XF 29 47, 1.01% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(h)	6,800,000	6,800,000
Series XF 29 48, 1.03% 7/7/22 (Liquidity Facility Citibank NA) (a)(f)(h)	10,000,000	10,000,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	4,465,000	4,465,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series 2021 XF 12 61, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	2,160,000	2,160,000
Orange County Health Facilities Auth. Participating VRDN Series XL 02 77, 1.06% 7/7/22 (Liquidity Facility Bank of America NA) (a)(f)(h)	6,355,000	6,355,000
Sarasota County Pub. Hosp. District Hosp. Rev. Participating VRDN Series XL 02 75, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	7,000,000	7,000,000
Tampa Hosp. Rev. Participating VRDN:
Series XM 08 85, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	7,625,000	7,625,000
Series XM 08 86, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	6,300,000	6,300,000

TOTAL FLORIDA		87,990,000

Georgia - 0.1%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 1.08% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	900,000	900,000
Gwinnett County Dev. Auth. Indl. Dev. Rev. Series 2007, 1.07% 7/7/22, LOC Truist Bank, VRDN (a)(b)	510,000	510,000

TOTAL GEORGIA		1,410,000

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XF 07 65, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	6,980,000	6,980,000
Series XG 03 86, 0% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	9,600,000	9,600,000

TOTAL HAWAII		16,580,000

Illinois - 3.9%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 1.07% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(h)	14,325,000	14,325,000
Series XM 08 79, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	4,900,000	4,900,000
Series XM 08 84, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	4,900,000	4,900,000
Series XM 09 17, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	7,420,000	7,420,000
Series XM 09 18, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	4,900,000	4,900,000
Chicago Park District Gen. Oblig. Participating VRDN Series 2021 XX 11 68, 1.01% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	1,000,000	1,000,000
Chicago Transit Auth. Participating VRDN:
Series XM 09 03, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	615,000	615,000
Series XM 09 05, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	2,700,000	2,700,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	10,015,000	10,015,000
Cook County Sales Tax Rev. Participating VRDN Series 2019 XM 07 28, 1.01% 7/7/22 (Liquidity Facility UBS AG) (a)(f)(h)	6,670,000	6,670,000
Deutsche Spears/Lifers Trust Participating VRDN Series 2016 XG 00 93, 1.11% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	5,500,000	5,500,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 1.06% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	12,810,000	12,810,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 87, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	6,535,000	6,535,000
Metropolitan Pier & Exposition Participating VRDN:
Series 2021 XF 12 23, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,645,000	1,645,000
Series XF 09 65, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	12,357,000	12,357,000

TOTAL ILLINOIS		96,292,000

Indiana - 0.2%
Lucky Heights Tc, Lp Participating VRDN Series XF 11 41, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	4,300,000	4,300,000
Kentucky - 3.1%
Hopkinsville Indl. Bldg. Rev. Series 2006, 1.07% 7/7/22, LOC Truist Bank, VRDN (a)(b)	640,000	640,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	2,710,000	2,710,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	8,300,000	8,300,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	800,000	800,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 1.12% 7/1/22, VRDN (a)(b)	18,200,000	18,200,000
Series 2020 B1, 1.12% 7/1/22, VRDN (a)(b)	45,520,000	45,520,000

TOTAL KENTUCKY		76,170,000

Louisiana - 0.8%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	1,400,000	1,400,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.15% 7/7/22, VRDN (a)	18,000,000	18,000,000

TOTAL LOUISIANA		19,400,000

Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 98, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,600,000	1,600,000
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series XM 09 99, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	6,300,000	6,300,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.11% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	8,600,000	8,600,000
Massachusetts Port Auth. Rev. Participating VRDN Series XM 08 51, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	11,050,000	11,050,000

TOTAL MASSACHUSETTS		25,950,000

Michigan - 0.7%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	13,675,000	13,675,000
Michigan Bldg. Auth. Rev. Series 2020 III, 1% 8/1/23, VRDN (a)	3,500,000	3,500,000

TOTAL MICHIGAN		17,175,000

Minnesota - 0.2%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	1,600,000	1,600,000
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	2,000,000	2,000,000
Minnesota Rural Wtr. Fin. Auth. BAN Series 2021 B, 0.3% 8/1/22	1,200,000	1,198,315

TOTAL MINNESOTA		4,798,315

Missouri - 1.1%
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	1,500,000	1,500,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	500,000	500,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	11,295,000	11,295,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 1.03% 7/7/22 (Liquidity Facility Royal Bank of Canada) (a)(f)(h)	10,895,000	10,895,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XL 02 58, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	3,525,000	3,525,000

TOTAL MISSOURI		27,715,000

Montana - 0.1%
Cascade County Indl. Dev. Rev. Series 2007, 1.1% 7/7/22, LOC Wells Fargo Bank NA, VRDN (a)(b)	865,000	865,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	1,110,000	1,110,000

TOTAL MONTANA		1,975,000

Nebraska - 0.3%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 09 64, 1.09% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,000,000	1,000,000
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.19% 7/7/22, VRDN (a)(b)	5,600,000	5,600,000
Series 1998, 1.19% 7/7/22, VRDN (a)(b)	125,000	125,000

TOTAL NEBRASKA		6,725,000

Nevada - 0.3%
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	8,600,000	8,600,000
New Jersey - 1.2%
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 1.08% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	3,750,000	3,750,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Floaters ZM 05 66, 1.05% 7/7/22 (Liquidity Facility Royal Bank of Canada) (a)(f)(h)	3,565,000	3,565,000
Series XM 09 12, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,700,000	1,700,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 1.08% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	2,900,000	2,900,000
Series XM 09 29, 1.08% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,600,000	1,600,000
Newark Gen. Oblig. BAN Series 2021 C, 1.25% 7/25/22	1,100,000	1,100,015
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22	2,000,000	2,000,026
Springfield Township Gen. Oblig. BAN Series 2021, 2% 7/29/22	6,300,000	6,302,552
West Orange Gen. Oblig. BAN Series 2021, 2% 11/11/22	8,100,000	8,109,692

TOTAL NEW JERSEY		31,027,285

New York - 6.1%
Connetquot Central School District BAN Series 2021, 1.25% 7/27/22	800,000	799,824
Hempstead Union Free School District BAN Series 2021 A, 1.5% 11/30/22	11,700,000	11,694,289
New York Dorm. Auth. Rev. Participating VRDN Series XF 13 28, 1.08% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	5,450,000	5,450,000
New York Liberty Dev. Corp. Participating VRDN:
Series XF 12 42, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	26,115,000	26,115,000
Series XM 08 44, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	8,165,000	8,165,000
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2019 D1, 5% 9/1/22	66,505,000	66,862,378
Participating VRDN:
Series XF 13 21, 1.09% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	6,900,000	6,900,000
Series XM 09 35, 1.09% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,590,000	1,590,000
Series ZF 02 18, 1.09% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	8,100,000	8,100,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XM 08 30, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	4,200,000	4,200,000
Series XM 08 31, 1.08% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	3,650,000	3,650,000
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 1.03% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(h)	700,000	700,000
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	2,400,000	2,400,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series RBC 16 ZM 0138, 1.02% 7/7/22 (Liquidity Facility Royal Bank of Canada) (a)(f)(h)	5,000,000	5,000,000

TOTAL NEW YORK		151,626,491

North Carolina - 1.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.07% 7/7/22, VRDN (a)(b)	29,600,000	29,600,000
Ohio - 0.6%
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	12,200,000	12,200,000
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22	3,100,000	3,098,728

TOTAL OHIO		15,298,728

Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 1.24% 7/7/22, VRDN (a)	12,115,000	12,115,000
Oregon - 0.4%
Oregon Facilities Auth. Rev. Participating VRDN Series XL 02 66, 1.03% 7/7/22 (Liquidity Facility Bank of America NA) (a)(f)(h)	3,700,000	3,700,000
Oregon St Hsg. & Cmnty. Svcs. Dep Participating VRDN Series 2021 XF 11 23, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	5,800,000	5,800,000

TOTAL OREGON		9,500,000

Pennsylvania - 1.0%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)(h)	6,000,000	6,000,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	10,540,000	10,540,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	2,430,000	2,430,000
Series 2017 B, 1.21% 7/7/25, VRDN (a)	5,250,000	5,250,000

TOTAL PENNSYLVANIA		24,220,000

South Carolina - 0.8%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.19% 7/7/22, VRDN (a)(b)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 1.06% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(h)	3,100,000	3,100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2021 XF 12 43, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	970,000	970,000
Series 2021 XL 01 85, 1.06% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	1,190,000	1,190,000
Series Floaters XM 03 84, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	8,800,000	8,800,000
Series XL 01 54, 1.06% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	2,810,000	2,810,000
Series YX 11 57, 1.06% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	1,390,000	1,390,000

TOTAL SOUTH CAROLINA		19,460,000

South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 97, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	13,720,000	13,720,000
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	9,800,000	9,800,000
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2022 ZF 29 74, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	5,000,000	5,000,000

TOTAL TENNESSEE		14,800,000

Texas - 4.9%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN:
Series XF 11 02, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	2,000,000	2,000,000
Series XF 11 19, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	3,500,000	3,500,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	7,980,000	7,980,000
Hurst Participating VRDN Series XF 10 94, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	3,780,000	3,780,000
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 1.1% 7/7/22, LOC Wells Fargo Bank NA, VRDN (a)(b)	445,000	445,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	1,100,000	1,100,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 25, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	2,205,000	2,205,000
Series XF 12 21, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,865,000	1,865,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 1.07% 7/7/22, VRDN (a)(b)	89,185,000	89,185,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	2,900,000	2,900,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 1.1% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	4,100,000	4,100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	3,300,000	3,300,000

TOTAL TEXAS		122,360,000

Utah - 1.5%
Roers Salt Lake City Apt. Participating VRDN Series XF 11 38, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	3,200,000	3,200,000
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	11,200,000	11,200,000
Series Floaters XM 06 99, 1.08% 7/7/22 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(h)	8,300,000	8,300,000
Series XM 08 82, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	2,700,000	2,700,000
Series ZF 29 76, 1.11% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	4,600,000	4,600,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	8,300,000	8,300,000

TOTAL UTAH		38,300,000

Washington - 0.7%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) Series 2008, 1.1% 7/7/22, LOC KeyBank NA, VRDN (a)	1,000,000	1,000,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters ZM 06 79, 1.21% 7/7/22 (Liquidity Facility Citibank NA) (a)(f)(h)	4,050,000	4,050,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.09% 8/11/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(h)	9,255,000	9,255,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	3,000,000	3,000,000

TOTAL WASHINGTON		17,305,000

West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 1.21% 7/7/25, VRDN (a)	4,575,000	4,575,000
Wisconsin - 0.2%
Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	3,245,000	3,245,000
Pub. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 14, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,560,000	1,560,000
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	400,000	400,000

TOTAL WISCONSIN		5,205,000

TOTAL MUNICIPAL NOTES
(Cost $1,163,331,695)		1,163,100,412
	Shares	Value

Money Market Funds - 7.2%
Fidelity Municipal Cash Central Fund 0.88% (i)(j)
(Cost $180,041,323)	180,007,221	180,043,212
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,519,560,302)		2,502,968,277
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(20,853,738)
NET ASSETS - 100%		$2,482,114,539

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,009,131 or 1.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,395,000 or 4.0% of net assets.

 (h) Coupon rates are determined by re-marketing agents based on current market conditions.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series Floater MIZ 90 88, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/3/22	$21,000,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	$6,000,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	$300,000
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	6/2/22	$5,780,000
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	$1,500,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	$500,000
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	$1,400,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	$1,900,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	9/2/21	$800,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	3/2/21	$1,110,000
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/10/22	$8,600,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	$2,430,000
Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/24/22	$3,245,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/14/20	$9,700,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	12/10/20 - 4/13/22	$11,800,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/18/21	$23,330,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$111,289,220	$713,443,000	$644,689,000	$429,662	$--	$(8)	$180,043,212	12.1%
Total	$111,289,220	$713,443,000	$644,689,000	$429,662	$--	$(8)	$180,043,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,322,925,065	$--	$2,322,925,065	$--
Money Market Funds	180,043,212	180,043,212	--	--
Total Investments in Securities:	$2,502,968,277	$180,043,212	$2,322,925,065	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Synthetics	32.7%
Transportation	11.9%
General Obligations	11.1%
Industrial Development	10.3%
Other	7.2%
State G.O.	6.1%
Resource Recovery	5.1%
Others* (Individually Less Than 5%)	15.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,339,518,979)	$2,322,925,065
Fidelity Central Funds (cost $180,041,323)	180,043,212
Total Investment in Securities (cost $2,519,560,302)		$2,502,968,277
Cash		3,497,869
Receivable for fund shares sold		7,756,956
Interest receivable		12,681,673
Distributions receivable from Fidelity Central Funds		129,938
Receivable from investment adviser for expense reductions		212,019
Other receivables		324
Total assets		2,527,247,056
Liabilities
Payable for investments purchased
Regular delivery	$15,439,504
Delayed delivery	21,177,531
Payable for fund shares redeemed	6,856,654
Distributions payable	915,086
Accrued management fee	632,142
Other affiliated payables	111,600
Total liabilities		45,132,517
Net Assets		$2,482,114,539
Net Assets consist of:
Paid in capital		$2,500,059,213
Total accumulated earnings (loss)		(17,944,674)
Net Assets		$2,482,114,539
Net Asset Value and Maximum Offering Price
Conservative Income Municipal Bond:
Net Asset Value, offering price and redemption price per share ($150,220,018 ÷ 15,064,089 shares)		$9.97
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,331,894,521 ÷ 233,838,245 shares)		$9.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$8,087,724
Income from Fidelity Central Funds		429,662
Total income		8,517,386
Expenses
Management fee	$3,960,287
Transfer agent fees	699,959
Independent trustees' fees and expenses	4,065
Miscellaneous	494
Total expenses before reductions	4,664,805
Expense reductions	(1,307,556)
Total expenses after reductions		3,357,249
Net investment income (loss)		5,160,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(240,287)
Total net realized gain (loss)		(240,287)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(18,383,921)
Fidelity Central Funds	(8)
Total change in net unrealized appreciation (depreciation)		(18,383,929)
Net gain (loss)		(18,624,216)
Net increase (decrease) in net assets resulting from operations		$(13,464,079)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,160,137	$7,477,863
Net realized gain (loss)	(240,287)	159,817
Change in net unrealized appreciation (depreciation)	(18,383,929)	(4,127,730)
Net increase (decrease) in net assets resulting from operations	(13,464,079)	3,509,950
Distributions to shareholders	(5,156,662)	(7,476,045)
Share transactions - net increase (decrease)	(260,646,531)	(674,382,489)
Total increase (decrease) in net assets	(279,267,272)	(678,348,584)
Net Assets
Beginning of period	2,761,381,811	3,439,730,395
End of period	$2,482,114,539	$2,761,381,811

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.05	$10.05	$10.02	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)A,B	.015	.015	.071	.147	.134	.090
Net realized and unrealized gain (loss)	(.070)	(.010)	.007	.032	.011	.010
Total from investment operations	(.055)	.005	.078	.179	.145	.100
Distributions from net investment income	(.015)	(.015)	(.077)	(.148)	(.134)	(.088)
Distributions from net realized gain	–	–	(.001)	(.001)	(.001)	(.002)
Total distributions	(.015)	(.015)	(.078)	(.149)	(.135)	(.090)
Net asset value, end of period	$9.97	$10.04	$10.05	$10.05	$10.02	$10.01
Total ReturnC,D	(.55)%	.05%	.78%	1.79%	1.45%	1.00%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.30%G	.15%	.71%	1.46%	1.34%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$150,220	$180,805	$264,227	$231,598	$251,811	$234,599
Portfolio turnover rateH	45%G	56%	41%	63%	45%I	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Municipal Bond Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.06	$10.06	$10.02	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)A,B	.020	.025	.081	.157	.144	.099
Net realized and unrealized gain (loss)	(.070)	(.020)	.007	.042	.011	.011
Total from investment operations	(.050)	.005	.088	.199	.155	.110
Distributions from net investment income	(.020)	(.025)	(.087)	(.158)	(.144)	(.098)
Distributions from net realized gain	–	–	(.001)	(.001)	(.001)	(.002)
Total distributions	(.020)	(.025)	(.088)	(.159)	(.145)	(.100)
Net asset value, end of period	$9.97	$10.04	$10.06	$10.06	$10.02	$10.01
Total ReturnC,D	(.50)%	.05%	.88%	2.00%	1.56%	1.11%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.40%G	.25%	.81%	1.56%	1.44%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$2,331,895	$2,580,577	$3,175,503	$2,108,640	$1,607,689	$1,689,234
Portfolio turnover rateH	45%G	56%	41%	63%	45%I	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$636,659
Gross unrealized depreciation	(17,225,871)
Net unrealized appreciation (depreciation)	$(16,589,212)
Tax cost	$2,519,557,489

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,019,072)
Long-term	(98,272)
Total capital loss carryforward	$(1,117,344)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	301,404,571	529,728,511

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$79,823
Institutional Class	620,136
$699,959

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Conservative Income Municipal Bond Fund	46,550,000	95,167,143	(5,581)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Municipal Bond	.35%	$42,187
Institutional Class	.25%	1,265,105
		$1,307,292

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $264.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Conservative Income Municipal Bond Fund
Distributions to shareholders
Conservative Income Municipal Bond	$231,917	$362,605
Institutional Class	4,924,745	7,113,440
Total	$5,156,662	$7,476,045

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Conservative Income Municipal Bond Fund
Conservative Income Municipal Bond
Shares sold	2,115,318	8,524,530	$21,101,219	$85,739,190
Reinvestment of distributions	18,957	30,330	189,007	304,931
Shares redeemed	(5,078,625)	(16,825,326)	(50,703,049)	(169,146,195)
Net increase (decrease)	(2,944,350)	(8,270,466)	$(29,412,823)	$(83,102,074)
Institutional Class
Shares sold	128,214,113	175,381,338	$1,279,792,571	$1,763,184,354
Reinvestment of distributions	168,280	322,576	1,678,228	3,243,316
Shares redeemed	(151,566,808)	(234,491,744)	(1,512,704,507)	(2,357,708,085)
Net increase (decrease)	(23,184,415)	(58,787,830)	$(231,233,708)	$(591,280,415)

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Conservative Income Municipal Bond Fund
Conservative Income Municipal Bond	.35%
Actual		$1,000.00	$994.50	$1.73
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$995.00	$1.24
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CMB-SANN-0822
1.967795.108

Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2022

% of fund's net assets
Illinois	11.6
Pennsylvania	9.1
California	7.1
New York	7.0
Ohio	6.2

Top Five Sectors as of June 30, 2022

% of fund's net assets
General Obligations	25.1
Transportation	20.7
Health Care	11.6
Education	10.4
Housing	9.4

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	9.7%
AA,A	70.8%
BBB	13.6%
BB and Below	2.9%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Alabama - 0.4%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	108,371
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$110,000	$110,919
4% 12/1/41	85,000	79,886
4% 12/1/49	190,000	171,222
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	100,000	107,550
5% 4/1/26	100,000	109,763
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	1,095,000	1,111,170
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	425,000	437,621

TOTAL ALABAMA		2,236,502

Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	898,750
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	215,000	209,225

TOTAL ALASKA		1,107,975

Arizona - 2.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	10,000
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	185,000	189,844
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/28	1,000,000	1,112,747
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	1,645,110
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	416,732
5% 5/1/29	290,000	265,833
5% 5/1/33	565,000	501,111
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (Escrowed to Maturity)	415,000	428,535
Bullhead City Excise Taxes Series 2021 2:
0.95% 7/1/26	250,000	227,509
1.15% 7/1/27	375,000	335,858
1.3% 7/1/28	485,000	424,736
1.5% 7/1/29	600,000	519,191
1.65% 7/1/30	825,000	703,355
1.7% 7/1/31	450,000	374,681
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	65,000	65,177
Series 2007, 2.7%, tender 8/14/23 (a)(b)	600,000	603,595
Series 2019, 5%, tender 6/3/24 (a)(b)	1,980,000	2,072,097
Glendale Union School District 205 Series A:
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	545,000	561,470
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,019,962
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	9,174
5% 7/1/48	10,000	8,645
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	105,961
Series 2021 A, 4% 9/1/51	775,000	721,095
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	300,000	238,808
6% 1/1/48 (c)	300,000	222,088
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (b)	300,000	318,536
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,109,233
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	200,508

TOTAL ARIZONA		14,411,591

California - 7.1%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	76,446
California Gen. Oblig.:
Series 2020, 4% 11/1/37	1,000,000	1,007,964
Series 2021:
5% 9/1/32	2,175,000	2,563,086
5% 10/1/41	5,435,000	6,093,843
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	445,000	461,052
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	196,383	183,242
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,265,000	1,233,541
Series 2022 C:
5% 8/1/29 (d)	155,000	175,008
5% 8/1/32 (d)	285,000	325,763
Series 2021 C:
5% 11/1/26	5,000,000	5,549,122
5% 11/1/27	2,380,000	2,685,537
5% 11/1/28	2,500,000	2,855,651
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	97,503
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (b)	175,000	184,343
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	1,696,025
Series B, 5% 7/1/50	1,070,000	1,168,145
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (b)	155,000	155,411
5% 8/1/24 (b)	310,000	327,059
5% 8/1/25 (b)	110,000	118,122
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,069,789
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	225,000	242,383
4% 8/1/34	320,000	333,583
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (b)	105,000	109,982
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	500,000	524,551
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	635,000	722,131
5% 5/1/52	1,080,000	1,222,323
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (b)	560,000	608,509
Series 2019 A, 5% 5/1/49 (b)	3,000,000	3,117,026
Series 2019 B, 5% 5/1/49	45,000	47,435
Series 2022 A:
5% 5/1/26 (b)	815,000	878,914
5% 5/1/27 (b)	830,000	903,840
5% 5/1/28 (b)	1,105,000	1,210,098
5% 5/1/29 (b)	740,000	814,232
Series 2022 B, 5% 5/1/52	2,240,000	2,394,178
Univ. of California Revs. Series 2018 AZ, 5% 5/15/43	130,000	140,162
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	197,657
Series 2017 B:
5% 7/1/29	115,000	122,199
5% 7/1/30	230,000	243,445

TOTAL CALIFORNIA		41,859,300

Colorado - 2.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	41,737
5% 10/1/43	50,000	51,284
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	33,647
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	110,000	116,239
5%, tender 11/19/26 (a)	210,000	231,349
Series 2019 A:
5% 11/1/25	435,000	466,063
5% 11/15/39	190,000	203,902
Series 2019 A1, 4% 8/1/44	1,060,000	975,605
Series 2019 A2:
4% 8/1/49	700,000	627,106
5% 8/1/44	845,000	863,203
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (a)	275,000	302,900
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	60,000	61,310
Series 2019 H, 4.25% 11/1/49	35,000	35,774
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	115,262
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	828,594
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	845,000	852,953
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/26 (b)	50,000	54,554
Series 2018 A, 5% 12/1/34 (b)	1,125,000	1,250,339
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,327,038
5% 9/15/46	1,820,000	2,027,301
Series 2020 B:
5% 9/15/27	2,000,000	2,260,126
5% 9/15/28	2,000,000	2,287,951
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (a)	255,000	249,034
Series 2021 C3B, 2%, tender 10/15/26 (a)	210,000	202,435
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (Assured Guaranty Muni. Corp. Insured)	40,000	43,353
Series 2020, 5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	220,000	249,569

TOTAL COLORADO		15,758,628

Connecticut - 5.9%
Bridgeport Gen. Oblig. Series 2021 A:
5% 8/1/32	300,000	341,608
5% 8/1/33	800,000	906,695
5% 8/1/34	500,000	565,291
Connecticut Gen. Oblig.:
Series 2016 B:
5% 5/15/25	220,000	237,162
5% 5/15/26	125,000	137,424
Series 2016 D, 5% 8/15/25	210,000	227,566
Series 2018 F:
5% 9/15/24	100,000	106,223
5% 9/15/25	100,000	108,550
Series 2019 A:
4% 4/15/37	1,800,000	1,804,533
5% 4/15/26	115,000	126,232
Series 2020 A, 4% 1/15/34	300,000	307,195
Series 2021 B, 5% 6/1/41	1,125,000	1,247,199
Series 2021 D:
5% 7/15/24	260,000	274,891
5% 7/15/25	430,000	465,163
5% 7/15/26	425,000	468,701
5% 7/15/27	570,000	639,147
5% 7/15/28	655,000	741,666
Series 2022 C:
4% 6/15/39	300,000	299,322
4% 6/15/41	250,000	246,554
5% 6/15/30	400,000	458,846
5% 6/15/31	500,000	576,133
5% 6/15/34	350,000	399,229
5% 6/15/37	250,000	281,787
5% 6/15/38	300,000	336,961
5% 6/15/40	500,000	559,000
5% 6/15/42	500,000	556,384
Series 2022 D, 5% 9/15/30	650,000	747,348
Series 2022:
5% 6/15/28	500,000	565,584
5% 6/15/29	410,000	468,128
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (a)	200,000	212,082
5%, tender 1/1/27 (a)	330,000	361,336
Series 2018 K1:
5% 7/1/26	680,000	708,701
5% 7/1/28	1,120,000	1,172,465
Series 2019 A, 5% 7/1/49 (c)	130,000	110,093
Series 2019 Q-1:
5% 11/1/25	90,000	97,590
5% 11/1/26	95,000	104,898
Series 2020 K, 4% 7/1/45	1,000,000	941,309
Series 2021 G:
4% 3/1/46	235,000	229,873
4% 3/1/51	380,000	366,971
Series 2022 M, 4% 7/1/39	415,000	373,996
Series A, 5% 7/1/26	160,000	168,069
Series E, 5% 7/1/42	250,000	255,078
Series K1:
5% 7/1/27	1,100,000	1,153,011
5% 7/1/30	1,000,000	1,036,302
5% 7/1/34	725,000	741,234
5% 7/1/36	450,000	458,540
5% 7/1/39	490,000	496,104
Series K3, 5% 7/1/43	215,000	216,304
Series L1:
4% 7/1/28	750,000	759,186
4% 7/1/29	750,000	755,130
4% 7/1/30	1,000,000	998,928
Series N:
5% 7/1/25	390,000	405,126
5% 7/1/26	575,000	600,134
5% 7/1/27	430,000	450,921
Series R, 5% 6/1/36	900,000	976,239
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	325,000	317,580
Series 2022 A1:
5% 11/15/26	200,000	219,337
5% 5/15/27	220,000	243,040
5% 11/15/27	230,000	254,894
5% 5/15/28	225,000	250,271
5% 11/15/28	220,000	245,808
5% 5/15/29	225,000	251,583
5% 11/15/29	125,000	139,557
5% 5/15/30	375,000	420,061
5% 11/15/30	175,000	196,415
Series 2022 A2:
5% 5/15/23 (b)	500,000	513,245
5% 11/15/23 (b)	670,000	695,932
5% 5/15/24 (b)	595,000	622,917
5% 11/15/24 (b)	965,000	1,019,381
5% 5/15/25 (b)	400,000	425,472
5% 11/15/25 (b)	300,000	321,319
5% 5/15/26 (b)	425,000	456,969
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	81,202
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	140,000	152,040

TOTAL CONNECTICUT		35,177,165

District Of Columbia - 0.5%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	206,807
5% 10/1/44	1,000,000	1,077,633
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A, 5% 10/1/26 (b)	440,000	479,193
Series 2019 A, 5% 10/1/25 (b)	70,000	75,124
Series 2020 A:
5% 10/1/26 (b)	320,000	348,504
5% 10/1/27 (b)	110,000	121,134
5% 10/1/28 (b)	55,000	60,945
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	103,801
5% 10/1/24	100,000	106,198
5% 10/1/25	100,000	108,422

TOTAL DISTRICT OF COLUMBIA		2,687,761

Florida - 4.5%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	261,687
Broward County Arpt. Sys. Rev.:
Series 2015 C, 5% 10/1/24 (b)	45,000	47,405
Series 2017, 5% 10/1/42 (b)	1,365,000	1,416,560
Series 2019 A, 5% 10/1/49 (b)	1,000,000	1,041,039
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	51,496
Series 2016, 5% 7/1/26	230,000	251,807
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	519,111
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	110,000	98,800
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	396,418
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	150,000	152,141
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	325,000	351,374
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	110,098
5% 10/1/29	80,000	83,243
5% 10/1/30	70,000	72,613
Fort Pierce Utils. Auth. Series 2022 A:
5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	175,000	197,739
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	300,000	338,542
5% 10/1/36 (Assured Guaranty Muni. Corp. Insured)	475,000	532,729
5% 10/1/37 (Assured Guaranty Muni. Corp. Insured)	425,000	475,306
5% 10/1/39 (Assured Guaranty Muni. Corp. Insured)	475,000	527,703
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	450,000	498,688
5% 10/1/41 (Assured Guaranty Muni. Corp. Insured)	400,000	442,336
5% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	400,000	441,159
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (b)	125,000	133,472
Series 2019 A:
5% 10/1/22 (b)	300,000	302,313
5% 10/1/23 (b)	300,000	310,165
5% 10/1/24 (b)	300,000	316,367
5% 10/1/25 (b)	300,000	321,960
5% 10/1/32 (b)	300,000	327,070
5% 10/1/38 (b)	430,000	458,982
5% 10/1/54 (b)	1,620,000	1,687,820
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/26 (b)	2,750,000	2,994,957
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	695,161
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/27 (b)	620,000	653,021
5% 10/1/38 (b)	80,000	82,157
Series 2016 A, 5% 10/1/29	145,000	155,147
Series 2017 B, 5% 10/1/40 (b)	810,000	841,720
Series 2020 A:
4% 10/1/40	300,000	290,199
5% 10/1/25	245,000	263,487
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	416,134
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	100,000	105,003
Series 2015 A, 5% 5/1/28	290,000	307,456
Series 2015 D, 5% 2/1/26	10,000	10,905
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	176,961
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/39	60,000	62,508
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (a)	1,600,000	1,526,513
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/29 (d)	175,000	189,728
5% 11/1/32 (d)	200,000	215,916
5% 11/1/34 (d)	310,000	327,423
5% 11/1/37 (d)	385,000	401,161
5% 11/1/39 (d)	400,000	414,051
5% 11/1/41 (d)	400,000	410,840
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/30	495,000	498,640
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (a)	365,000	348,936
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	108,736
5% 8/15/42	5,000	5,236
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	106,123
Series 2015 A, 5% 12/1/40	410,000	418,879
Tampa Hosp. Rev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	26,512
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/39	1,000,000	972,517
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	419,282
0% 9/1/35	750,000	426,650
0% 9/1/36	800,000	431,668
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	31,860
5% 10/15/49	60,000	63,394

TOTAL FLORIDA		26,565,024

Georgia - 5.2%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (b)	140,000	144,040
Series 2019 B, 5% 7/1/25 (b)	60,000	64,117
Atlanta Wtr. & Wastewtr. Rev. Series 2018 B, 5% 11/1/47	1,000,000	1,069,279
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	163,228
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	1,140,000	1,117,660
2.25%, tender 5/25/23 (a)	315,000	313,069
Series 2013 1st, 2.925%, tender 3/12/24 (a)	330,000	328,994
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	234,827
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	40,000	38,890
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	245,000	223,821
5% 1/1/23	450,000	456,689
5% 1/1/26	165,000	177,078
5% 1/1/30	55,000	60,282
5% 1/1/34	375,000	399,962
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	402,228
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	410,000	412,349
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	472,829
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	385,000	385,517
4% 1/1/41	480,000	451,144
5% 1/1/23	100,000	101,486
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	211,685
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	425,000	455,671
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	400,000	438,972
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	360,000	398,538
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	330,000	361,622
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	280,000	306,831
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,140,593
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	4,475
5% 8/1/39	5,000	5,097
5% 8/1/43	5,000	5,060
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	192,461
4% 7/1/43	205,000	191,386
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	585,000	595,249
Series 2018 C, 4%, tender 12/1/23 (a)	500,000	510,088
Series 2021 A, 4%, tender 9/1/27 (a)	12,000,000	12,303,523
Series 2022 E, 4%, tender 12/1/29 (a)	3,595,000	3,567,750
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	193,520
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	245,000	237,750
5% 4/1/24	675,000	707,445
5% 4/1/29	500,000	555,255
5% 4/1/36	135,000	148,661
Series 2020 B:
5% 9/1/25	180,000	195,122
5% 9/1/34	1,000,000	1,120,393
Series A:
5% 6/1/23	80,000	82,216
5% 6/1/24	130,000	135,813

TOTAL GEORGIA		31,082,665

Hawaii - 1.7%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/33 (b)	350,000	372,987
5% 7/1/48 (b)	2,800,000	2,908,387
Series 2022 A, 5% 7/1/42 (b)	1,245,000	1,328,910
Series 2022 B, 5% 7/1/24 (b)	3,350,000	3,508,541
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (b)	40,000	40,400
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,147,883
Series 2017 A, 5% 9/1/33	5,000	5,504
Series 2022 A:
5% 11/1/23 (d)	280,000	290,996
5% 11/1/27 (d)	345,000	387,755
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	115,000	124,581

TOTAL HAWAII		10,115,944

Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	20,000	20,290
Series 2021 A, 5% 7/15/31	610,000	705,462

TOTAL IDAHO		725,752

Illinois - 11.6%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	15,822
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	830,000	830,025
Series 2018 A:
5% 12/1/29	350,000	364,173
5% 12/1/30	160,000	165,913
5% 12/1/31	150,000	154,998
Series 2018 C, 5% 12/1/46	3,250,000	3,294,278
Series 2019 A:
5% 12/1/29	125,000	131,275
5% 12/1/30	405,000	421,238
5% 12/1/30	100,000	104,023
Series 2021 B, 5% 12/1/22	500,000	504,343
Series 2022 B:
4% 12/1/35	600,000	566,006
4% 12/1/36	1,005,000	942,061
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	224,880
Series 2020 A:
5% 1/1/27	400,000	423,009
5% 1/1/30	555,000	585,797
Series 2021 A, 5% 1/1/32	7,725,000	8,086,168
Series 2021 B, 4% 1/1/32	375,000	367,576
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (b)	2,000,000	2,019,100
5.5% 1/1/29 (b)	200,000	202,160
Series 2014 B:
5% 1/1/26	100,000	103,373
5% 1/1/28	270,000	278,290
Series 2016 A, 4% 1/1/33 (b)	305,000	299,937
Series 2016 B:
4% 1/1/35	200,000	197,801
5% 1/1/46	2,000,000	2,041,957
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (b)	400,000	400,258
Series 2013 A, 5% 1/1/23 (b)	70,000	70,999
Series 2017 B, 5% 1/1/37	50,000	52,694
Series 2018 A, 5% 1/1/48 (b)	90,000	93,427
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (b)	50,000	51,536
5% 7/1/48 (b)	600,000	609,274
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 5% 3/1/26	615,000	671,707
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/23	10,000	10,417
5% 11/15/31	500,000	537,659
Series 2021 A:
5% 11/15/22	125,000	126,592
5% 11/15/23	35,000	36,461
5% 11/15/24	50,000	52,924
5% 11/15/33	425,000	468,021
Series 2021 B:
4% 11/15/25	180,000	188,470
4% 11/15/26	90,000	94,866
4% 11/15/27	90,000	95,430
4% 11/15/28	45,000	47,822
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (a)	400,000	417,279
Series 2022 A:
5% 10/1/29 (d)	350,000	363,074
5% 10/1/30 (d)	230,000	237,282
5% 10/1/31 (d)	215,000	220,268
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	215,738
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	219,495
5% 10/1/31	200,000	224,753
5% 10/1/38	200,000	220,499
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	40,000	40,075
5% 8/1/24	45,000	46,569
5% 8/1/30	615,000	640,339
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	10,703
Series 2016, 5% 10/1/29	30,000	31,977
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	706,148
5% 5/15/43	790,000	811,956
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	15,941
Series 2013, 5% 11/15/24	65,000	65,787
Series 2015 A:
5% 11/15/23	10,000	10,416
5% 11/15/25	150,000	160,809
5% 10/1/35	715,000	761,150
5% 11/15/45	300,000	306,315
Series 2015 C:
4.125% 8/15/37	60,000	58,602
5% 8/15/26	35,000	36,991
5% 8/15/44	1,380,000	1,412,687
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	68,822
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	30,000	32,868
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	10,000	10,956
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	45,000	49,302
Series 2016 B, 5% 8/15/35	250,000	262,877
Series 2016 C:
4% 2/15/41	35,000	34,568
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,315
5% 2/15/34	50,000	53,307
Series 2016:
5% 12/1/23	155,000	161,340
5% 5/15/29	10,000	10,590
5% 12/1/29	620,000	661,491
5% 12/1/33	485,000	512,984
5% 12/1/40	85,000	88,639
5% 12/1/46	2,695,000	2,786,991
Series 2017 A, 5% 7/15/42	1,000,000	1,051,263
Series 2019:
4% 9/1/35	60,000	56,064
5% 9/1/36	295,000	304,305
5% 9/1/38	100,000	102,713
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/22	90,000	90,194
5% 8/1/24	70,000	70,166
Series 2013 A, 5% 4/1/23	525,000	534,770
Series 2013, 5% 7/1/23	10,000	10,238
Series 2014:
5% 2/1/25	520,000	536,143
5% 5/1/28	50,000	51,569
Series 2016:
5% 1/1/26	5,000	5,305
5% 2/1/26	400,000	424,827
5% 2/1/27	585,000	628,055
5% 11/1/29	1,400,000	1,476,354
Series 2017 C, 5% 11/1/29	345,000	367,257
Series 2017 D, 5% 11/1/27	850,000	916,541
Series 2017, 4% 2/1/24	30,000	30,585
Series 2018 A:
5% 10/1/24	25,000	26,125
5% 10/1/28	1,500,000	1,622,196
Series 2018 B:
5% 5/1/24	1,500,000	1,558,097
5% 10/1/24	1,050,000	1,097,230
Series 2019 B:
5% 9/1/24	105,000	109,578
5% 9/1/25	20,000	21,132
Series 2021 A, 5% 3/1/32	450,000	482,625
Series 2022 A, 5% 3/1/32	650,000	701,604
Series 2022 B:
5% 3/1/29	650,000	704,672
5% 3/1/33	1,700,000	1,827,014
Series May 2014, 5% 5/1/39	1,600,000	1,617,933
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	775,000	756,749
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	291,309
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	235,000	238,304
Series 2019 A, 5% 1/1/44	105,000	112,546
Series A, 5% 1/1/40	220,000	239,964
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	315,000	294,876
Series 2015, 4% 2/1/30	800,000	817,278
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280,000	1,230,480
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	610,000	227,184
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	155,000	46,804
Series 1994 A, 0% 6/15/25	25,000	22,727
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	963,681
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,868
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	136,848
Series 2002, 0% 12/15/23	205,000	196,805
Series 2017 A, 5% 6/15/57	875,000	880,275
Series 2020 A:
4% 6/15/50	1,170,000	1,012,229
5% 6/15/50	1,730,000	1,745,746
Series 2022 A:
0% 12/15/35	420,000	229,687
0% 6/15/40	595,000	249,649
4% 12/15/47	5,000,000	4,365,054
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	440,959
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	15,795
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	109,563

TOTAL ILLINOIS		68,976,598

Indiana - 0.9%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	50,000	42,953
Series 2020 B, 0.95%, tender 4/1/26 (a)(b)	100,000	86,905
Indiana Fin. Auth. Rev. Series 2016:
5% 9/1/24	20,000	21,186
5% 9/1/30	50,000	53,985
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	1,000,000	1,115,376
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	65,000	65,026
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	125,000	122,277
5% 7/1/25	690,000	740,843
Series 2021 C1, 3% 1/1/52	1,200,000	1,163,856
Series A, 3.75% 1/1/49	395,000	398,033
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2014 D:
5% 1/1/28 (b)	75,000	77,292
5% 1/1/30 (b)	85,000	87,343
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	199,450
Series 2020, 5% 4/1/30	105,000	115,034
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	695,000	747,852

TOTAL INDIANA		5,037,411

Iowa - 0.9%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	35,000	33,174
5% 5/15/48	105,000	97,657
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	2,000,000	2,155,223
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (b)	155,000	169,740
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	384,923
5% 6/1/27	250,000	265,025
5% 6/1/28	500,000	531,727
5% 6/1/29	600,000	639,972
5% 6/1/30	700,000	747,996
Series 2021 B1, 4% 6/1/49	305,000	294,025

TOTAL IOWA		5,319,462

Kentucky - 1.0%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/37	175,000	163,969
5% 2/1/25	280,000	293,736
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	1,000,000	883,417
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/30	345,000	368,215
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	187,681
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	86,939
5% 5/1/29	85,000	93,765
5% 5/1/32	20,000	22,020
5% 5/1/33	15,000	16,427
5% 5/1/34	20,000	21,872
5% 5/1/35	10,000	10,809
5% 5/1/36	10,000	10,789
5% 5/1/38	1,000,000	1,075,041
Series A:
4% 11/1/35	600,000	624,227
5% 11/1/29	150,000	166,545
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	1,505,000	1,523,145
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (a)	70,000	74,703
Series 2020 D, 5%, tender 10/1/29 (a)	85,000	92,863
Series 2016 A, 5% 10/1/32	70,000	74,231
Series 2020 A, 4% 10/1/40	195,000	183,794
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	65,000	68,076

TOTAL KENTUCKY		6,042,264

Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	198,477
Series 2017, 5% 5/15/27	115,000	124,911
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	16,130
Series 2017 A, 5% 12/15/32	165,000	177,128
Series 2018 E, 5% 7/1/38	100,000	105,662
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/48 (b)	2,000,000	2,050,785

TOTAL LOUISIANA		2,673,093

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	220,000	226,845
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	20,000
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	40,000	41,245
Series 2014, 5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	585,000	618,176
Series 2016 A:
4% 7/1/41	85,000	76,968
4% 7/1/46	85,000	74,841
5% 7/1/41	25,000	25,612
5% 7/1/46	155,000	157,997
Series 2017 B, 5% 7/1/29	10,000	10,801
Series 2018, 5% 7/1/48	135,000	145,321

TOTAL MAINE		1,397,806

Maryland - 2.3%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/27	2,000,000	2,246,132
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	100,000	94,499
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	65,000	65,936
Series 2019 C, 5% 9/1/28	115,000	129,736
Series 2021 C:
0.375% 7/1/23	100,000	98,435
0.6% 7/1/24	600,000	579,209
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/22 (b)	280,000	280,000
5% 7/1/23 (b)	325,000	330,169
5% 7/1/25 (b)	510,000	527,149
5% 7/1/26 (b)	230,000	238,846
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/28	1,000,000	1,079,609
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/55	190,000	159,762
5% 6/1/29	120,000	127,920
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	157,176
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,225,322
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,744,539
5% 10/1/26	1,650,000	1,821,312
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/26	1,420,000	1,568,894

TOTAL MARYLAND		13,474,645

Massachusetts - 4.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	933,236
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	386,073
5% 6/1/27	500,000	560,795
5% 6/1/41	1,250,000	1,366,279
Series 2021 A, 5% 6/1/51	1,860,000	2,038,150
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	300,000	304,489
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2014 A, 5.25% 7/1/34	40,000	37,364
Series 2016 A, 5% 1/1/31	40,000	41,661
Series 2016 I:
5% 7/1/30	195,000	204,057
5% 7/1/41	140,000	143,426
Series 2017 A:
5% 1/1/36	325,000	336,483
5% 1/1/37	1,050,000	1,084,739
Series 2017, 5% 7/1/36	275,000	284,766
Series 2018, 5% 1/1/43	180,000	184,229
Series 2019 K:
5% 7/1/25	125,000	133,205
5% 7/1/26	165,000	177,909
5% 7/1/27	195,000	212,127
Series 2019:
5% 7/1/27	440,000	470,454
5% 9/1/59	510,000	530,508
Series 2020 A:
4% 7/1/45	480,000	426,962
5% 10/15/28	1,000,000	1,145,316
Series 2021 V, 5% 7/1/55	1,245,000	1,467,030
Series 2021:
4% 7/1/26	240,000	238,427
4% 7/1/27	255,000	251,372
4% 7/1/28	325,000	317,717
4% 7/1/29	340,000	328,910
4% 7/1/30	355,000	339,518
4% 7/1/31	370,000	350,146
Series M:
4% 10/1/50	490,000	432,107
5% 10/1/45	370,000	383,142
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (b)	130,000	130,000
Series 2016, 5% 7/1/24 (b)	210,000	219,522
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,168,880
Series 2019 C, 5% 5/1/49	345,000	375,005
Series E, 5% 11/1/50	1,640,000	1,808,096
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	700,000	683,874
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (b)	500,000	533,707
Series 2021 E:
5% 7/1/41 (b)	1,000,000	1,081,528
5% 7/1/46 (b)	290,000	308,441
5% 7/1/51 (b)	1,000,000	1,058,859
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	230,000	239,173

TOTAL MASSACHUSETTS		23,717,682

Michigan - 1.1%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	40,000	41,877
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	123,963
5% 7/1/25	60,000	63,092
5% 7/1/27	265,000	284,597
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	180,000	198,909
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	215,513
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	108,694
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	184,598
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	54,897
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	611,075
Series 2015 A, 5% 8/1/32 (Pre-Refunded to 8/1/24 @ 100)	135,000	143,078
Series 2016:
5% 11/15/26	160,000	173,409
5% 11/15/41	30,000	31,255
Series 2019 A, 5% 11/15/48	55,000	56,833
Series 2020 A, 4% 6/1/49	135,000	120,597
Series 2021:
4% 9/1/31	665,000	685,337
5% 9/1/32	690,000	761,414
5% 9/1/33	650,000	714,539
5% 9/1/36	505,000	551,511
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	10,798
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	175,000	169,257
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,104,788
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	49,261
Series 2017 B, 5% 12/1/42 (b)	150,000	155,831
Series 2018 D, 5% 12/1/29 (b)	85,000	92,797

TOTAL MICHIGAN		6,707,920

Minnesota - 0.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	226,702
5% 2/15/58	270,000	276,222
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	60,000	63,453
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	540,426
5% 10/1/45	30,000	31,423
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/39	2,050,000	1,976,493
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(c)	255,000	254,520

TOTAL MINNESOTA		3,369,239

Mississippi - 0.2%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	330,000	322,504
5% 6/1/25	750,000	806,192
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	80,000	86,724
Series I, 5% 10/1/24	70,000	73,992

TOTAL MISSISSIPPI		1,289,412

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	35,000	36,298
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,182,721
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	506,094
Series 2018 A, 5% 11/15/43	1,000,000	1,038,928
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	20,000	20,295
Series 2021 A, 3% 5/1/52	540,000	527,721
Saint Louis Arpt. Rev.:
Series 2012, 5% 7/1/32 (b)	145,000	145,000
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	570,000	627,828
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	25,000	22,741
5.25% 9/1/53	1,240,000	1,133,817

TOTAL MISSOURI		5,241,443

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	15,000	15,191
Series 2019 B, 4% 6/1/50	10,000	10,145
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	31,561

TOTAL MONTANA		56,897

Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	725,000	744,774
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	55,000	55,644
Series 2019 E, 3.75% 9/1/49 (b)	80,000	80,715
Series 2022 B:
5% 3/1/25 (b)	1,090,000	1,149,938
5% 9/1/25 (b)	1,105,000	1,174,545
5% 3/1/26 (b)	1,100,000	1,177,483
5% 9/1/26 (b)	1,140,000	1,228,349
5% 3/1/30 (b)	400,000	441,773

TOTAL NEBRASKA		6,053,221

Nevada - 0.5%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	115,000	119,984
Clark County School District Series 2017 A, 5% 6/15/25	400,000	430,886
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	375,000	380,450
Series 2019 B, 4% 10/1/49	40,000	40,582
Series 2021 B, 3% 10/1/51	2,095,000	2,030,789
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	195,015

TOTAL NEVADA		3,197,706

New Hampshire - 0.4%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/30	1,405,000	1,587,113
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	226,979	223,294
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	206,705
5% 8/1/26	105,000	113,347
5% 8/1/37	100,000	104,661

TOTAL NEW HAMPSHIRE		2,235,120

New Jersey - 4.5%
New Jersey Econ. Dev. Auth.:
Series 2013, 5% 3/1/27	10,000	10,166
Series A, 5% 11/1/40	360,000	378,154
Series QQQ:
5% 6/15/27	35,000	37,770
5% 6/15/28	40,000	43,425
New Jersey Econ. Dev. Auth. Lease Rev. Series 2018 A, 5% 6/15/23	1,000,000	1,028,727
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	100,000	83,391
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	378,890
Series 2013 NN, 5% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	1,000,000	1,022,552
Series 2013:
5% 3/1/23	25,000	25,536
5% 3/1/24	70,000	71,336
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	72,699
5% 6/15/26	280,000	289,271
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	60,000	63,476
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	73,986
Series 2015 XX, 4.25% 6/15/26	280,000	286,852
Series 2017 DDD, 5% 6/15/30 (Pre-Refunded to 6/15/27 @ 100)	1,000,000	1,120,523
Series 2018 EEE:
5% 6/15/28	410,000	445,111
5% 6/15/43	1,270,000	1,317,963
Series LLL:
4% 6/15/44	315,000	293,318
5% 6/15/44	180,000	187,153
Series MMM, 4% 6/15/35	90,000	89,830
Series PP, 5% 6/15/31 (Pre-Refunded to 6/15/24 @ 100)	260,000	275,062
New Jersey Edl. Facility:
Series 2016 B, 4% 9/1/26	500,000	513,154
Series B, 5% 7/1/30	1,790,000	1,986,621
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	185,000	195,547
4% 6/1/31	70,000	73,866
4% 6/1/32	45,000	47,350
5% 6/1/29	205,000	230,397
Series 2021, 2% 6/1/23	5,000,000	5,002,249
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 7/1/22 (Escrowed to Maturity)	25,000	25,000
Series 2016:
4% 7/1/48	100,000	89,103
5% 7/1/41	65,000	65,996
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (b)	530,000	574,087
Series 2018 B:
5% 12/1/25 (b)	500,000	535,571
5% 12/1/26 (b)	485,000	524,511
5% 12/1/27 (b)	850,000	937,513
Series 2020:
5% 12/1/24 (b)	100,000	105,342
5% 12/1/25 (b)	235,000	251,719
5% 12/1/25 (b)	60,000	64,107
5% 12/1/26 (b)	205,000	221,700
5% 12/1/27 (b)	145,000	158,261
5% 12/1/27 (b)	40,000	43,492
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	190,000	200,068
Series D, 5% 1/1/28	170,000	185,242
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	531,107
Series 2010 A, 0% 12/15/27	250,000	205,839
Series 2014 AA, 5% 6/15/25	100,000	103,548
Series 2016 A, 5% 6/15/27	160,000	173,284
Series 2018 A, 5% 12/15/32	100,000	106,647
Series 2021 A, 5% 6/15/33	1,000,000	1,075,588
Series 2022 A, 4% 6/15/39	720,000	704,105
Series 2022 AA:
5% 6/15/33	250,000	270,553
5% 6/15/36	1,460,000	1,567,884
Series AA:
4% 6/15/38	185,000	182,097
4% 6/15/50	400,000	364,354
5% 6/15/40	210,000	221,903
5% 6/15/45	95,000	99,065
Series BB:
5% 6/15/33	1,000,000	1,062,191
5% 6/15/50	70,000	72,352
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	30,000	30,810

TOTAL NEW JERSEY		26,397,414

New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (b)	450,000	464,635
5% 9/1/26 (b)	1,045,000	1,134,500
5% 9/1/27 (b)	350,000	384,235
5% 9/1/29 (b)	150,000	166,411
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	165,000	167,402
Series 2019 D, 3.75% 1/1/50	50,000	50,380
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	10,000	9,568
5% 5/15/39	5,000	4,649
5% 5/15/44	5,000	4,508
5% 5/15/49	15,000	13,191

TOTAL NEW MEXICO		2,399,479

New York - 7.0%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	411,968
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (a)	500,000	473,503
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,003
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	102,768
New York City Edl. Construction Fund Series 2021 B:
5% 4/1/46	675,000	730,263
5% 4/1/52	520,000	559,618
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	106,088
Series 2021 A1, 5% 8/1/29	1,000,000	1,141,995
Series E, 5% 8/1/30	1,025,000	1,107,715
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (a)	270,000	251,791
Series 2021 K2, 0.9%, tender 1/1/26 (a)	2,075,000	1,922,940
Series 2021, 0.6%, tender 7/1/25 (a)	390,000	359,957
Series A 1 B, 5% 5/1/30	490,000	540,913
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,463,946
New York City Transitional Fin. Auth. Rev. Series 2016 E1, 5% 2/1/40	2,535,000	2,665,684
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	755,753
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (a)	100,000	103,353
Series 2020 A:
4% 9/1/37	350,000	320,909
4% 9/1/39	700,000	635,129
Series 2022 A:
5% 7/15/37 (d)	110,000	112,475
5% 7/15/42 (d)	310,000	314,697
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	120,000	125,398
Series 2016 A, 5% 11/15/31	100,000	104,822
Series 2016 C1, 5% 11/15/33	1,000,000	1,047,987
Series 2017 B, 5% 11/15/24	565,000	594,248
Series 2017 C1, 5% 11/15/30	325,000	344,301
Series 2017 D:
5% 11/15/25	1,635,000	1,736,166
5% 11/15/30	2,220,000	2,351,838
Series 2020 D:
4% 11/15/46	2,050,000	1,829,428
4% 11/15/47	150,000	132,044
New York State Envir. Facilities Corp. Rev. (2010 Master Fing. Prog.) Series 2021 B:
5% 2/15/28	160,000	182,739
5% 8/15/28	235,000	270,247
5% 2/15/29	100,000	115,510
5% 8/15/29	200,000	232,552
5% 2/15/30	340,000	397,215
5% 8/15/30	400,000	469,966
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2, 1.1%, tender 5/1/27 (a)	1,105,000	994,961
Series 2021 K2, 1%, tender 11/1/26 (a)	300,000	273,959
Series J, 0.75% 5/1/25	250,000	236,401
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (b)	765,000	811,699
Series 2021 239, 3.25% 10/1/51	1,030,000	1,005,547
Series 221, 3.5% 10/1/32 (b)	25,000	24,948
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	1,675,000	1,623,204
4% 3/15/45	1,350,000	1,305,165
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,105,000	1,207,615
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/46	175,000	184,175
New York Trans. Dev. Corp. (Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (b)	380,000	400,395
5% 12/1/33 (b)	590,000	620,853
5% 12/1/34 (b)	645,000	669,314
5% 12/1/35 (b)	325,000	340,329
5% 12/1/36 (b)	220,000	228,732
5% 12/1/37 (b)	590,000	615,447
5% 12/1/38 (b)	1,430,000	1,489,971
5% 12/1/39 (b)	1,090,000	1,133,154
5% 12/1/40 (b)	925,000	958,461
5% 12/1/41 (b)	840,000	868,539
5% 12/1/42 (b)	420,000	433,817
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	555,000	464,025
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	600,000	617,181
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	311,082
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	220,000	232,510
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (c)	100,000	86,150
5.375% 11/1/54 (c)	100,000	84,754

TOTAL NEW YORK		41,243,317

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	210,000	220,539
Series 2017 202, 5% 10/15/29 (b)	500,000	540,872

TOTAL NEW YORK AND NEW JERSEY		761,411

North Carolina - 0.1%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	10,000	11,250
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	70,000	78,751
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	175,000	175,104
Series 2019 C, 2.55%, tender 6/1/26 (a)	300,000	296,153
Series 2021 A, 4% 3/1/51	280,000	205,318

TOTAL NORTH CAROLINA		766,576

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	205,000	200,358
Series 2021 B, 3% 7/1/52	660,000	639,788

TOTAL NORTH DAKOTA		840,146

Ohio - 6.2%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	513,187
Series 2020, 4% 11/15/38	1,500,000	1,447,363
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	10,000	10,671
5% 8/1/26	390,000	421,005
5% 8/1/27	10,000	10,935
5% 8/1/28	10,000	10,919
5% 8/1/29	10,000	10,883
5% 8/1/30	10,000	10,810
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	187,817
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2, 5% 6/1/34	370,000	396,872
Series 2020 B2, 5% 6/1/55	900,000	847,466
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	145,000	154,121
Cleveland Wtr. Rev. Series 2020:
5% 1/1/26	1,375,000	1,499,563
5% 1/1/28	800,000	900,312
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/35	8,000,000	8,343,291
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	110,858
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	60,000	60,557
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	200,000	218,797
5% 12/1/51	200,000	217,962
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,617,881
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (a)	255,000	267,449
Series 2019, 5% 2/1/25	160,000	168,214
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	317,604
5% 2/15/44	100,000	98,198
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/28	110,000	124,651
5% 3/1/28	140,000	158,647
5% 3/1/29	160,000	183,135
5% 3/1/29	210,000	240,364
5% 3/1/30	190,000	219,235
5% 3/1/30	290,000	334,622
Series 2021 B:
5% 2/1/28	205,000	232,068
5% 2/1/29	385,000	440,217
5% 2/1/30	320,000	368,935
Series 2021 C:
5% 3/15/28	275,000	311,772
5% 3/15/29	480,000	549,662
5% 3/15/30	480,000	554,064
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/24	240,000	250,373
5% 1/1/25	270,000	288,674
5% 1/1/26	320,000	349,327
5% 1/1/27	750,000	834,288
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	37,309
5% 1/15/31	300,000	328,650
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	15,000	15,412
Series 2021 C, 3.25% 3/1/51	4,795,000	4,720,935
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	873,096
5% 12/15/26	1,150,000	1,276,647
5% 12/15/27	1,100,000	1,240,222
5% 12/15/28	1,250,000	1,426,961
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	180,000	183,555
5% 2/1/26	150,000	163,849
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2022 A, 5% 2/15/38 (d)	185,000	206,671
(Infrastructure Projs.) Series 2022 A:
5% 2/15/26 (d)	1,090,000	1,170,223
5% 2/15/31 (d)	610,000	691,374
5% 2/15/32 (d)	70,000	79,655
Series A, 5% 2/15/51	600,000	661,384
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	105,901
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	230,803
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	10,000	10,146
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	5,000	5,073

TOTAL OHIO		36,710,635

Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (b)	200,000	207,230
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/24	250,000	262,340
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/22	60,000	60,055
5% 8/1/23	45,000	45,819
5% 8/1/44	125,000	123,210

TOTAL OKLAHOMA		698,654

Oregon - 0.4%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,205,000	1,221,527
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (b)	650,000	688,658
Series 27 A, 5% 7/1/36 (b)	240,000	258,768

TOTAL OREGON		2,168,953

Pennsylvania - 9.1%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (b)	2,105,000	2,191,117
5% 1/1/56 (b)	1,280,000	1,327,544
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	185,174
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	175,000	144,448
4% 12/1/41	270,000	202,978
4.25% 12/1/50	300,000	215,733
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/26	475,000	501,522
5% 7/1/27	475,000	504,299
5% 7/1/28	525,000	557,606
5% 7/1/29	550,000	584,373
5% 7/1/36	120,000	121,968
5% 7/1/38	240,000	241,024
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	2,250,000	2,453,318
Series 2018 A:
5% 11/15/22	100,000	101,229
5% 11/15/25	100,000	108,243
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	341,674
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	510,000	488,355
Series 2017, 5% 7/1/28	445,000	453,854
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	18,663
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	38,740
5% 7/15/36	500,000	523,947
Series 2020, 4% 7/15/45	500,000	451,919
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	104,732
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	63,282
Lehigh County Gen. Purp. Hosp. Rev. Series 2016 A, 4% 7/1/35	5,060,000	5,000,116
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	95,000	94,928
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	101,798
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	330,736
Series 2019, 4% 9/1/44	185,000	175,373
Series 2020, 5% 4/1/27	300,000	318,441
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	140,000	149,936
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	174,036
Series 2016 A, 5% 8/15/46	50,000	51,275
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	257,604
5% 7/1/24	300,000	315,991
5% 7/1/26	455,000	497,235
5% 7/1/27	500,000	555,391
5% 7/1/34	450,000	494,183
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	520,347
Series 2017, 5% 5/1/35	10,000	10,546
Series 2018 A, 5% 2/15/48	100,000	107,997
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/27 (b)	1,160,000	1,253,960
Series 2021 137, 3% 10/1/51	900,000	866,778
Series 2022 138:
3% 10/1/52	1,400,000	1,334,108
5% 4/1/26	1,100,000	1,197,083
5% 10/1/26	600,000	658,232
5% 4/1/27	500,000	552,054
5% 10/1/27	450,000	500,170
5% 4/1/28	465,000	518,242
5% 10/1/28	475,000	530,629
5% 4/1/29	480,000	538,927
5% 10/1/29	1,000,000	1,124,421
5% 4/1/30	1,010,000	1,136,383
5% 10/1/30	695,000	783,697
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	275,586
Series 2016 A1, 5% 12/1/41	1,215,000	1,257,380
Series 2021 A, 4% 12/1/50	1,000,000	910,815
Series 2021 B:
5% 12/1/28	625,000	701,359
5% 12/1/29	1,000,000	1,133,028
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/35 (b)	50,000	52,290
5% 7/1/47 (b)	970,000	997,622
Series 2020 C, 5% 7/1/29 (b)	595,000	655,439
Series 2021:
5% 7/1/26 (b)	2,920,000	3,140,473
5% 7/1/27 (b)	4,020,000	4,375,029
5% 7/1/28 (b)	425,000	465,916
5% 7/1/34 (b)	1,000,000	1,082,864
5% 7/1/35 (b)	1,000,000	1,076,559
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	70,000	73,944
Series 2017 A, 5% 9/1/42	760,000	791,359
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	375,000	378,027
Series 2020 A, 5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,135,954
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27 (Pre-Refunded to 1/15/24 @ 100)	275,000	289,156
Series 2019 A, 5% 8/1/26	220,000	241,838
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	53,852
Series 2018 B, 5% 9/1/43	50,000	52,669
Series 2019 A:
4% 9/1/35	170,000	172,824
5% 9/1/23	90,000	93,084
5% 9/1/34	80,000	89,394
Series 2019 B:
5% 9/1/25	140,000	150,785
5% 9/1/26	415,000	454,126
Series 2019 C, 5% 9/1/33	315,000	345,704
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	70,000	77,345
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	47,494
Series 2019 A:
4% 6/1/44	50,000	49,006
4% 6/1/49	115,000	108,609
5% 6/1/25	200,000	215,277
5% 6/1/44	85,000	89,617
5% 6/1/49	135,000	141,639
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	315,000	342,560
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	198,575
5% 8/1/48	310,000	331,613

TOTAL PENNSYLVANIA		54,125,170

Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	190,000	202,115
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/39	215,000	220,919
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	40,000	40,573
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
4% 12/1/26 (b)	110,000	113,072
5% 12/1/23 (b)	625,000	649,415

TOTAL RHODE ISLAND		1,023,979

South Carolina - 1.0%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	417,623
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	60,000	60,903
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	182,043
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	1,000,000	945,163
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (b)	255,000	275,387
Series 2018, 5% 7/1/43 (b)	520,000	546,831
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/26	140,000	150,131
5% 12/1/29	500,000	533,461
5% 12/1/33	15,000	15,687
5% 12/1/38	80,000	82,511
Series 2016 B:
5% 12/1/31	105,000	111,340
5% 12/1/35	195,000	202,488
5% 12/1/41	175,000	180,534
Series A, 5% 12/1/23	145,000	151,158
Series B, 5% 12/1/24	500,000	527,189
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	28,963
4% 4/15/48	20,000	18,486
5% 4/15/48	1,415,000	1,462,128

TOTAL SOUTH CAROLINA		5,892,026

Tennessee - 1.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
4% 8/1/44	575,000	529,220
5% 8/1/25	135,000	142,304
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/25	20,000	20,485
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (b)	450,000	484,680
5% 7/1/37 (b)	200,000	210,161
5% 7/1/38 (b)	1,315,000	1,379,374
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (b)	55,000	56,945
Series 2019 B:
5% 7/1/38 (b)	655,000	699,847
5% 7/1/54 (b)	225,000	233,713
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	2,210,000	2,460,363
5% 1/1/30	2,400,000	2,773,497
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	460,000	465,640
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	620,000	607,021
Series 2021 3A, 3% 1/1/52	285,000	277,520

TOTAL TENNESSEE		10,340,770

Texas - 4.7%
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	216,618
5% 8/1/26	200,000	220,507
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	115,716
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,053,657
Series 2021 B:
5% 1/1/33	640,000	698,324
5% 1/1/34	650,000	707,050
5% 1/1/35	550,000	595,703
5% 1/1/36	850,000	918,232
5% 1/1/37	1,100,000	1,183,725
5% 1/1/38	1,100,000	1,180,105
Series 2021 C, 5% 1/1/27	775,000	826,311
Cypress-Fairbanks Independent School District Bonds Series 2017 A2, 1.25%, tender 8/15/22 (a)	130,000	129,989
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (b)	180,000	185,525
Series 2014 B:
5% 11/1/22 (b)	115,000	116,145
5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100) (b)	35,000	35,396
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (a)	15,000	14,866
2%, tender 8/1/24 (a)	85,000	83,967
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (a)	475,000	436,274
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/35	765,000	789,369
4% 3/1/36	750,000	772,390
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	207,561
Harris County Flood Cont. District Series 2021 A:
5% 10/1/25	690,000	749,235
5% 10/1/26	900,000	996,124
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	85,000	85,000
Series 2018 A, 5% 7/1/41 (b)	1,000,000	1,044,378
Series 2018 C:
5% 7/1/26 (b)	200,000	215,804
5% 7/1/30 (b)	120,000	129,745
Series 2018 D, 5% 7/1/39	260,000	276,737
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	434,082
4% 10/1/51	1,200,000	994,637
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	27,268
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	5,383
Series 2020 C, 5% 11/15/45	1,000,000	1,100,363
Series 2021 A, 5% 11/15/26	445,000	495,206
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/30 (b)	320,000	334,824
Series 2017, 5% 11/1/31 (b)	25,000	26,415
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	315,479
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	100,000	98,705
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	11,200
5% 8/15/47	10,000	10,468
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	100,417
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	90,623
Series 2021 B, 4% 1/1/32	2,000,000	2,075,498
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,402
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,531
Series 2020 A, 5% 5/15/50	475,000	517,609
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	277,763
Series 2018 A, 5% 7/1/29	305,000	333,810
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	124,869	114,742
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	115,000	116,663
Series A, 3.5% 3/1/51	160,000	159,215
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	934,872
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	99,763
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (a)	2,380,000	2,194,645
Univ. of North Texas Univ. Rev. Series 2022 A, 5% 4/15/47	2,000,000	2,143,855
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/28	1,000,000	1,141,424

TOTAL TEXAS		28,150,315

Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/24 (b)	10,000	10,473
5% 7/1/37 (b)	385,000	402,495
Series 2018 A:
5% 7/1/33 (b)	175,000	186,494
5.25% 7/1/48 (b)	130,000	136,454

TOTAL UTAH		735,916

Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	320,000	308,232
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (b)	635,000	671,748
Series 2020 A, 5% 6/15/26 (b)	620,000	664,510

TOTAL VERMONT		1,644,490

Virginia - 1.8%
Arlington County Series 2021, 5% 6/15/26	1,600,000	1,764,926
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	2,000,000	2,051,937
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	371,080
5% 9/1/24	315,000	328,332
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	113,290
5% 4/1/25	165,000	173,272
5% 4/1/36	500,000	532,037
Virginia College Bldg. Auth. Edl. Facilities Rev. (21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	1,924,313
4% 2/1/35	1,700,000	1,752,785
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022, 4% 7/1/34 (b)(d)	1,465,000	1,413,726
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	125,000	120,662

TOTAL VIRGINIA		10,546,360

Washington - 2.6%
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	230,000	243,065
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	10,970
Port of Seattle Rev.:
Series 2012 B, 5% 8/1/23 (b)	155,000	155,290
Series 2013, 5% 7/1/24 (b)	55,000	56,343
Series 2015 B, 5% 3/1/25	70,000	74,061
Series 2015 C, 5% 4/1/24 (b)	50,000	52,011
Series 2018 A, 5% 5/1/31 (b)	350,000	378,035
Series 2019 A, 4% 4/1/44 (b)	100,000	92,089
Series 2021 C:
5% 8/1/24 (b)	445,000	465,431
5% 8/1/25 (b)	365,000	388,051
5% 8/1/26 (b)	495,000	533,760
5% 8/1/27 (b)	305,000	332,318
5% 8/1/28 (b)	860,000	943,956
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	188,478
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	309,619
Washington Convention Ctr. Pub. Facilities Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,279,814
Washington Gen. Oblig.:
Series 2013 A, 5% 7/1/23	5,000	5,000
Series 2015 A1, 5% 8/1/39	1,000,000	1,042,827
Series 2021 C, 5% 2/1/44	3,010,000	3,361,027
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,328
5% 7/1/30	5,000	5,404
5% 7/1/31	10,000	10,771
5% 7/1/42	100,000	103,944
Series 2017, 4% 8/15/42	100,000	91,098
Series 2019 A2, 5% 8/1/44	255,000	260,493
Series 2020, 5% 9/1/40	735,000	777,864
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	584,099
Washington Hsg. Fin. Commission Series 2021 2N:
5% 6/1/26	970,000	1,064,254
5% 12/1/27	985,000	1,104,724
5% 12/1/28	500,000	565,770
5% 12/1/29	500,000	561,217
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (c)	100,000	94,017

TOTAL WASHINGTON		15,141,128

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	52,534
Wisconsin - 1.1%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	64,896
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	161,495
5.25% 10/1/48	160,000	160,995
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	355,000	370,043
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	15,000	13,732
5% 10/1/48 (c)	20,000	17,830
5% 10/1/53 (c)	30,000	26,319
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (c)	100,000	101,079
Series 2020, 3% 4/1/25 (c)	325,000	319,032
Series 2021 A, 4.5% 6/1/56 (c)	1,870,000	1,394,776
Series 2021 B, 6.5% 6/1/56 (c)	500,000	399,360
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,594,579
Wisconsin Health & Edl. Facilities:
Series 2016 A:
4% 11/15/46	195,000	184,933
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	84,177
Series 2019 A:
2.25% 11/1/26	25,000	24,483
5% 11/1/22	230,000	230,484
5% 12/1/28	150,000	165,375
5% 12/1/29	150,000	165,549
Series 2019 B1, 2.825% 11/1/28	50,000	44,794
Series 2019 B2, 2.55% 11/1/27	30,000	29,109
Series 2019:
5% 10/1/24	175,000	184,352
5% 10/1/30	195,000	217,469
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	205,000	200,234
Series 2021 C, 3% 9/1/52	380,000	369,966
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (a)	65,000	62,384
0.81%, tender 5/1/25 (a)	225,000	211,429

TOTAL WISCONSIN		6,798,874

Wyoming - 0.4%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 3:
5% 6/1/24 (b)	675,000	707,886
5% 12/1/24 (b)	695,000	735,294
5% 6/1/25 (b)	700,000	745,939
5% 12/1/25 (b)	375,000	402,436

TOTAL WYOMING		2,591,555

TOTAL MUNICIPAL BONDS
(Cost $636,939,701)		585,750,043
	Shares	Value

Money Market Funds - 1.5%
Fidelity Municipal Cash Central Fund 0.88% (e)(f)
(Cost $9,078,000)	9,076,185	9,078,000
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $646,017,701)		594,828,043
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,469,526)
NET ASSETS - 100%		$593,358,517

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,445,949 or 0.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$--	$74,934,000	$65,856,000	$43,344	$--	$--	$9,078,000	0.6%
Total	$--	$74,934,000	$65,856,000	$43,344	$--	$--	$9,078,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$585,750,043	$--	$585,750,043	$--
Money Market Funds	9,078,000	9,078,000	--	--
Total Investments in Securities:	$594,828,043	$9,078,000	$585,750,043	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	25.1%
Transportation	20.7%
Health Care	11.6%
Education	10.4%
Housing	9.4%
Special Tax	7.0%
Others* (Individually Less Than 5%)	15.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $636,939,701)	$585,750,043
Fidelity Central Funds (cost $9,078,000)	9,078,000
Total Investment in Securities (cost $646,017,701)		$594,828,043
Cash		62,508
Receivable for investments sold		313,412
Receivable for fund shares sold		532,639
Interest receivable		7,261,694
Distributions receivable from Fidelity Central Funds		13,408
Other receivables		45
Total assets		603,011,749
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,275,190
Payable for fund shares redeemed	366,011
Distributions payable	1,012,031
Total liabilities		9,653,232
Net Assets		$593,358,517
Net Assets consist of:
Paid in capital		$646,925,051
Total accumulated earnings (loss)		(53,566,534)
Net Assets		$593,358,517
Net Asset Value, offering price and redemption price per share ($593,358,517 ÷ 62,383,848 shares)		$9.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		5,679,283
Income from Fidelity Central Funds		43,344
Total income		5,722,627
Expenses
Independent trustees' fees and expenses	$955
Total expenses		955
Net investment income (loss)		5,721,672
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,373,998)
Total net realized gain (loss)		(2,373,998)
Change in net unrealized appreciation (depreciation) on investment securities		(64,685,842)
Net gain (loss)		(67,059,840)
Net increase (decrease) in net assets resulting from operations		$(61,338,168)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,721,672	$8,058,982
Net realized gain (loss)	(2,373,998)	206,929
Change in net unrealized appreciation (depreciation)	(64,685,842)	2,167,623
Net increase (decrease) in net assets resulting from operations	(61,338,168)	10,433,534
Distributions to shareholders	(5,719,641)	(8,295,176)
Share transactions
Proceeds from sales of shares	173,139,475	485,618,087
Reinvestment of distributions	5	13
Cost of shares redeemed	(156,668,153)	(155,810,090)
Net increase (decrease) in net assets resulting from share transactions	16,471,327	329,808,010
Total increase (decrease) in net assets	(50,586,482)	331,946,368
Net Assets
Beginning of period	643,944,999	311,998,631
End of period	$593,358,517	$643,944,999
Other Information
Shares
Sold	17,345,846	46,004,101
Issued in reinvestment of distributions	1	1
Redeemed	(15,919,978)	(14,763,396)
Net increase (decrease)	1,425,869	31,240,706

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$10.50	$10.35	$9.85	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.090	.173	.232	.275	.261	.040
Net realized and unrealized gain (loss)	(1.050)	.068	.153	.531	(.193)	.041
Total from investment operations	(.960)	.241	.385	.806	.068	.081
Distributions from net investment income	(.090)	(.177)	(.235)	(.278)	(.258)	(.040)
Distributions from net realized gain	–	(.004)	–	(.028)	–	(.001)
Total distributions	(.090)	(.181)	(.235)	(.306)	(.258)	(.041)
Net asset value, end of period	$9.51	$10.56	$10.50	$10.35	$9.85	$10.04
Total ReturnD	(9.11)%	2.31%	3.79%	8.26%	.71%	.81%
Ratios to Average Net AssetsC,E,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	- %H
Net investment income (loss)	1.84%H	1.65%	2.26%	2.70%	2.69%	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$593,359	$643,945	$311,999	$188,914	$110,680	$10,128
Portfolio turnover rateI	11%H	5%	24%	18%	73%	35%J

 A For the period October 12, 2017 (commencement of operations) through December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,009,674
Gross unrealized depreciation	(52,194,948)
Net unrealized appreciation (depreciation)	$(51,185,274)
Tax cost	$646,013,317

The Fund elected to defer to its next fiscal year approximately $4,382 of capital losses recognized during the period November 1, 2021 to December 31,2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Municipal Income Fund	122,670,168	31,924,178

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Flex Municipal Income Fund	- %-C
Actual		$1,000.00	$908.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XLI-SANN-0822
1.9884857.104

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2022

% of fund's investments
1 - 7	45.7
8 - 30	1.7
31 - 60	4.1
61 - 90	3.8
91 - 180	9.3
> 180	35.5

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by theissuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2022

% of fund's net assets
Illinois	10.5
Texas	8.2
New York	7.9
Louisiana	7.0
California	6.3

Top Five Sectors as of June 30, 2022

% of fund's net assets
Synthetics	28.6
Transportation	12.7
Industrial Development	11.9
Health Care	10.0
Education	7.6

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	2.6%
AA,A	43.0%
BBB	6.6%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	47.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 52.5%
	Principal Amount	Value
Alabama - 0.4%
Black Belt Energy Gas District Bonds:
Series 2017 A, 4%, tender 7/1/22 (a)	$250,000	$250,000
Series 2018 A, 4%, tender 12/1/23 (a)	200,000	203,486
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (a)	145,000	146,422

TOTAL ALABAMA		599,908

Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (b)	70,000	75,056
Arizona - 1.1%
Bullhead City Excise Taxes Series 2021 2, 0.6% 7/1/24	275,000	261,893
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	160,000	160,436
Series 2019, 5%, tender 6/3/24 (a)(b)	480,000	502,327
Maricopa County Rev. Series 2016 A, 5% 1/1/23	100,000	101,575
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (b)	265,000	265,000
Series 2017 D, 5% 7/1/24	225,000	236,768

TOTAL ARIZONA		1,527,999

California - 3.0%
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/22	180,000	180,000
Series 2014 A, 5% 10/1/22	150,000	151,306
Series 2015, 5% 11/15/22	150,000	151,982
Series 2016 A, 4% 3/1/23	300,000	304,659
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2021 A, 1.875%, tender 10/3/22 (a)(b)	600,000	599,595
Series 2021 B, 0.375%, tender 7/15/22 (a)(b)	800,000	799,629
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 2%, tender 8/1/22 (a)(b)(c)	200,000	199,978
Series 2017 A1, 2%, tender 7/15/22 (a)(b)(c)	400,000	399,994
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	100,000	101,396
California Statewide Cmntys. Dev. Auth. Rev. Series 2018 A, 5% 3/1/23	110,000	112,415
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (b)	150,000	157,262
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/23 (b)	100,000	102,562
Series 2019 E, 4% 5/15/23	125,000	127,433
Series 2022 C, 5% 5/15/24 (b)	85,000	88,988
Series A, 5% 5/15/23 (b)	250,000	256,188
Northern California Pwr. Agcy. Rev. Series 2019 A, 5% 8/1/23	100,000	103,537
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/22 (Escrowed to Maturity) (b)	150,000	150,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2016 D, 5% 5/1/24	100,000	105,279
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (b)	100,000	102,209
Series 2017 A, 5% 3/1/23 (Escrowed to Maturity) (b)	100,000	102,209

TOTAL CALIFORNIA		4,296,621

Colorado - 0.5%
Colorado Health Facilities Auth. Series 2019 A, 5% 1/1/23	165,000	167,794
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	210,170
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (b)	100,000	101,047
Series 2012 B, 5% 11/15/22	215,000	217,730
Series 2020 B1, 5% 11/15/22 (b)	55,000	55,626

TOTAL COLORADO		752,367

Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/22	210,000	211,515
Series 2016 A, 5% 3/15/24	200,000	209,931
Series 2020 A, 5% 1/15/23	145,000	147,694
Series 2022 A, 3% 1/15/23	340,000	342,754
Series E:
5% 9/1/22	175,000	176,017
5% 9/15/22	475,000	478,427
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 1.1%, tender 2/11/25 (a)	510,000	489,517
Series 2014 A, 1.1%, tender 2/7/23 (a)	300,000	298,061
Series 2017 A1, 5%, tender 7/1/22 (a)	200,000	200,000
Series 2017 C2, 5%, tender 2/1/23 (a)	275,000	279,733
Series 2017 I1, 5% 7/1/22	100,000	100,000
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (b)	100,000	103,733
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	115,000	116,953
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/24	150,000	152,253
5% 1/1/24	100,000	101,502
Series A, 5% 5/1/23	325,000	333,779

TOTAL CONNECTICUT		3,741,869

District Of Columbia - 0.6%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (b)	100,000	103,388
5% 10/1/24 (b)	110,000	116,001
Series 2017 A:
5% 10/1/22 (b)	355,000	357,909
5% 10/1/24 (b)	100,000	105,456
Series 2019 A, 5% 10/1/22 (b)	5,000	5,041
Series 2019 B, 5% 10/1/22	100,000	100,868
Series 2020 A, 5% 10/1/22 (b)	85,000	85,697

TOTAL DISTRICT OF COLUMBIA		874,360

Florida - 3.5%
Broward County Arpt. Sys. Rev.:
Series 2012 P2, 5% 10/1/23	135,000	136,004
series 2012 Q1, 5% 10/1/22	125,000	126,073
Series 2015 C, 5% 10/1/22 (b)	275,000	277,086
Series 2017, 5% 10/1/23 (b)	125,000	129,158
Series 2019 B, 5% 10/1/23 (b)	100,000	103,326
Central Florida Expressway Auth. Sr. Lien Rev. Series 2017, 5% 7/1/22	115,000	115,000
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	100,000	106,474
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	100,000	100,653
Florida Board of Ed. Lottery Rev. Series 2012 A, 5% 7/1/22	115,000	115,000
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A:
0.3%, tender 7/1/22 (a)(b)	300,000	300,000
2.9%, tender 4/4/23 (a)(b)	600,000	599,998
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	181,322
Florida Muni. Pwr. Agcy. Rev. Series 2015 B, 5% 10/1/22	200,000	201,741
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2019 A, 5% 10/1/22 (b)	105,000	105,809
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/24 (b)	200,000	210,911
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 A, 5% 10/1/22	115,000	115,998
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23 (d)	15,000	15,590
5% 10/1/24 (d)	35,000	37,125
5% 10/1/25 (d)	25,000	27,069
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (b)	55,000	57,755
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/23	165,000	169,007
Miami-Dade County Aviation Rev. Series 2016 A, 5% 10/1/23	230,000	238,368
Miami-Dade County Health Facilities Auth. Hosp. Rev.:
(Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	320,000	331,005
(Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/22	40,000	40,111
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2007, 0.32%, tender 11/1/22 (a)	100,000	99,652
(Waste Mgmt., Inc. Proj.) Series 2018 A, 1.285%, tender 7/1/24 (a)(b)	270,000	260,163
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/22	100,000	101,116
Series 2015 A, 5% 5/1/23	175,000	179,553
Orlando & Orange County Expressway Auth. Rev.:
Series 2012, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	225,000	225,000
Series 2013 B, 5% 7/1/23	100,000	103,071
Palm Beach County School Board Ctfs. of Prtn. Series 2012 C, 5% 8/1/23	115,000	115,312

TOTAL FLORIDA		4,924,450

Georgia - 3.8%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/24 (b)	100,000	104,832
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	1,450,000	1,448,772
Series 2013, 1.55%, tender 8/19/22 (a)	100,000	99,894
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	100,000	102,391
Series 2012, 5% 4/1/23	100,000	102,391
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2015 A, 5% 1/1/23	245,000	248,642
Series 2019 A, 5% 1/1/23	450,000	456,689
Series 2020 A:
5% 1/1/23	100,000	101,486
5% 1/1/24	145,000	150,832
Series 2021 A, 5% 1/1/23	145,000	147,155
Series GG, 5% 1/1/23	190,000	193,161
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 B, 1 month U.S. LIBOR + 0.750% 1.461%, tender 9/1/23 (a)(e)	450,000	446,754
Series 2018 C, 4%, tender 12/1/23 (a)	110,000	112,219
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 1.48%, tender 12/1/23 (a)(e)	930,000	925,728
Series 2019 B, 4%, tender 12/2/24 (a)	265,000	272,452
Series 2018 A, 4% 3/1/23	200,000	202,409
Series 2022 A, 4% 12/1/25	70,000	71,215
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/25	150,000	159,184

TOTAL GEORGIA		5,346,206

Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/22 (d)	50,000	50,317
5% 10/1/23 (d)	85,000	87,426
5% 10/1/24 (d)	70,000	73,033
5% 10/1/25 (d)	85,000	89,723

TOTAL GUAM		300,499

Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/23	100,000	103,229
Illinois - 5.2%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	366,103
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	130,000	135,539
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	100,000	101,600
Series 2016 A, 5% 1/1/23 (b)	100,000	101,428
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (b)	450,000	466,756
Series 2016 C, 5% 1/1/23	175,000	177,782
Series 2017 A, 5% 1/1/23	210,000	213,339
Chicago Park District Gen. Oblig. Series 2021 E, 4% 1/1/23	300,000	302,963
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	100,000	101,083
Series 2021 B:
4% 11/15/22	110,000	111,006
4% 11/15/23	75,000	77,127
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (a)(b)	200,000	198,742
Illinois Fin. Auth.:
Series 2020 A, 5% 8/15/22	100,000	100,419
Series 2022 A, 5% 10/1/23 (d)	200,000	204,230
Illinois Fin. Auth. Rev.:
Series 2015 A:
5% 11/15/22	245,000	247,842
5% 11/15/23	150,000	156,239
5% 11/15/24	100,000	106,132
Series 2016 A, 5% 10/1/22	200,000	201,639
Series 2016 C, 5% 2/15/24	105,000	109,835
Series 2017 A, 5% 7/15/22	115,000	115,114
Series 2019, 5% 4/1/23	100,000	102,466
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/22 (Assured Guaranty Muni. Corp. Insured)	100,000	100,238
5% 8/1/24	120,000	120,285
Series 2013, 5% 7/1/23	100,000	102,382
Series 2017 D:
5% 11/1/22	200,000	201,813
5% 11/1/23	200,000	206,068
Series 2021 A, 5% 3/1/23	70,000	71,175
Series 2022 A, 5% 3/1/23	60,000	61,007
Series 2022 B:
5% 3/1/24	230,000	238,310
5% 3/1/25	465,000	488,620
5% 3/1/26	340,000	361,448
Series 2022 D1, 5% 3/1/23	70,000	71,175
Illinois Sales Tax Rev. Series 2021 A:
4% 6/15/23	260,000	263,521
4% 6/15/24	135,000	137,902
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	275,000	278,866
Series 2018 A, 5% 1/1/23	180,000	183,013
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	370,000	379,302
5% 6/1/24	405,000	423,650

TOTAL ILLINOIS		7,386,159

Indiana - 0.5%
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 4% 2/1/24	200,000	205,800
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/23	100,000	101,649
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (b)	205,000	208,118
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2016 A, 5%, tender 3/1/23 (a)(b)	200,000	203,054

TOTAL INDIANA		718,621

Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/23	130,000	132,182
Kentucky State Property & Buildings Commission Rev.:
Series 2016, 5% 11/1/23	675,000	702,759
Series 2018, 5% 5/1/23	65,000	66,680
Kentucky, Inc. Pub. Energy Bonds Series 2019 A1, 4%, tender 6/1/25 (a)	150,000	152,000
Louisville & Jefferson County Series 2016 A, 5% 10/1/22	140,000	141,205

TOTAL KENTUCKY		1,194,826

Louisiana - 0.2%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	100,000	98,813
State of Louisiana Grant Anticipation Rev. Series 2021, 5% 9/1/22	200,000	201,175

TOTAL LOUISIANA		299,988

Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/22	210,000	210,000
5% 7/1/23	625,000	644,384

TOTAL MAINE		854,384

Maryland - 0.6%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2013 B, 5% 7/1/22	620,000	620,000
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	25,000	26,752
Series 2022 B, 5% 12/1/23 (d)	30,000	31,032
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012 A, 3.25% 7/1/22 (Escrowed to Maturity)	100,000	100,000
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/24	120,000	126,191

TOTAL MARYLAND		903,975

Massachusetts - 3.1%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	250,000	253,741
Massachusetts Dev. Fin. Agcy. Rev.:
(Suffolk Univ. Proj.) Series 2017, 5% 7/1/22	200,000	200,000
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 1.41%, tender 7/7/22 (a)(e)	200,000	199,158
Series 2015 C, 5% 10/1/22	100,000	100,832
Series 2017 S, 5% 7/1/22	100,000	100,000
Series 2020 A, 5% 10/1/22	340,000	343,026
Series 2021 A, 5% 6/1/23	360,000	368,331
Series Q, 5% 7/1/22	105,000	105,000
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (b)	310,000	326,577
Series 2015 A, 5% 1/1/24 (b)	580,000	599,184
Series 2016, 5% 7/1/24 (b)	15,000	15,680
Series 2022 B:
5% 7/1/24 (b)	30,000	31,372
5% 7/1/25 (b)	65,000	68,844
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	1,195,000	1,245,264
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/23 (b)	150,000	154,263
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	111,219
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	118,942

TOTAL MASSACHUSETTS		4,341,433

Michigan - 1.7%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	134,677
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	105,000	108,323
Bonds Series 2019 B, 3.5%, tender 11/15/22 (a)	270,000	271,379
Series 2012, 5% 11/1/22	100,000	101,149
Series 2014 25A, 5% 11/1/22 (b)	100,000	101,110
Series 2015 A, 5% 8/1/22 (Escrowed to Maturity)	125,000	125,339
Series 2022:
5% 4/15/25	160,000	171,774
5% 4/15/26	265,000	290,078
Michigan Gen. Oblig. Series 2016, 5% 3/15/23	100,000	102,329
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	70,000	69,770
Northern Michigan Univ. Revs. Series 2021, 5% 6/1/23	415,000	427,253
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 3% 9/1/22	125,000	125,334
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/22 (b)	200,000	200,413
Series 2017 C, 5% 12/1/22	125,000	126,763

TOTAL MICHIGAN		2,355,691

Minnesota - 0.3%
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	209,942
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/23	200,000	203,298

TOTAL MINNESOTA		413,240

Missouri - 0.2%
Missouri Health & Edl. Facilities Rev. Series 2014 A, 5% 6/1/23	235,000	242,089
Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2019 A, 5% 1/1/23	100,000	101,693
Nebraska - 0.4%
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (b)	550,000	592,506
Nevada - 0.3%
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 2.35%, tender 12/1/22 (a)(b)(c)	100,000	100,061
Series 2020 A, 0.85%, tender 1/26/23 (a)(b)(c)	400,000	394,667

TOTAL NEVADA		494,728

New Jersey - 4.1%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A, 5% 11/1/22 (Assured Guaranty Muni. Corp. Insured)	1,105,000	1,117,479
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/22	100,000	100,000
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	193,276
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	415,512
Series 2019, 5.25% 9/1/24 (c)	200,000	208,838
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/24	140,000	147,089
Series O, 5.25% 8/1/22	215,000	215,578
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22	100,000	100,000
5% 7/1/23	240,000	247,443
Series 2017 A, 5% 7/1/23	135,000	139,349
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (b)	195,000	197,622
Series 2015 1A, 5% 12/1/22 (b)	100,000	101,217
Series 2016 1A:
5% 12/1/22 (b)	100,000	101,344
5% 12/1/23 (b)	100,000	103,694
5% 12/1/24 (b)	170,000	179,082
Series 2017 1A, 5% 12/1/24 (b)	350,000	369,452
Series 2019 A, 5% 12/1/22	15,000	15,205
Series 2021 A, 5% 12/1/23 (b)	200,000	207,389
Series 2022 B, 5% 12/1/25 (b)	250,000	266,277
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	90,000	88,033
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (b)	100,000	100,546
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	300,000	306,320
5% 6/1/24	255,000	264,196
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	108,473
Series 2006 A, 5.25% 12/15/22	160,000	162,663
Series 2006 C, 0% 12/15/24	260,000	245,532
Series 2014 AA, 5% 6/15/25	100,000	103,548

TOTAL NEW JERSEY		5,805,157

New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (b)	100,000	103,252
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (a)	150,000	158,061
New Mexico Severance Tax Rev. Series 2016 B, 4% 7/1/22	250,000	250,000

TOTAL NEW MEXICO		511,313

New York - 2.5%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A:
5% 12/1/24	175,000	182,560
5% 12/1/25	175,000	184,304
Monroe County Indl. Dev. Corp. Series 2015 A, 5% 7/1/22	225,000	225,000
New York City Gen. Oblig.:
Series 2016 A, 5% 8/1/22	110,000	110,304
Series 2016, 5% 8/1/22	100,000	100,277
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	35,000	37,598
New York Dorm. Auth. Rev. Series 2015 A, 4% 7/1/22	100,000	100,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 D1, 5% 11/1/22	100,000	101,043
Series 2008 B2, 5% 11/15/22	500,000	505,805
Series 2012 F, 5% 11/15/22	350,000	354,064
Series 2014 A2, 5% 11/15/22	250,000	252,903
Series 2015 A1, 5% 11/15/22	100,000	101,161
Series 2015 B, 5% 11/15/22	100,000	101,161
Series 2015 F, 5% 11/15/22	100,000	101,161
Series 2017 B, 5% 11/15/23	390,000	403,644
Series 2020 A, 5% 2/1/23	200,000	203,404
New York State Dorm. Auth. Series 2017 A:
5% 2/15/23	30,000	30,646
5% 2/15/23 (Escrowed to Maturity)	95,000	97,003
Syracuse Reg'l. Arpt. Auth. Series 2021, 4% 7/1/22 (b)	325,000	325,000

TOTAL NEW YORK		3,517,038

New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 177, 5% 7/15/23 (b)	235,000	238,565
Series 178, 5% 12/1/23 (b)	135,000	140,178
Series 186, 5% 10/15/23 (b)	100,000	103,541
Series 2017 202, 5% 10/15/23 (b)	225,000	232,968

TOTAL NEW YORK AND NEW JERSEY		715,252

North Carolina - 0.3%
Charlotte Int'l. Arpt. Rev. Series 2017 B:
5% 7/1/22 (b)	115,000	115,000
5% 7/1/23 (b)	130,000	133,695
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (a)	115,000	122,117

TOTAL NORTH CAROLINA		370,812

Ohio - 1.4%
American Muni. Pwr., Inc. Rev. Series 2021 A:
5% 2/15/23	200,000	203,962
5% 2/15/24	200,000	209,372
Miami Univ. Series 2022 A, 5% 9/1/23	50,000	51,830
Ohio Gen. Oblig. Series 2021 A, 5% 3/1/23	100,000	102,295
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2022:
5% 1/1/23	235,000	237,744
5% 1/1/25	200,000	208,294
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	100,000	101,435
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	215,000	229,870
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25 (d)	105,000	110,882
Wright State Univ. Gen. Receipts Series 2021 A, 4% 5/1/23 (Build America Mutual Assurance Insured)	500,000	509,153

TOTAL OHIO		1,964,837

Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/22	100,000	100,378
Univ. of Oklahoma Gen. Rev. Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	150,000	154,562

TOTAL OKLAHOMA		254,940

Oregon - 0.5%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	125,000	125,341
Port of Portland Arpt. Rev.:
Series 2022, 5% 7/1/25 (b)	195,000	207,916
Series 26 C, 5% 7/1/24 (b)	300,000	314,198

TOTAL OREGON		647,455

Pennsylvania - 3.9%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A, 5% 3/1/23	625,000	638,183
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	315,000	324,324
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (a)(b)	100,000	100,285
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 B, 5% 6/1/23	1,000,000	1,029,983
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/23	100,000	102,843
Delaware County Auth. Univ. Rev. Series 2014, 5% 8/1/23	150,000	155,142
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,030,000	1,029,220
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 2%, tender 7/15/22 (a)(b)	400,000	399,994
(Republic Svcs., Inc. Proj.) Series 2019 B2, 0.3%, tender 7/15/22 (a)(b)	200,000	199,903
(Waste Mgmt., Inc. Proj.) Series 2013, 2%, tender 8/1/22 (a)(b)	600,000	599,975
(Waste Mgmt., Inc. Proj.) Series 2021 A, SIFMA Municipal Swap Index + 0.400% 1.31%, tender 6/3/24 (a)(b)(e)	100,000	96,559
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2012 A, 5% 8/15/22	100,000	100,418
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/23 (b)	10,000	10,228
5% 4/1/24 (b)	10,000	10,446
5% 4/1/25 (b)	15,000	15,939
Series 2021 137, 0.4% 4/1/23	40,000	39,569
Series 2022 138, 5% 10/1/22	350,000	352,987
Philadelphia Gas Works Rev. Series 2015 13:
5% 8/1/22	200,000	200,502
5% 8/1/24	100,000	105,420

TOTAL PENNSYLVANIA		5,511,920

Pennsylvania, New Jersey - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series 2012, 5% 1/1/24	225,000	228,568
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	115,997
Series 2015, 5% 11/1/22	210,000	212,420

TOTAL RHODE ISLAND		328,417

South Carolina - 1.3%
Charleston County Arpt. District Series 2013 A, 5.25% 7/1/22 (b)	320,000	320,000
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	545,000	554,974
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5% 12/1/25	350,000	373,960
Series 2016 C, 5% 12/1/22	100,000	101,402
Series 2022 A, 5% 12/1/24	315,000	332,129
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	100,000	102,375

TOTAL SOUTH CAROLINA		1,784,840

Tennessee - 1.2%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/22 (b)	1,000,000	1,000,000
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	715,000	745,787

TOTAL TENNESSEE		1,745,787

Texas - 2.5%
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (b)	125,000	131,985
Series 2022, 5% 11/15/25 (b)	105,000	112,811
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (b)	100,000	100,995
El Paso Gen. Oblig. Series 2021 C, 5% 8/15/23	75,000	77,661
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2019 B, 5%, tender 12/1/24 (a)	205,000	216,787
Series 2013 A, 5% 12/1/22	300,000	304,193
Harris County Gen. Oblig. Series 2012 C, 5% 8/15/24	100,000	100,417
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (b)	100,000	100,000
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2015, 5% 5/15/23	215,000	220,714
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020 B, 2.1%, tender 9/1/22 (a)(b)	880,000	879,947
North Texas Tollway Auth. Rev.:
(Sub Lien) Series 2017 B, 5% 1/1/24	150,000	152,334
Series 2017 B, 5% 1/1/23	105,000	106,731
Series 2021 B, 5% 1/1/26	65,000	70,547
Port of Houston Auth. Series 2021, 5% 10/1/23	105,000	109,149
San Antonio Elec. & Gas Sys. Rev. Series 2022, 5% 2/1/26	50,000	54,455
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2013, 5% 10/1/22	350,000	352,928
Series 2014, 5% 12/1/22	220,000	223,192
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 A, 5% 7/1/22	205,000	205,000

TOTAL TEXAS		3,519,846

Utah - 0.2%
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/24 (b)	105,000	109,969
Utah County Hosp. Rev. Series 2016 A, 5% 5/15/23	110,000	113,125

TOTAL UTAH		223,094

Virginia - 1.5%
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 3%, tender 5/1/23 (a)(b)	2,000,000	2,006,498
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	99,254

TOTAL VIRGINIA		2,105,752

Washington - 0.7%
King County Hsg. Auth. Rev. Series 2021, 2% 12/1/22	250,000	250,364
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/24	100,000	104,791
Series 2016, 5% 2/1/25	120,000	127,819
Series 2021 C:
5% 8/1/23 (b)	100,000	102,780
5% 8/1/24 (b)	105,000	109,821
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/23	155,000	158,571
Washington Fed. Hwy. Grant Anticipation Rev.:
(Sr 520 Corridor Prog.) Series 2012 F, 5% 9/1/24	100,000	100,577
Series 2012 F, 5% 9/1/22	100,000	100,543

TOTAL WASHINGTON		1,055,266

West Virginia - 0.1%
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	100,082
Wisconsin - 1.0%
Wisconsin Gen. Oblig. Series 1, 5% 11/1/22	175,000	177,154
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	100,000	103,191
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	485,000	491,229
Bonds Series 2018 B, 5%, tender 1/25/23 (a)	110,000	111,980
Series 2013 B1, 4% 11/15/22	150,000	151,312
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022, 5% 10/1/25 (d)	360,000	385,854
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (a)	15,000	14,396

TOTAL WISCONSIN		1,435,116

TOTAL MUNICIPAL BONDS
(Cost $75,178,554)		74,267,389

Municipal Notes - 44.2%
Alabama - 0.1%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 1.17% 7/7/22, LOC Bank of America NA, VRDN (a)(b)	180,000	$180,000
Arizona - 1.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater MIZ 90 88, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	1,200,000	1,200,000
Series XF 10 91, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	100,000	100,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series 2018 XM 06 15, 1.1% 7/7/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(h)	100,000	100,000
Series XM 08 23, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	100,000	100,000

TOTAL ARIZONA		1,500,000

California - 3.3%
California HFA Rev. Participating VRDN Series Floater MIZ 90 97, 1.16% 7/7/22, LOC Mizuho Cap. Markets LLC (a)(f)(h)	200,000	200,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2004 I, 0.21% tender 7/13/22, CP mode	500,000	499,866
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)(h)	300,000	300,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 1.11% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(b)(f)(h)	1,400,000	1,400,000
Series 2022 MIZ 90 90, 1.11% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(b)(f)(h)	1,500,000	1,500,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	200,000	200,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)(h)	400,000	400,000
San Jose Int. Arpt. Rev. Participating VRDN Series XF 29 98, 1.03% 7/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)(h)	200,000	200,000

TOTAL CALIFORNIA		4,699,866

Colorado - 1.2%
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	1,525,000	1,525,000
Series XM 10 20, 1.06% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	200,000	200,000

TOTAL COLORADO		1,725,000

Florida - 2.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XX 12 21, 1.05% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	195,000	195,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	300,000	300,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 1.21% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	500,000	500,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	200,000	200,000
Miami-Dade County Participating VRDN Series XF 29 47, 1.01% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(h)	400,000	400,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	100,000	100,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series 2021 XF 12 61, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	140,000	140,000
Sarasota County Pub. Hosp. District Hosp. Rev. Participating VRDN Series XL 02 75, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	400,000	400,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 86, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,140,000	1,140,000

TOTAL FLORIDA		3,375,000

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XF 07 65, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	200,000	200,000
Series XG 03 86, 0% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	500,000	500,000

TOTAL HAWAII		700,000

Illinois - 5.3%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XM 08 79, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	100,000	100,000
Series XM 08 84, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	100,000	100,000
Series XM 09 17, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,100,000	1,100,000
Chicago Transit Auth. Participating VRDN Series XM 09 05, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	3,450,000	3,450,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,365,000	1,365,000
Deutsche Spears/Lifers Trust Participating VRDN Series 2016 XG 00 93, 1.11% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	300,000	300,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 1.06% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	520,000	520,000
Metropolitan Pier & Exposition Participating VRDN:
Series 2021 XF 12 23, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	100,000	100,000
Series XF 09 65, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	300,000	300,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 1.15% 7/7/22, LOC Wells Fargo Bank NA, VRDN (a)(b)	120,000	120,000

TOTAL ILLINOIS		7,455,000

Indiana - 0.1%
Lucky Heights Tc, Lp Participating VRDN Series XF 11 41, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	200,000	200,000
Kentucky - 2.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	100,000	100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 1.12% 7/1/22, VRDN (a)(b)	2,940,000	2,940,000

TOTAL KENTUCKY		3,040,000

Louisiana - 6.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.15% 7/7/22, VRDN (a)	7,595,000	7,594,999
Series 2010 B1, 1.1% 7/7/22, VRDN (a)	2,000,000	2,000,000

TOTAL LOUISIANA		9,594,999

Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series XM 09 99, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	400,000	400,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.11% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	100,000	100,000
Massachusetts Port Auth. Rev. Participating VRDN Series XM 08 51, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	600,000	600,000

TOTAL MASSACHUSETTS		1,100,000

Minnesota - 0.2%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	100,000	100,000
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	100,000	100,000
Minnesota Rural Wtr. Fin. Auth. BAN Series 2021 B, 0.3% 8/1/22	100,000	99,860

TOTAL MINNESOTA		299,860

Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 1.03% 7/7/22 (Liquidity Facility Royal Bank of Canada) (a)(f)(h)	200,000	200,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XL 02 58, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	200,000	200,000

TOTAL MISSOURI		400,000

Nevada - 0.4%
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(f)(g)(h)	500,000	500,000
New Jersey - 0.4%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 12, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	120,000	120,000
West Orange Gen. Oblig. BAN Series 2021, 2% 11/11/22	400,000	400,479

TOTAL NEW JERSEY		520,479

New York - 5.4%
Hempstead Union Free School District BAN Series 2021 A, 1.5% 11/30/22	600,000	599,707
New York Dorm. Auth. Rev. Participating VRDN Series XF 13 28, 1.08% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	300,000	300,000
New York Liberty Dev. Corp. Participating VRDN Series XF 12 42, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	665,000	665,000
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2019 D1, 5% 9/1/22	2,080,000	2,091,177
Participating VRDN:
Series XF 13 21, 1.09% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	400,000	400,000
Series ZF 02 18, 1.09% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	200,000	200,000
New York Pwr. Auth. Participating VRDN Series XF 13 10, 1.03% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(h)	3,000,000	3,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XM 08 30, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	100,000	100,000
Series XM 08 31, 1.08% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	200,000	200,000
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	100,000	100,000

TOTAL NEW YORK		7,655,884

Ohio - 0.5%
Ohio Hosp. Rev. Series 2015 B, 1.18% 7/7/22, VRDN (a)	200,000	200,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	300,000	300,000
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22	200,000	199,918

TOTAL OHIO		699,918

Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 1.24% 7/7/22, VRDN (a)	600,000	600,000
Oregon - 0.1%
Oregon Facilities Auth. Rev. Participating VRDN Series XL 02 66, 1.03% 7/7/22 (Liquidity Facility Bank of America NA) (a)(f)(h)	200,000	200,000
Pennsylvania - 1.5%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)(h)	300,000	300,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	200,000	200,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)(a)(f)(g)(h)	100,000	100,000
Series 2017 B, 1.21% 7/7/25, VRDN (a)	1,450,000	1,450,000

TOTAL PENNSYLVANIA		2,050,000

South Carolina - 1.1%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 1.06% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(h)	100,000	100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,400,000	1,400,000

TOTAL SOUTH CAROLINA		1,500,000

Tennessee - 2.1%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	500,000	500,000
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2022 ZF 29 74, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	2,500,000	2,500,000

TOTAL TENNESSEE		3,000,000

Texas - 5.7%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	100,000	100,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	1,100,000	1,100,000
Hurst Participating VRDN Series XF 10 94, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	100,000	100,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	1,100,000	1,100,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series XF 12 21, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	50,000	50,000
Series XF 12 91, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	2,500,000	2,500,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.07% 7/7/22, VRDN (a)(b)	2,300,000	2,300,000
Series 2010 D, 1.18% 7/7/22, VRDN (a)	575,000	575,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	100,000	100,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 1.1% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	100,000	100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	100,000	100,000

TOTAL TEXAS		8,125,000

Utah - 0.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series XM 08 82, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	100,000	100,000
Series ZF 29 76, 1.11% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	300,000	300,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	300,000	300,000

TOTAL UTAH		700,000

Virginia - 0.1%
Virginia Small Bus. Fing. Auth. Series 2004, 1.07% 7/7/22, LOC Truist Bank, VRDN (a)(b)	100,000	100,000
Washington - 1.7%
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters ZM 06 79, 1.21% 7/7/22 (Liquidity Facility Citibank NA) (a)(f)(h)	2,350,000	2,350,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.09% 8/11/22 (Liquidity Facility Barclays Bank PLC)(a)(b)(f)(h)	100,000	100,000

TOTAL WASHINGTON		2,450,000

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 1.21% 7/7/25, VRDN (a)	200,000	200,000
TOTAL MUNICIPAL NOTES
(Cost $62,579,936)		62,571,006
	Shares	Value

Money Market Funds - 3.8%
Fidelity Municipal Cash Central Fund 0.88% (i)(j)
(Cost $5,412,000)	5,410,918	5,412,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $143,170,490)		142,250,395
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(745,693)
NET ASSETS - 100%		$141,504,702

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,303,538 or 0.9% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,200,000 or 2.3% of net assets.

 (h) Coupon rates are determined by re-marketing agents based on current market conditions.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series Floater MIZ 90 88, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/3/22	$1,200,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	$300,000
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	6/2/22	$300,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	$200,000
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/10/22	$500,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	$100,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/14/20	$200,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	12/10/20 - 4/13/22	$400,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$7,907,002	$35,266,003	$37,761,000	$17,149	$--	$(5)	$5,412,000	0.4%
Total	$7,907,002	$35,266,003	$37,761,000	$17,149	$--	$(5)	$5,412,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$136,838,395	$--	$136,838,395	$--
Money Market Funds	5,412,000	5,412,000	--	--
Total Investments in Securities:	$142,250,395	$5,412,000	$136,838,395	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Synthetics	28.6%
Transportation	12.7%
Industrial Development	11.9%
Health Care	10.0%
Education	7.6%
General Obligations	7.5%
Electric Utilities	5.0%
Others* (Individually Less Than 5%)	16.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $137,758,490)	$136,838,395
Fidelity Central Funds (cost $5,412,000)	5,412,000
Total Investment in Securities (cost $143,170,490)		$142,250,395
Cash		205,681
Receivable for fund shares sold		204,552
Interest receivable		962,656
Distributions receivable from Fidelity Central Funds		5,253
Total assets		143,628,537
Liabilities
Payable for investments purchased
Regular delivery	$804,104
Delayed delivery	1,118,408
Payable for fund shares redeemed	93,318
Distributions payable	108,005
Total liabilities		2,123,835
Net Assets		$141,504,702
Net Assets consist of:
Paid in capital		$142,424,829
Total accumulated earnings (loss)		(920,127)
Net Assets		$141,504,702
Net Asset Value, offering price and redemption price per share ($141,504,702 ÷ 14,201,823 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$434,203
Income from Fidelity Central Funds		17,149
Total income		451,352
Expenses
Independent trustees' fees and expenses	$223
Total expenses		223
Net investment income (loss)		451,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(596)
Total net realized gain (loss)		(596)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,021,372)
Fidelity Central Funds	(5)
Total change in net unrealized appreciation (depreciation)		(1,021,377)
Net gain (loss)		(1,021,973)
Net increase (decrease) in net assets resulting from operations		$(570,844)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$451,129	$589,617
Net realized gain (loss)	(596)	5,696
Change in net unrealized appreciation (depreciation)	(1,021,377)	(178,118)
Net increase (decrease) in net assets resulting from operations	(570,844)	417,195
Distributions to shareholders	(450,981)	(603,242)
Share transactions
Proceeds from sales of shares	54,896,426	130,607,143
Reinvestment of distributions	–	16,296
Cost of shares redeemed	(57,971,458)	(64,903,201)
Net increase (decrease) in net assets resulting from share transactions	(3,075,032)	65,720,238
Total increase (decrease) in net assets	(4,096,857)	65,534,191
Net Assets
Beginning of period	145,601,559	80,067,368
End of period	$141,504,702	$145,601,559
Other Information
Shares
Sold	5,500,764	13,003,310
Issued in reinvestment of distributions	–	1,622
Redeemed	(5,814,863)	(6,462,435)
Net increase (decrease)	(314,099)	6,542,497

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.04	$10.02	$9.98	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.030	.052	.121	.192	.179	.028
Net realized and unrealized gain (loss)	(.069)	(.007)	.026	.044	(.004)	(.020)
Total from investment operations	(.039)	.045	.147	.236	.175	.008
Distributions from net investment income	(.031)	(.054)	(.125)	(.193)	(.174)	(.028)
Distributions from net realized gain	–	(.001)	(.002)	(.003)	(.001)	–
Total distributions	(.031)	(.055)	(.127)	(.196)	(.175)	(.028)
Net asset value, end of period	$9.96	$10.03	$10.04	$10.02	$9.98	$9.98
Total ReturnD,E	(.39)%	.45%	1.48%	2.39%	1.77%	.08%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	- %I
Net investment income (loss)	.61%I	.52%	1.21%	1.92%	1.81%	1.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$141,505	$145,602	$80,067	$54,558	$36,787	$10,021
Portfolio turnover rateJ	51%I	44%	36%	52%	11%	- %K

 A For the period October 12, 2017 (commencement of operations) through December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,686
Gross unrealized depreciation	(954,669)
Net unrealized appreciation (depreciation)	$(919,983)
Tax cost	$143,170,378

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	20,554,416	18,232,596

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Conservative Income Municipal Bond Fund	5,085,000	4,170,000	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Flex Conservative Income Municipal Bond Fund	--%C
Actual		$1,000.00	$996.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XCB-SANN-0822
1.9884864.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022